UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-23762

Fidelity Greenwood Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® SAI Convertible Arbitrage Fund Fidelity® SAI Convertible Arbitrage Fund : FSAWX

This semi-annual shareholder report contains information about Fidelity® SAI Convertible Arbitrage Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Convertible Arbitrage Fund	$ 74	1.45%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$1,272,626,272
Number of Holdings	51
Portfolio Turnover	456%
What did the Fund invest in?
(as of July 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	22.1
Swaps	390.0

ASSET ALLOCATION (% of Fund's total exposure)

Swaps - 76.2
Corporate Bonds - 7.2
Common Stocks - 5.6
U.S. Treasury Obligations - 5.6
Futures Contracts - 4.3
Domestic Equity Funds - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	28.5
Mastercard Inc Class A	8.5
Philip Morris International Inc	6.7
Western Digital Corp	3.6
Knight-Swift Transportation Holdings Inc	3.5
Citigroup Inc	3.4
LCI Industries	3.4
Microsoft Corp	3.2
NVIDIA Corp	2.5
Pitney Bowes Inc	2.4
65.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914486.102    7521-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Risk Parity Fund Fidelity® Risk Parity Fund : FAPSX

This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Risk Parity Fund	$ 30	0.60%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$15,735,719
Number of Holdings	33
Portfolio Turnover	104%
What did the Fund invest in?
(as of July 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	15.0
Swaps	60.5

ASSET ALLOCATION (% of Fund's total exposure)

Swaps - 34.5
Fixed-Income Funds - 27.3
Domestic Equity Funds - 21.0
Futures Contracts - 8.5
International Equity Funds - 3.8
Short-Term Investments and Net Other Assets (Liabilities) - 4.9

TOP HOLDINGS (% of Fund's net assets)
Fidelity Inflation-Protected Bond Index Fund	24.0
Fidelity Commodity Strategy Fund	15.9
iShares US Treasury Bond ETF	11.2
Fidelity Small Cap Value Index Fund	8.2
iShares J.P. Morgan EM Local Currency Bond ETF	7.7
Fidelity Small Cap Index Fund	5.4
US Treasury Bill	5.2
Fidelity International Index Fund	4.2
Fidelity Real Estate Index Fund	3.7
Fidelity Long-Term Treasury Bond Index Fund	3.2
88.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914452.102    6513-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Risk Parity Fund Fidelity Advisor® Risk Parity Fund Class Z : FAPZX

This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 28	0.55%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$15,735,719
Number of Holdings	33
Portfolio Turnover	104%
What did the Fund invest in?
(as of July 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	15.0
Swaps	60.5

ASSET ALLOCATION (% of Fund's total exposure)

Swaps - 34.5
Fixed-Income Funds - 27.3
Domestic Equity Funds - 21.0
Futures Contracts - 8.5
International Equity Funds - 3.8
Short-Term Investments and Net Other Assets (Liabilities) - 4.9

TOP HOLDINGS (% of Fund's net assets)
Fidelity Inflation-Protected Bond Index Fund	24.0
Fidelity Commodity Strategy Fund	15.9
iShares US Treasury Bond ETF	11.2
Fidelity Small Cap Value Index Fund	8.2
iShares J.P. Morgan EM Local Currency Bond ETF	7.7
Fidelity Small Cap Index Fund	5.4
US Treasury Bill	5.2
Fidelity International Index Fund	4.2
Fidelity Real Estate Index Fund	3.7
Fidelity Long-Term Treasury Bond Index Fund	3.2
88.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914457.102    6518-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Risk Parity Fund Fidelity Advisor® Risk Parity Fund Class M : FAPWX

This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 56	1.10%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$15,735,719
Number of Holdings	33
Portfolio Turnover	104%
What did the Fund invest in?
(as of July 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	15.0
Swaps	60.5

ASSET ALLOCATION (% of Fund's total exposure)

Swaps - 34.5
Fixed-Income Funds - 27.3
Domestic Equity Funds - 21.0
Futures Contracts - 8.5
International Equity Funds - 3.8
Short-Term Investments and Net Other Assets (Liabilities) - 4.9

TOP HOLDINGS (% of Fund's net assets)
Fidelity Inflation-Protected Bond Index Fund	24.0
Fidelity Commodity Strategy Fund	15.9
iShares US Treasury Bond ETF	11.2
Fidelity Small Cap Value Index Fund	8.2
iShares J.P. Morgan EM Local Currency Bond ETF	7.7
Fidelity Small Cap Index Fund	5.4
US Treasury Bill	5.2
Fidelity International Index Fund	4.2
Fidelity Real Estate Index Fund	3.7
Fidelity Long-Term Treasury Bond Index Fund	3.2
88.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914455.102    6516-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Risk Parity Fund Fidelity Advisor® Risk Parity Fund Class I : FAPYX

This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 30	0.60%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$15,735,719
Number of Holdings	33
Portfolio Turnover	104%
What did the Fund invest in?
(as of July 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	15.0
Swaps	60.5

ASSET ALLOCATION (% of Fund's total exposure)

Swaps - 34.5
Fixed-Income Funds - 27.3
Domestic Equity Funds - 21.0
Futures Contracts - 8.5
International Equity Funds - 3.8
Short-Term Investments and Net Other Assets (Liabilities) - 4.9

TOP HOLDINGS (% of Fund's net assets)
Fidelity Inflation-Protected Bond Index Fund	24.0
Fidelity Commodity Strategy Fund	15.9
iShares US Treasury Bond ETF	11.2
Fidelity Small Cap Value Index Fund	8.2
iShares J.P. Morgan EM Local Currency Bond ETF	7.7
Fidelity Small Cap Index Fund	5.4
US Treasury Bill	5.2
Fidelity International Index Fund	4.2
Fidelity Real Estate Index Fund	3.7
Fidelity Long-Term Treasury Bond Index Fund	3.2
88.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914456.102    6517-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Risk Parity Fund Fidelity Advisor® Risk Parity Fund Class C : FAPVX

This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.60%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$15,735,719
Number of Holdings	33
Portfolio Turnover	104%
What did the Fund invest in?
(as of July 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	15.0
Swaps	60.5

ASSET ALLOCATION (% of Fund's total exposure)

Swaps - 34.5
Fixed-Income Funds - 27.3
Domestic Equity Funds - 21.0
Futures Contracts - 8.5
International Equity Funds - 3.8
Short-Term Investments and Net Other Assets (Liabilities) - 4.9

TOP HOLDINGS (% of Fund's net assets)
Fidelity Inflation-Protected Bond Index Fund	24.0
Fidelity Commodity Strategy Fund	15.9
iShares US Treasury Bond ETF	11.2
Fidelity Small Cap Value Index Fund	8.2
iShares J.P. Morgan EM Local Currency Bond ETF	7.7
Fidelity Small Cap Index Fund	5.4
US Treasury Bill	5.2
Fidelity International Index Fund	4.2
Fidelity Real Estate Index Fund	3.7
Fidelity Long-Term Treasury Bond Index Fund	3.2
88.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914454.102    6515-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Risk Parity Fund Fidelity Advisor® Risk Parity Fund Class A : FAPUX

This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 43	0.85%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$15,735,719
Number of Holdings	33
Portfolio Turnover	104%
What did the Fund invest in?
(as of July 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	15.0
Swaps	60.5

ASSET ALLOCATION (% of Fund's total exposure)

Swaps - 34.5
Fixed-Income Funds - 27.3
Domestic Equity Funds - 21.0
Futures Contracts - 8.5
International Equity Funds - 3.8
Short-Term Investments and Net Other Assets (Liabilities) - 4.9

TOP HOLDINGS (% of Fund's net assets)
Fidelity Inflation-Protected Bond Index Fund	24.0
Fidelity Commodity Strategy Fund	15.9
iShares US Treasury Bond ETF	11.2
Fidelity Small Cap Value Index Fund	8.2
iShares J.P. Morgan EM Local Currency Bond ETF	7.7
Fidelity Small Cap Index Fund	5.4
US Treasury Bill	5.2
Fidelity International Index Fund	4.2
Fidelity Real Estate Index Fund	3.7
Fidelity Long-Term Treasury Bond Index Fund	3.2
88.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914453.102    6514-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Hedged Equity Fund Fidelity® Hedged Equity Fund : FEQHX

This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Hedged Equity Fund	$ 28	0.55%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$768,208,152
Number of Holdings	464
Portfolio Turnover	98%
What did the Fund invest in?
(as of July 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	1.0

ASSET ALLOCATION (% of Fund's total exposure)

Common Stocks - 96.7
Domestic Equity Funds - 1.9
Options - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.5
Apple Inc	7.0
Alphabet Inc Class A	5.9
Microsoft Corp	5.6
Amazon.com Inc	4.2
Broadcom Inc	2.9
Meta Platforms Inc Class A	1.9
iShares Core S&P 500 ETF	1.9
Berkshire Hathaway Inc Class B	1.8
JPMorgan Chase & Co	1.8
40.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914472.102    6875-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Hedged Equity Fund Fidelity Advisor® Hedged Equity Fund Class Z : FEQZX

This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 26	0.50%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$768,208,152
Number of Holdings	464
Portfolio Turnover	98%
What did the Fund invest in?
(as of July 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	1.0

ASSET ALLOCATION (% of Fund's total exposure)

Common Stocks - 96.7
Domestic Equity Funds - 1.9
Options - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.5
Apple Inc	7.0
Alphabet Inc Class A	5.9
Microsoft Corp	5.6
Amazon.com Inc	4.2
Broadcom Inc	2.9
Meta Platforms Inc Class A	1.9
iShares Core S&P 500 ETF	1.9
Berkshire Hathaway Inc Class B	1.8
JPMorgan Chase & Co	1.8
40.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914477.102    6880-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Hedged Equity Fund Fidelity Advisor® Hedged Equity Fund Class M : FEQNX

This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 54	1.05%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$768,208,152
Number of Holdings	464
Portfolio Turnover	98%
What did the Fund invest in?
(as of July 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	1.0

ASSET ALLOCATION (% of Fund's total exposure)

Common Stocks - 96.7
Domestic Equity Funds - 1.9
Options - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.5
Apple Inc	7.0
Alphabet Inc Class A	5.9
Microsoft Corp	5.6
Amazon.com Inc	4.2
Broadcom Inc	2.9
Meta Platforms Inc Class A	1.9
iShares Core S&P 500 ETF	1.9
Berkshire Hathaway Inc Class B	1.8
JPMorgan Chase & Co	1.8
40.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914475.102    6878-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Hedged Equity Fund Fidelity Advisor® Hedged Equity Fund Class I : FEQJX

This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 28	0.55%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$768,208,152
Number of Holdings	464
Portfolio Turnover	98%
What did the Fund invest in?
(as of July 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	1.0

ASSET ALLOCATION (% of Fund's total exposure)

Common Stocks - 96.7
Domestic Equity Funds - 1.9
Options - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.5
Apple Inc	7.0
Alphabet Inc Class A	5.9
Microsoft Corp	5.6
Amazon.com Inc	4.2
Broadcom Inc	2.9
Meta Platforms Inc Class A	1.9
iShares Core S&P 500 ETF	1.9
Berkshire Hathaway Inc Class B	1.8
JPMorgan Chase & Co	1.8
40.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914476.102    6879-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Hedged Equity Fund Fidelity Advisor® Hedged Equity Fund Class C : FEQDX

This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 79	1.55%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$768,208,152
Number of Holdings	464
Portfolio Turnover	98%
What did the Fund invest in?
(as of July 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	1.0

ASSET ALLOCATION (% of Fund's total exposure)

Common Stocks - 96.7
Domestic Equity Funds - 1.9
Options - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.5
Apple Inc	7.0
Alphabet Inc Class A	5.9
Microsoft Corp	5.6
Amazon.com Inc	4.2
Broadcom Inc	2.9
Meta Platforms Inc Class A	1.9
iShares Core S&P 500 ETF	1.9
Berkshire Hathaway Inc Class B	1.8
JPMorgan Chase & Co	1.8
40.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914474.102    6877-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Hedged Equity Fund Fidelity Advisor® Hedged Equity Fund Class A : FEQAX

This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 41	0.80%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$768,208,152
Number of Holdings	464
Portfolio Turnover	98%
What did the Fund invest in?
(as of July 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	1.0

ASSET ALLOCATION (% of Fund's total exposure)

Common Stocks - 96.7
Domestic Equity Funds - 1.9
Options - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.5
Apple Inc	7.0
Alphabet Inc Class A	5.9
Microsoft Corp	5.6
Amazon.com Inc	4.2
Broadcom Inc	2.9
Meta Platforms Inc Class A	1.9
iShares Core S&P 500 ETF	1.9
Berkshire Hathaway Inc Class B	1.8
JPMorgan Chase & Co	1.8
40.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914473.102    6876-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Equity Market Neutral Fund Fidelity® Equity Market Neutral Fund : FEMNX

This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity Market Neutral Fund	$ 55	1.10%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$20,226,263
Number of Holdings	167
Portfolio Turnover	79%
What did the Fund invest in?
(as of July 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	126.0
Forward Foreign Currency Contracts	52.6

ASSET ALLOCATION (% of Fund's total exposure)

Swaps - 45.2
Common Stocks - 34.6
Forward Foreign Currency Contracts - 18.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

TOP HOLDINGS (% of Fund's net assets)
Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class	5.1
BNP Paribas SA	2.5
Wells Fargo & Co	2.4
Taiwan Semiconductor Manufacturing Co Ltd	2.2
Motorola Solutions Inc	2.2
Microsoft Corp	2.2
Naturgy Energy Group SA	2.1
Bristol-Myers Squibb Co	2.1
Dollar Tree Inc	2.1
Novartis AG	2.1
25.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916840.102    7601-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Equity Market Neutral Fund Fidelity Advisor® Equity Market Neutral Fund Class A : FEMLX

This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 67	1.35%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$20,226,263
Number of Holdings	167
Portfolio Turnover	79%
What did the Fund invest in?
(as of July 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	126.0
Forward Foreign Currency Contracts	52.6

ASSET ALLOCATION (% of Fund's total exposure)

Swaps - 45.2
Common Stocks - 34.6
Forward Foreign Currency Contracts - 18.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

TOP HOLDINGS (% of Fund's net assets)
Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class	5.1
BNP Paribas SA	2.5
Wells Fargo & Co	2.4
Taiwan Semiconductor Manufacturing Co Ltd	2.2
Motorola Solutions Inc	2.2
Microsoft Corp	2.2
Naturgy Energy Group SA	2.1
Bristol-Myers Squibb Co	2.1
Dollar Tree Inc	2.1
Novartis AG	2.1
25.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916842.102    7619-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Equity Market Neutral Fund Fidelity Advisor® Equity Market Neutral Fund Class M : FEMOX

This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 79	1.60%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$20,226,263
Number of Holdings	167
Portfolio Turnover	79%
What did the Fund invest in?
(as of July 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	126.0
Forward Foreign Currency Contracts	52.6

ASSET ALLOCATION (% of Fund's total exposure)

Swaps - 45.2
Common Stocks - 34.6
Forward Foreign Currency Contracts - 18.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

TOP HOLDINGS (% of Fund's net assets)
Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class	5.1
BNP Paribas SA	2.5
Wells Fargo & Co	2.4
Taiwan Semiconductor Manufacturing Co Ltd	2.2
Motorola Solutions Inc	2.2
Microsoft Corp	2.2
Naturgy Energy Group SA	2.1
Bristol-Myers Squibb Co	2.1
Dollar Tree Inc	2.1
Novartis AG	2.1
25.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916844.102    7620-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Equity Market Neutral Fund Fidelity Advisor® Equity Market Neutral Fund Class C : FEMQX

This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 104	2.10%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$20,226,263
Number of Holdings	167
Portfolio Turnover	79%
What did the Fund invest in?
(as of July 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	126.0
Forward Foreign Currency Contracts	52.6

ASSET ALLOCATION (% of Fund's total exposure)

Swaps - 45.2
Common Stocks - 34.6
Forward Foreign Currency Contracts - 18.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

TOP HOLDINGS (% of Fund's net assets)
Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class	5.1
BNP Paribas SA	2.5
Wells Fargo & Co	2.4
Taiwan Semiconductor Manufacturing Co Ltd	2.2
Motorola Solutions Inc	2.2
Microsoft Corp	2.2
Naturgy Energy Group SA	2.1
Bristol-Myers Squibb Co	2.1
Dollar Tree Inc	2.1
Novartis AG	2.1
25.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916846.102    7621-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Equity Market Neutral Fund Fidelity Advisor® Equity Market Neutral Fund Class I : FEMUX

This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 55	1.10%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$20,226,263
Number of Holdings	167
Portfolio Turnover	79%
What did the Fund invest in?
(as of July 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	126.0
Forward Foreign Currency Contracts	52.6

ASSET ALLOCATION (% of Fund's total exposure)

Swaps - 45.2
Common Stocks - 34.6
Forward Foreign Currency Contracts - 18.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

TOP HOLDINGS (% of Fund's net assets)
Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class	5.1
BNP Paribas SA	2.5
Wells Fargo & Co	2.4
Taiwan Semiconductor Manufacturing Co Ltd	2.2
Motorola Solutions Inc	2.2
Microsoft Corp	2.2
Naturgy Energy Group SA	2.1
Bristol-Myers Squibb Co	2.1
Dollar Tree Inc	2.1
Novartis AG	2.1
25.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916848.102    7622-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Equity Market Neutral Fund Fidelity Advisor® Equity Market Neutral Fund Class Z : FEMWX

This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 52	1.05%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$20,226,263
Number of Holdings	167
Portfolio Turnover	79%
What did the Fund invest in?
(as of July 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	126.0
Forward Foreign Currency Contracts	52.6

ASSET ALLOCATION (% of Fund's total exposure)

Swaps - 45.2
Common Stocks - 34.6
Forward Foreign Currency Contracts - 18.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

TOP HOLDINGS (% of Fund's net assets)
Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class	5.1
BNP Paribas SA	2.5
Wells Fargo & Co	2.4
Taiwan Semiconductor Manufacturing Co Ltd	2.2
Motorola Solutions Inc	2.2
Microsoft Corp	2.2
Naturgy Energy Group SA	2.1
Bristol-Myers Squibb Co	2.1
Dollar Tree Inc	2.1
Novartis AG	2.1
25.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916850.102    7623-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Yield Enhanced Equity ETF Fidelity® Yield Enhanced Equity ETF : FYEE Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Yield Enhanced Equity ETF for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Yield Enhanced Equity ETF	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$218,260,352
Number of Holdings	185
Portfolio Turnover	93%
What did the Fund invest in?
(as of July 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	2.2
Options	(0.4)

ASSET ALLOCATION (% of Fund's total exposure)

Common Stocks - 95.6
Futures Contracts - 2.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.6
Options - (0.3)%

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.8
Apple Inc	7.3
Microsoft Corp	5.1
Amazon.com Inc	4.2
Alphabet Inc Class A	3.7
Broadcom Inc	3.0
Meta Platforms Inc Class A	2.1
Alphabet Inc Class C	2.1
Berkshire Hathaway Inc Class B	2.0
JPMorgan Chase & Co	1.9
39.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916943.102    7590-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Dynamic Buffered Equity ETF Fidelity® Dynamic Buffered Equity ETF : FBUF Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Dynamic Buffered Equity ETF for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Dynamic Buffered Equity ETF	$ 25	0.48%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$23,897,902
Number of Holdings	181
Portfolio Turnover	89%
What did the Fund invest in?
(as of July 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	1.3
Options	0.0

ASSET ALLOCATION (% of Fund's total exposure)

Common Stocks - 97.0
Futures Contracts - 1.2
Options - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.8
Apple Inc	7.3
Microsoft Corp	4.9
Amazon.com Inc	4.3
Alphabet Inc Class A	3.6
Broadcom Inc	3.0
Alphabet Inc Class C	2.4
Meta Platforms Inc Class A	2.0
Berkshire Hathaway Inc Class B	2.0
JPMorgan Chase & Co	1.9
39.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916941.102    7589-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Hedged Equity ETF Fidelity® Hedged Equity ETF : FHEQ Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Hedged Equity ETF for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Hedged Equity ETF	$ 25	0.48%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$928,895,897
Number of Holdings	193
Portfolio Turnover	89%
What did the Fund invest in?
(as of July 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	0.6
Options	1.0

ASSET ALLOCATION (% of Fund's total exposure)

Common Stocks - 97.0
Options - 1.0
Futures Contracts - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.8
Apple Inc	7.3
Microsoft Corp	5.2
Amazon.com Inc	4.2
Alphabet Inc Class A	3.4
Broadcom Inc	2.9
Alphabet Inc Class C	2.5
Meta Platforms Inc Class A	2.0
Berkshire Hathaway Inc Class B	2.0
JPMorgan Chase & Co	1.9
39.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916939.102    7588-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Managed Futures ETF Fidelity® Managed Futures ETF : FFUT Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This semi-annual shareholder report contains information about Fidelity® Managed Futures ETF for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Managed Futures ETF	$ 42	0.80%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$331,106,086
Number of Holdings	423
Portfolio Turnover	19%
What did the Fund invest in?
(as of July 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	850.9
Swaps	199.4
Forward Foreign Currency Contracts	351.7

ASSET ALLOCATION (% of Fund's total exposure)

Futures Contracts - 56.7
Forward Foreign Currency Contracts - 23.4
Swaps - 13.2
Domestic Equity Funds - 0.3
Common Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 6.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	49.6
iShares Core S&P 500 ETF	3.8
NVIDIA Corp	2.1
Microsoft Corp	0.8
56.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919367.101    9044-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® SAI Merger Arbitrage Fund Fidelity® SAI Merger Arbitrage Fund : FMADX

This semi-annual shareholder report contains information about Fidelity® SAI Merger Arbitrage Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Merger Arbitrage Fund	$ 56	1.10%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$637,050,306
Number of Holdings	36
Portfolio Turnover	113%
What did the Fund invest in?
(as of July 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Swaps	60.3
Options	0.2

ASSET ALLOCATION (% of Fund's total exposure)

Common Stocks - 54.7
Swaps - 37.6
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 7.7

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	15.1
US Treasury Bill	12.3
Warner Bros Discovery Inc	9.8
Kenvue Inc	9.0
Electronic Arts Inc	8.2
NVIDIA Corp	7.9
DigitalBridge Group Inc Class A	5.0
Apogee Therapeutics Inc	5.0
Crinetics Pharmaceuticals Inc	4.3
Bio-Techne Corp	4.2
80.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918583.101    9007-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® SAI Managed Futures Fund Fidelity® SAI Managed Futures Fund : FMFLX

This semi-annual shareholder report contains information about Fidelity® SAI Managed Futures Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Managed Futures Fund	$ 55	1.05%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$269,292,119
Number of Holdings	361
Portfolio Turnover	27%
What did the Fund invest in?
(as of July 31, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	841.6
Swaps	152.6
Forward Foreign Currency Contracts	300.4

ASSET ALLOCATION (% of Fund's total exposure)

Futures Contracts - 60.4
Forward Foreign Currency Contracts - 21.6
Swaps - 10.9
Domestic Equity Funds - 0.4
Common Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 6.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	50.5
iShares Core S&P 500 ETF	4.4
Vanguard S&P 500 ETF	1.4
Microsoft Corp	1.1
NVIDIA Corp	0.9
58.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918618.101    9036-TSRS-0926

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Risk Parity Fund

Semi-Annual Report
July 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Risk Parity Fund
Consolidated Schedule of Investments July 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 36.8%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (b)	21,097	2,499,418
Fidelity Real Estate Index Fund (b)	31,648	577,577
Fidelity Small Cap Index Fund (b)	23,057	846,882
Fidelity Small Cap Value Index Fund (b)	37,432	1,297,771
Fidelity Total Market Index Fund (b)	1,922	396,494
iShares Gold Trust ETF	2,270	172,906
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,587,151)		5,791,048

Fixed-Income Funds - 47.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (b)	416,427	3,768,665
Fidelity International Bond Index Fund (b)	30,671	278,185
Fidelity Long-Term Treasury Bond Index Fund (b)	58,162	510,665
iShares J.P. Morgan EM Local Currency Bond ETF	28,772	1,225,111
iShares US Treasury Bond ETF	78,437	1,760,911
TOTAL FIXED-INCOME FUNDS (Cost $7,491,604)		7,543,537

International Equity Funds - 6.6%
	Shares	Value ($)
Fidelity Emerging Markets Index Fund (b)	23,587	382,117
Fidelity International Index Fund (b)	9,666	656,977
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $667,495)		1,039,094

U.S. Treasury Obligations - 5.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/8/2026 (d)(e)	3.66 to 3.73	450,000	446,968
US Treasury Bills 0% 9/3/2026 (d)	3.66	370,000	368,840
TOTAL U.S. TREASURY OBLIGATIONS (Cost $815,633)			815,808

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $568,017)	3.69	567,904	568,017

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $14,129,900)	15,757,504
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(21,785)
NET ASSETS - 100.0%	15,735,719

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI EAFE Index Contracts (United States)	6	9/2026	954,690	14,908
ICE MSCI Emerging Markets Index Contracts (United States)	17	9/2026	1,395,955	(98,169)
TOTAL LONG				(83,261)

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
iShares TIPS Bond ETF	Receives	Monthly	U.S. SOFR Index plus 40 basis points	Monthly	Goldman Sachs International	9/2026	177,399	(1,490)	0	(1,490)
iShares TIPS Bond ETF	Receives	Monthly	U.S. SOFR Index plus 40 basis points	Monthly	Goldman Sachs International	10/2026	351,877	(2,955)	0	(2,955)
iShares TIPS Bond ETF	Receives	Monthly	U.S. SOFR Index plus 40 basis points	Monthly	Goldman Sachs International	8/2026	561,943	(4,719)	0	(4,719)
SPDR Gold Shares	Receives	Monthly	U.S. SOFR Index plus 40 basis points	Monthly	Goldman Sachs International	8/2026	1,210,750	(848)	0	(848)
Invesco Senior Loan ETF	Receives	Monthly	U.S. SOFR Index plus 25 basis points	Monthly	BNP Paribas SA	8/2026	2,659,321	(4,368)	0	(4,368)
iShares 20+ Year Treasury Bond ETF	Receives	Monthly	U.S. SOFR Index plus 25 basis points	Monthly	BNP Paribas SA	8/2026	179,250	(7,433)	0	(7,433)
iShares JP Morgan USD Emerging Markets Bond ETF	Receives	Monthly	U.S. SOFR Index minus 10 basis points	Monthly	Goldman Sachs International	1/2027	99,285	(1,698)	0	(1,698)
iShares JP Morgan USD Emerging Markets Bond ETF	Receives	Monthly	U.S. SOFR Index minus 5 basis points	Monthly	Goldman Sachs International	1/2027	36,296	(622)	0	(622)
iShares JP Morgan USD Emerging Markets Bond ETF	Receives	Monthly	U.S. SOFR Index minus 5 basis points	Monthly	Goldman Sachs International	2/2027	85,266	(1,462)	0	(1,462)
iShares JP Morgan USD Emerging Markets Bond ETF	Receives	Monthly	U.S. SOFR Index minus 5 basis points	Monthly	Goldman Sachs International	8/2026	788,324	(13,517)	0	(13,517)
iShares JP Morgan USD Emerging Markets Bond ETF	Receives	Monthly	U.S. SOFR Index plus 15 basis points	Monthly	Goldman Sachs International	9/2026	22,853	(395)	0	(395)
iShares iBoxx $ High Yield Corporate Bond ETF	Receives	Monthly	U.S. SOFR Index minus 35 basis points	Monthly	BNP Paribas SA	8/2026	375,267	(1,545)	0	(1,545)
iShares iBoxx $ High Yield Corporate Bond ETF	Receives	Monthly	U.S. SOFR Index minus 35 basis points	Monthly	BNP Paribas SA	8/2026	814,763	(3,355)	0	(3,355)
iShares iBoxx $ High Yield Corporate Bond ETF	Receives	Monthly	U.S. SOFR Index minus 60 basis points	Monthly	BNP Paribas SA	9/2026	785,394	(3,068)	0	(3,068)
iShares iBoxx $ High Yield Corporate Bond ETF	Receives	Monthly	U.S. SOFR Index minus 40 basis points	Monthly	BNP Paribas SA	8/2026	1,394,019	(5,859)	0	(5,859)
TOTAL RETURN SWAPS								(53,334)	0	(53,334)

Notional Amounts are stated in United States dollars unless otherwise noted.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $675,722.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $130,117.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	418,936	2,472,909	2,323,823	12,225	(5)	-	568,017	567,904
Fidelity Commodity Strategy Fund	1,763,459	974,008	349,617	-	7,048	104,520	2,499,418	21,097
Fidelity Emerging Markets Index Fund	1,525,327	197,369	1,481,065	-	308,362	(167,876)	382,117	23,587
Fidelity Inflation-Protected Bond Index Fund	3,145,283	2,429,866	1,758,503	49,085	3,132	(51,113)	3,768,665	416,427
Fidelity International Bond Index Fund	272,686	1,261,074	1,252,135	5,084	1,598	(5,038)	278,185	30,671
Fidelity International Index Fund	1,226,088	192,466	807,435	-	92,745	(46,887)	656,977	9,666
Fidelity Long-Term Treasury Bond Index Fund	186,186	454,296	107,573	6,194	(735)	(21,509)	510,665	58,162
Fidelity Real Estate Index Fund	542,698	133,171	156,166	3,734	5,329	52,545	577,577	31,648
Fidelity Small Cap Index Fund	862,489	145,695	273,489	1,336	21,952	90,235	846,882	23,057
Fidelity Small Cap Value Index Fund	1,302,863	191,168	385,927	-	33,186	156,481	1,297,771	37,432
Fidelity Total Market Index Fund	830,248	117,727	598,576	561	21,160	25,935	396,494	1,922
	12,076,263	8,569,749	9,494,309	78,219	493,772	137,293	11,782,768

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	5,791,048	5,791,048	-	-

Fixed-Income Funds	7,543,537	7,543,537	-	-

International Equity Funds	1,039,094	1,039,094	-	-

U.S. Treasury Obligations	815,808	-	815,808	-

Money Market Funds	568,017	568,017	-	-
Total Investments in Securities:	15,757,504	14,941,696	815,808	-
Derivative Instruments:

Assets
Futures Contracts	14,908	14,908	-	-
Total Assets	14,908	14,908	-	-

Liabilities
Futures Contracts	(98,169)	(98,169)	-	-
Swaps	(53,334)	-	(53,334)	-
Total Liabilities	(151,503)	(98,169)	(53,334)	-
Total Derivative Instruments:	(136,595)	(83,261)	(53,334)	-
Consolidated Financial Statements (Unaudited)

Consolidated Statement of Assets and Liabilities

As of July 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$3,974,736
Investments in securities, at value - affiliated issuers	11,782,768
Cash	36,526
Receivable for investments sold	5,531
Receivable for fund shares sold	11,276
Distributions receivable from affiliated funds	3,488
Receivable for variation margin on futures contracts	3,490
Receivable from investment adviser for expense reductions	351
Total assets	15,818,166
Liabilities
Payable for investments purchased	1,817
Payable for fund shares redeemed	17,156
Bi-lateral OTC swaps, at value	53,334
Accrued management fee	7,792
Distribution and service plan fees payable	2,351
Total liabilities	82,450
Net Assets	$15,735,719
Net assets consist of:
Paid in capital	13,950,892
Total accumulated earnings (loss)	1,784,827
Net Assets	$15,735,719

Net Asset Value and Maximum Offering
Class A
Net Asset Value and redemption price per share ($1,834,925/159,566 shares) a	$11.50
Maximum offering price per share (100/94.25 of $11.50)	$12.20
Class M
Net Asset Value and redemption price per share ($1,930,970/168,148 shares) a	$11.48
Maximum offering price per share (100/96.50 of $11.48)	$11.90
Class C
Net Asset Value and offering price per share ($1,389,202/120,951 shares) a	$11.49
Fidelity® Risk Parity Fund
Net Asset Value, offering price and redemption price per share ($7,454,990/652,973 shares)	$11.42
Class I
Net Asset Value, offering price and redemption price per share ($1,673,705/145,473 shares)	$11.51
Class Z
Net Asset Value, offering price and redemption price per share ($1,451,927/126,119 shares)	$11.51

(a)Redemption price per unit is equal to net asset value less any applicable contingent deferred sales charge.

Other Information
Unaffiliated issuers, cost	3,908,348
Affiliated issuers, cost	10,221,552
Consolidated Statement of Operations

Six months ended July 31, 2026 (Unaudited)

Investment Income
Dividends - unaffiliated issuers	$30,919
Dividends - affiliated issuers	78,219
Interest	13,828
Total investment income	122,966
Expenses
Management fee	47,373
Distribution and service plan fees	13,922
Independent trustees' fees and expenses	2,172
Total expenses	63,467
Expense reimbursements and reductions	(3,180)
Total expenses after reductions	60,287
Net investment income (loss)	62,679
Net realized gain (loss)
Investments - unaffiliated issuers	(4,834)
Investments - affiliated issuers	493,772
Futures contracts	276,173
Swaps	(163,752)
Net realized gain (loss)	601,359
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(54,210)
Investments - affiliated issuers	137,293
Futures contracts	(179,927)
Swaps	(181,938)
Total change in net unrealized appreciation (depreciation)	(278,782)
Net gain (loss)	322,577
Net increase (decrease) in net assets resulting from operations	$385,256

Consolidated Statement of Changes in Net Assets
	Six months ended July 31, 2026 (Unaudited)	Year ended January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$62,679	$283,039
Net realized gain (loss)	601,359	908,774
Change in net unrealized appreciation (depreciation)	(278,782)	1,322,414
Net increase (decrease) in net assets resulting from operations	385,256	2,514,227
Distributions to shareholders
Distributions to shareholders	(565,237)	(608,566)
Total distributions	(565,237)	(608,566)
Net increase (decrease) in net assets resulting from share transactions	170,377	5,489,205
Total increase (decrease) in net assets	(9,604)	7,394,866
Net Assets
Beginning of period	15,745,323	8,350,457
End of period	$15,735,719	$15,745,323
Consolidated Financial Highlights
Fidelity Advisor® Risk Parity Fund Class A

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023 A
Selected Per Share Data
Net asset value, beginning of period	$11.64	$9.93	$9.35	$9.64	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.04	.26	.24	.25	.86
Net realized and unrealized gain (loss)	.23	2.00	.79	(.22)	(.60)
Total from investment operations	.27	2.26	1.03	.03	.26
Distributions
Distributions from net investment income	(.41)	(.55)	(.45)	(.32)	(.62)
Total distributions	(.41)	(.55)	(.45)	(.32)	(.62)
Net asset value, end of period	$11.50	$11.64	$9.93	$9.35	$9.64
Total Return D, E, F	2.47%	23.31%	11.17%	.50%	2.90%
Ratios and Supplemental Data B, G, H
Ratio of expenses to average net assets before reductions	.88% I	.89%	.89%	.95%	2.40% I
Ratio of expenses to average net assets net of fee waivers, if any	.85% I	.85%	.85%	.85%	.85% I
Ratio of expenses to average net assets net of all reductions, if any	.84% I	.84%	.83%	.84%	.84% I
Ratio of net investment income (loss) to average net assets	.74% I	2.46%	2.41%	2.74%	15.39% I
Net assets, end of period	$1,834,925	$1,695,767	$1,133,569	$1,014,854	$1,008,857
Portfolio turnover rate J	104% I	51%	82%	84%	163% I

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.
DTotal returns do not include the effect of the sales charges.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Risk Parity Fund Class M

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023 A
Selected Per Share Data
Net asset value, beginning of period	$11.64	$9.93	$9.35	$9.64	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.03	.23	.21	.23	.84
Net realized and unrealized gain (loss)	.22	2.00	.80	(.23)	(.60)
Total from investment operations	.25	2.23	1.01	- D	.24
Distributions
Distributions from net investment income	(.41)	(.52)	(.43)	(.29)	(.60)
Total distributions	(.41)	(.52)	(.43)	(.29)	(.60)
Net asset value, end of period	$11.48	$11.64	$9.93	$9.35	$9.64
Total Return E, F, G	2.27%	23.00%	11.01%	.15%	2.77%
Ratios and Supplemental Data C, H, I
Ratio of expenses to average net assets before reductions	1.13% J	1.13%	1.14%	1.20%	2.65% J
Ratio of expenses to average net assets net of fee waivers, if any	1.10% J	1.10%	1.10%	1.10%	1.10% J
Ratio of expenses to average net assets net of all reductions, if any	1.09% J	1.09%	1.08%	1.09%	1.09% J
Ratio of net investment income (loss) to average net assets	.48% J	2.21%	2.16%	2.49%	15.09% J
Net assets, end of period	$1,930,970	$1,860,797	$1,127,942	$1,013,448	$1,008,250
Portfolio turnover rate K	104% J	51%	82%	84%	163% J

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.
ETotal returns do not include the effect of the sales charges.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Risk Parity Fund Class C

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023 A
Selected Per Share Data
Net asset value, beginning of period	$11.66	$9.95	$9.37	$9.64	$10.00
Income from Investment Operations
Net investment income (loss) C, D	- B	.18	.16	.18	.82
Net realized and unrealized gain (loss)	.23	2.00	.79	(.22)	(.60)
Total from investment operations	.23	2.18	.95	(.04)	.22
Distributions
Distributions from net investment income	(.40)	(.47)	(.37)	(.23)	(.58)
Total distributions	(.40)	(.47)	(.37)	(.23)	(.58)
Net asset value, end of period	$11.49	$11.66	$9.95	$9.37	$9.64
Total Return E, F, G	2.14%	22.36%	10.34%	(.30)%	2.52%
Ratios and Supplemental Data D, H, I
Ratio of expenses to average net assets before reductions	1.63% J	1.64%	1.64%	1.70%	3.15% J
Ratio of expenses to average net assets net of fee waivers, if any	1.60% J	1.60%	1.60%	1.60%	1.60% J
Ratio of expenses to average net assets net of all reductions, if any	1.59% J	1.59%	1.58%	1.59%	1.59% J
Ratio of net investment income (loss) to average net assets	(.03)% J	1.71%	1.66%	1.99%	14.60% J
Net assets, end of period	$1,389,202	$1,358,725	$1,110,580	$1,002,400	$1,007,561
Portfolio turnover rate K	104% J	51%	82%	84%	163% J

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023.
BAmount represents less than $.005 per share.
CCalculated based on average shares outstanding during the period.
DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

ETotal returns do not include the effect of the contingent deferred sales charge.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Risk Parity Fund

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023 A
Selected Per Share Data
Net asset value, beginning of period	$11.55	$9.87	$9.29	$9.60	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.05	.29	.26	.27	.27
Net realized and unrealized gain (loss)	.23	1.98	.79	(.22)	(.04)
Total from investment operations	.28	2.27	1.05	.05	.23
Distributions
Distributions from net investment income	(.41)	(.59)	(.47)	(.36)	(.63)
Total distributions	(.41)	(.59)	(.47)	(.36)	(.63)
Net asset value, end of period	$11.42	$11.55	$9.87	$9.29	$9.60
Total Return D, E	2.61%	23.55%	11.54%	.70%	2.63%
Ratios and Supplemental Data C, F, G
Ratio of expenses to average net assets before reductions	.63% H	.63%	.64%	.70%	1.26% H
Ratio of expenses to average net assets net of fee waivers, if any	.60% H	.60%	.60%	.60%	.60% H
Ratio of expenses to average net assets net of all reductions, if any	.59% H	.59%	.58%	.59%	.58% H
Ratio of net investment income (loss) to average net assets	.94% H	2.71%	2.66%	2.98%	7.06% H
Net assets, end of period	$7,454,990	$7,852,639	$2,593,066	$2,402,608	$2,035,984
Portfolio turnover rate I	104% H	51%	82%	84%	163% H

AFor the period September 1, 2022 (commencement of sale of shares) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Risk Parity Fund Class I

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023 A
Selected Per Share Data
Net asset value, beginning of period	$11.63	$9.92	$9.34	$9.64	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.06	.29	.26	.27	.88
Net realized and unrealized gain (loss)	.23	1.99	.79	(.21)	(.61)
Total from investment operations	.29	2.28	1.05	.06	.27
Distributions
Distributions from net investment income	(.41)	(.57)	(.47)	(.36)	(.63)
Total distributions	(.41)	(.57)	(.47)	(.36)	(.63)
Net asset value, end of period	$11.51	$11.63	$9.92	$9.34	$9.64
Total Return D, E	2.66%	23.55%	11.45%	.76%	3.02%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	.63% H	.64%	.64%	.70%	2.18% H
Ratio of expenses to average net assets net of fee waivers, if any	.60% H	.60%	.60%	.60%	.60% H
Ratio of expenses to average net assets net of all reductions, if any	.59% H	.59%	.58%	.59%	.59% H
Ratio of net investment income (loss) to average net assets	.99% H	2.71%	2.66%	2.99%	15.81% H
Net assets, end of period	$1,673,705	$1,573,352	$1,249,667	$1,139,012	$1,141,081
Portfolio turnover rate I	104% H	51%	82%	84%	163% H

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Risk Parity Fund Class Z

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023 A
Selected Per Share Data
Net asset value, beginning of period	$11.64	$9.93	$9.34	$9.65	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.06	.29	.27	.28	.97
Net realized and unrealized gain (loss)	.22	2.00	.80	(.23)	(.69)
Total from investment operations	.28	2.29	1.07	.05	.28
Distributions
Distributions from net investment income	(.41)	(.58)	(.48)	(.36)	(.63)
Total distributions	(.41)	(.58)	(.48)	(.36)	(.63)
Net asset value, end of period	$11.51	$11.64	$9.93	$9.34	$9.65
Total Return D, E	2.59%	23.60%	11.63%	.70%	3.13%
Ratios and Supplemental Data C, F, G
Ratio of expenses to average net assets before reductions	.58% H	.59%	.59%	.65%	2.23% H
Ratio of expenses to average net assets net of fee waivers, if any	.55% H	.55%	.55%	.55%	.55% H
Ratio of expenses to average net assets net of all reductions, if any	.54% H	.54%	.53%	.54%	.54% H
Ratio of net investment income (loss) to average net assets	1.02% H	2.76%	2.71%	3.04%	17.34% H
Net assets, end of period	$1,451,927	$1,404,043	$1,135,633	$1,017,812	$1,010,506
Portfolio turnover rate I	104% H	51%	82%	84%	163% H

AFor the period July 7, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended July 31, 2026

  1. Organization.
Fidelity® Risk Parity Fund (the Fund) is a fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

The Fund offers the classes of shares listed below.

Fidelity® Risk Parity Fund	Class A, Class M, Class C, Fidelity® Risk Parity Fund, Class I, and Class Z
Each class has equal rights as to assets and voting privileges, and exclusive voting rights with respect to matters that affect that class. Class A, Class M, Class C, Class I and Class Z, as applicable, are Fidelity Advisor classes.

Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

  2. Consolidated Subsidiary.
Commodity-related investments are held through a wholly owned subsidiary (Subsidiary). As of period end, investments in Subsidiaries were as follows:

	Subsidiary Name	Net Assets of Subsidiary ($)	% of Fund's Total Assets
Fidelity® Risk Parity Fund	Fidelity Risk Parity Cayman Ltd.	577,305	3.6

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

  3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of each Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable.  Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income.  Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the Consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, controlled foreign corporation(s), futures transactions, short-term gain distributions from the underlying mutual funds or ETFs, swaps agreements, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Risk Parity Fund	13,927,743	2,021,074	(327,908)	1,693,166

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Total capital loss carryforward ($)
Fidelity® Risk Parity Fund	(66,716)	(66,716)

  4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.
Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund.

A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments.

Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® Risk Parity Fund
Commodity Risk
Swaps	-	(848)	(102,066)	(157,001)
Total Commodity Risk	-	(848)	(102,066)	(157,001)
Credit Risk
Swaps	-	(35,889)	(28,202)	(3,718)
Total Credit Risk	-	(35,889)	(28,202)	(3,718)
Equity Risk
Futures Contracts	14,908	(98,169)	276,173	(179,927)
Total Equity Risk	14,908	(98,169)	276,173	(179,927)
Interest Rate Risk
Swaps	-	(16,597)	(21,057)	(21,219)
Total Interest Rate Risk	-	(16,597)	(21,057)	(21,219)

Totals	14,908	(151,503)	124,848	(361,865)

Value of Derivative Assets/Liabilities Legend
For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).

For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® Risk Parity Fund
Futures	1,859,213
Swaps	10,515,927

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, commodities market, and bond market and fluctuation in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

For bi-lateral swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps".

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency. A fund enters into total return swaps to manage its market exposure.

  5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Risk Parity Fund	7,587,333	8,347,750

  6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services.

For these services, each class pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of each class's average net assets as presented in the table below.

Management Fee Rate %
Fidelity® Risk Parity Fund
Class A	0.60%
Class M	0.60%
Class C	0.60%
Fidelity® Risk Parity Fund	0.60%
Class I	0.60%
Class Z	0.55%

Under the management contract, the investment adviser pays all other operating expenses, except fees and expenses of the independent Trustees, distribution and service plan fees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

The investment adviser also provides investment management services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. The Subsidiary pays certain other expenses, such as custody fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, separate Distribution and Service Plans for each class of shares have been adopted by the Fund. Certain classes pay FIdelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and or Service Fees, each of which is based on an annual percentage of each class's average net assets. In addition, FDC may pay financial intermediaries for selling shares and providing shareholder support services. For the period, the distribution and service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee %	Service Fee %	Total Fees ($)	Retained by FDC ($)
Fidelity® Risk Parity Fund
Class A	-	.25	2,231	1,775
Class M	.25	.25	4,768	3,518
Class C	.75	.25	6,923	6,884
			13,922	12,177

Sales Load. FDC may receive a front-end sales charge of up to a certain percentage for selling shares of certain classes, some of which is paid to financial intermediaries for selling shares. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on redemptions from certain classes. For the period, front-end sales charge rates, deferred sales charge rates and sales charge amounts retained by FDC were as follows:

	Front-End Sales Charge (%)	Deferred Sales Charge (%)	Retained by FDC ($)
Fidelity® Risk Parity Fund
Class A A	5.75	1.00	788
Class M A	3.50	.25	38
Class C B	-	1.00	-
			826

A  Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to the sales charge indicated.
B  When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable:  interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® Risk Parity Fund
Class A	0..85	May 31,2027	250
Class M	1.10	May 31,2027	265
Class C	1.60	May 31,2027	194
Fidelity® Risk Parity Fund	0.60	May 31,2027	1,083
Class I	0.60	May 31,2027	224
Class Z	0.55	May 31,2027	200

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Risk Parity Fund	963

  9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026
Fidelity® Risk Parity Fund
Class A	58,214	70,822
Class M	65,277	73,097
Class C	46,957	52,469
Fidelity® Risk Parity Fund	288,565	272,032
Class I	55,723	73,510
Class Z	50,501	66,636
Total	565,237	608,566

  10. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026	July 31, 2026	January 31, 2026

Fidelity® Risk Parity Fund
Class A
Shares sold	19,705	25,036	224,580	264,062
Reinvestment of distributions	5,278	6,597	58,214	70,822
Shares redeemed	(11,111)	(64)	(129,164)	(709)
Net increase (decrease)	13,872	31,569	153,630	334,175
Class M
Shares sold	2,316	39,535	26,706	391,909
Reinvestment of distributions	5,918	6,796	65,277	73,097
Shares redeemed	(1)	-	(12)	-
Net increase (decrease)	8,233	46,331	91,971	465,006
Class C
Shares sold	185	806	2,000	8,000
Reinvestment of distributions	4,249	4,927	46,957	52,469
Shares redeemed	-	(806)	-	(8,230)
Net increase (decrease)	4,434	4,927	48,957	52,239
Fidelity® Risk Parity Fund
Shares sold	189,235	545,975	2,177,062	5,807,669
Reinvestment of distributions	16,868	13,916	184,538	151,802
Shares redeemed	(233,137)	(142,718)	(2,660,688)	(1,485,195)
Net increase (decrease)	(27,034)	417,173	(299,088)	4,474,276
Class I
Shares sold	5,171	11,567	59,218	115,006
Reinvestment of distributions	5,052	6,869	55,723	73,510
Shares redeemed	-	(9,146)	-	(91,643)
Net increase (decrease)	10,223	9,290	114,941	96,873
Class Z
Shares sold	3,251	-	36,889	4
Reinvestment of distributions	4,579	6,229	50,501	66,636
Shares redeemed	(2,354)	-	(27,424)	(4)
Net increase (decrease)	5,476	6,229	59,966	66,636

  11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity ® Risk Parity Fund	46
  12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9906093.104
RPF-SANN-0926
Fidelity® Hedged Equity Fund

Semi-Annual Report
July 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Hedged Equity Fund
Schedule of Investments July 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.7%
	Shares	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	7,458	591,569
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	461	147,511
BRAZIL - 0.0%
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (a)	13,931	199,631
Capital Markets - 0.0%
XP Inc Class A	3,615	61,672
TOTAL BRAZIL		261,303
CANADA - 0.2%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (United States)	7,446	551,153
Financials - 0.1%
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States)	12,913	624,989
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	2,420	265,571
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States)	3,954	131,866
TOTAL CANADA		1,573,579
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (a)	3,464	123,007
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (a)	2,731	105,744
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (a)	2,631	109,187
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (a)	13,326	217,880
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp	3,268	597,096
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	610	75,133
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (a)	185	80,550
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	10,672	764,756
UNITED STATES - 96.2%
Communication Services - 9.6%
Diversified Telecommunication Services - 0.6%
AT&T Inc	165,635	3,851,014
Space Exploration Technologies Corp Class A (b)	4,241	459,597
		4,310,611
Entertainment - 0.8%
Liberty Media Corp-Liberty Formula One Class A (a)	5,099	457,941
Netflix Inc (a)	62,592	4,488,472
ROBLOX Corp Class A (a)	3,878	138,057
Roku Inc Class A (a)	1,125	163,136
Spotify Technology SA (a)	836	417,950
Warner Music Group Corp Class A	6,932	179,955
		5,845,511
Interactive Media & Services - 7.8%
Alphabet Inc Class A	125,792	44,798,305
Meta Platforms Inc Class A	26,610	14,814,053
Pinterest Inc Class A (a)	6,481	155,609
Reddit Inc Class A (a)	565	79,479
		59,847,446
Media - 0.0%
Liberty Broadband Corp Class A (a)	4,290	146,117
New York Times Co/The Class A	1,394	104,397
Paramount Skydance Corp Class B (b)	27,669	220,245
		470,759
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	18,180	3,139,868
TOTAL COMMUNICATION SERVICES		73,614,195
Consumer Discretionary - 8.5%
Automobile Components - 0.1%
BorgWarner Inc	5,665	361,087
Lear Corp	905	118,229
		479,316
Automobiles - 1.4%
Rivian Automotive Inc Class A (a)	6,657	101,320
Tesla Inc (a)	33,062	10,289,225
		10,390,545
Broadline Retail - 4.2%
Amazon.com Inc (a)	115,828	31,456,569
Dillard's Inc Class A	229	134,730
		31,591,299
Distributors - 0.0%
LKQ Corp	9,763	219,179
Pool Corp	855	158,782
		377,961
Diversified Consumer Services - 0.1%
ADT Inc	16,383	125,166
Bright Horizons Family Solutions Inc (a)	2,134	159,068
H&R Block Inc	3,882	170,924
Liberty Live Holdings Inc Class C	1,515	149,379
Service Corp International/US	3,970	342,175
		946,712
Hotels, Restaurants & Leisure - 1.2%
Aramark	6,106	347,859
Boyd Gaming Corp	3,132	266,408
Cava Group Inc (a)	1,973	128,699
Choice Hotels International Inc (b)	770	85,847
Churchill Downs Inc	1,773	149,464
DraftKings Inc Class A (a)	6,106	143,369
Flutter Entertainment PLC (a)	3,505	366,167
Hilton Worldwide Holdings Inc	8,840	2,833,132
Hyatt Hotels Corp Class A (b)	2,188	380,843
Planet Fitness Inc Class A (a)	3,716	207,762
Starbucks Corp	27,676	2,912,899
Texas Roadhouse Inc	1,820	373,901
Travel + Leisure Co	1,847	140,409
Vail Resorts Inc	1,338	199,870
Viking Holdings Ltd (a)	7,977	832,400
Wingstop Inc	357	46,227
Wyndham Hotels & Resorts Inc	2,095	156,832
		9,572,088
Household Durables - 0.1%
Mohawk Industries Inc (a)	1,044	128,516
SharkNinja Inc (a)	738	119,386
Somnigroup International Inc	4,552	297,383
Toll Brothers Inc	2,035	296,886
Whirlpool Corp	684	25,650
		867,821
Leisure Products - 0.0%
Brunswick Corp/DE	1,127	89,033
Mattel Inc (a)	7,158	108,014
		197,047
Specialty Retail - 1.3%
AutoNation Inc (a)	522	110,873
Bath & Body Works Inc	7,369	148,264
Burlington Stores Inc (a)	613	225,878
CarMax Inc (a)	3,436	196,745
Chewy Inc Class A (a)	2,354	53,200
Dick's Sporting Goods Inc	1,269	248,610
Five Below Inc (a)	689	149,603
Floor & Decor Holdings Inc Class A (a)	2,591	149,164
Gap Inc/The	4,514	90,686
Home Depot Inc/The	16,530	5,487,299
Murphy USA Inc	96	58,345
Penske Automotive Group Inc	1,258	273,376
Ross Stores Inc	10,155	2,549,616
		9,741,659
Textiles, Apparel & Luxury Goods - 0.1%
Ralph Lauren Corp Class A	2,400	912,816
VF Corp	7,285	104,321
		1,017,137
TOTAL CONSUMER DISCRETIONARY		65,181,585
Consumer Staples - 4.5%
Beverages - 0.1%
Brown-Forman Corp Class B	18,963	544,807
Coca-Cola Consolidated Inc	684	128,523
Primo Brands Corp Class A	7,711	175,040
		848,370
Consumer Staples Distribution & Retail - 1.8%
Albertsons Cos Inc Class A	12,974	150,239
BJ's Wholesale Club Holdings Inc (a)	1,626	158,990
Costco Wholesale Corp	6,615	6,296,753
Performance Food Group Co (a)	1,373	157,057
US Foods Holding Corp (a)	1,951	196,251
Walmart Inc	63,715	7,085,109
		14,044,399
Food Products - 0.8%
Campbell's Company/The (b)	8,040	176,719
Conagra Brands Inc	10,328	149,859
Darling Ingredients Inc (a)	2,298	139,351
General Mills Inc	56,140	2,007,005
Hormel Foods Corp	37,075	927,246
Ingredion Inc	1,114	110,798
JBS NV Class A	12,845	180,087
Kraft Heinz Co/The	79,996	2,067,897
Pilgrim's Pride Corp	2,842	77,756
Post Holdings Inc (a)	1,421	129,894
Smithfield Foods Inc	5,589	145,538
		6,112,150
Household Products - 0.8%
Procter & Gamble Co/The	41,988	6,066,846
Tobacco - 1.0%
Altria Group Inc	50,364	3,441,372
Philip Morris International Inc	22,489	4,291,351
		7,732,723
TOTAL CONSUMER STAPLES		34,804,488
Energy - 2.8%
Energy Equipment & Services - 0.0%
NOV Inc	13,853	269,164
Valaris Ltd (a)	1,875	148,481
		417,645
Oil, Gas & Consumable Fuels - 2.8%
Antero Midstream Corp	9,240	203,003
Antero Resources Corp (a)	2,374	85,796
Cheniere Energy Inc	2,572	677,902
Chevron Corp	26,691	5,253,590
Chord Energy Corp	1,069	150,066
Diamondback Energy Inc	11,493	2,332,504
DT Midstream Inc	2,153	297,114
ExxonMobil Holdings Corp	55,801	8,673,707
HF Sinclair Corp	3,892	356,001
Occidental Petroleum Corp	35,475	2,024,558
Ovintiv Inc	8,162	509,799
PBF Energy Inc Class A	2,802	202,529
Permian Resources Holdings Inc/DE Class A	16,173	344,647
Range Resources Corp	1,259	50,536
Viper Energy Inc Class A	2,443	108,982
		21,270,734
TOTAL ENERGY		21,688,379
Financials - 12.2%
Banks - 2.8%
East West Bancorp Inc	2,184	286,104
First Citizens BancShares Inc/NC Class A	153	334,557
First Horizon Corp	11,091	284,373
JPMorgan Chase & Co	37,058	13,036,635
KeyCorp	98,933	2,234,896
Pinnacle Financial Partners Inc	2,347	246,975
Wells Fargo & Co	57,236	4,948,052
Zions Bancorp NA	2,291	159,683
		21,531,275
Capital Markets - 2.8%
Affiliated Managers Group Inc	755	276,881
Ameriprise Financial Inc	3,596	1,962,841
Blue Owl Capital Inc Class A	21,336	219,761
Carlyle Group Inc/The	7,124	327,846
Charles Schwab Corp/The	41,801	4,399,137
Evercore Inc Class A	548	175,667
Goldman Sachs Group Inc/The	5,007	5,099,030
Hamilton Lane Inc Class A (b)	863	76,729
Houlihan Lokey Inc Class A	1,589	199,404
Jefferies Financial Group Inc (b)	3,890	212,394
LPL Financial Holdings Inc	727	257,140
MarketAxess Holdings Inc	508	82,448
Morningstar Inc	1,174	226,077
Nasdaq Inc	21,102	1,987,597
Northern Trust Corp	11,793	2,148,567
SEI Investments Co	3,677	378,657
State Street Corp	15,494	2,853,375
Stifel Financial Corp	4,884	404,932
TPG Inc Class A	4,120	179,879
Tradeweb Markets Inc Class A	3,002	301,701
		21,770,063
Consumer Finance - 0.3%
Ally Financial Inc	7,573	328,138
Credit Acceptance Corp (a)	250	142,228
OneMain Holdings Inc	2,154	134,797
SLM Corp	3,206	83,340
SoFi Technologies Inc Class A (a)(b)	8,510	138,798
Synchrony Financial	22,489	1,704,441
		2,531,742
Financial Services - 4.2%
Affirm Holdings Inc Class A (a)	2,352	168,192
Berkshire Hathaway Inc Class B (a)	25,717	13,155,274
Corebridge Financial Inc	10,809	337,133
Equitable Holdings Inc	15,265	727,377
Mastercard Inc Class A	13,621	7,806,195
MGIC Investment Corp	3,280	98,531
Rocket Cos Inc Class A (a)	6,858	88,468
Toast Inc Class A (a)	5,718	184,520
Visa Inc Class A	25,608	9,375,857
		31,941,547
Insurance - 2.0%
AFLAC Inc	20,405	2,601,229
American Financial Group Inc/OH	1,408	199,542
Arch Capital Group Ltd (a)	25,358	2,549,240
Brown & Brown Inc	16,670	1,173,568
CNA Financial Corp (b)	5,667	297,347
Fidelity National Financial Inc	2,621	135,217
Hartford Insurance Group Inc/The	19,834	2,814,644
Loews Corp	19,216	2,229,248
Markel Group Inc (a)	318	598,584
Old Republic International Corp	7,946	343,347
Prudential Financial Inc	18,062	2,205,009
Reinsurance Group of America Inc	825	195,401
		15,342,376
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AGNC Investment Corp	6,902	73,575
Annaly Capital Management Inc	16,182	367,656
Rithm Capital Corp	21,464	212,064
Starwood Property Trust Inc	15,732	251,397
		904,692
TOTAL FINANCIALS		94,021,695
Health Care - 8.4%
Biotechnology - 1.3%
AbbVie Inc	26,441	6,635,105
Alnylam Pharmaceuticals Inc (a)	885	181,885
Arrowhead Pharmaceuticals Inc (a)	1,752	148,307
BioMarin Pharmaceutical Inc (a)	6,035	362,221
Bridgebio Pharma Inc (a)	1,790	143,361
Cytokinetics Inc (a)	1,285	99,111
Exelixis Inc (a)	5,297	280,900
Halozyme Therapeutics Inc (a)	1,893	156,248
Insmed Inc (a)	1,489	146,815
Ionis Pharmaceuticals Inc (a)	3,005	155,569
Moderna Inc (a)	6,475	354,960
Natera Inc (a)	1,000	267,760
Neurocrine Biosciences Inc (a)	1,553	259,040
Revolution Medicines Inc (a)	1,254	235,163
Roivant Sciences Ltd (a)	9,065	307,394
Summit Therapeutics Inc (a)	9,908	129,002
United Therapeutics Corp (a)	643	332,888
		10,195,729
Health Care Equipment & Supplies - 1.2%
Becton Dickinson & Co	14,249	2,359,919
Globus Medical Inc Class A (a)	1,337	105,342
Intuitive Surgical Inc (a)	8,304	2,934,052
Medline Inc Class A	7,135	280,263
Medtronic PLC	42,193	3,602,861
Penumbra Inc (a)	408	131,046
Teleflex Inc (b)	1,244	170,067
		9,583,550
Health Care Providers & Services - 1.5%
Chemed Corp	316	168,191
DaVita Inc (a)	2,461	590,861
Encompass Health Corp	2,966	329,434
Ensign Group Inc/The	1,337	238,200
HCA Healthcare Inc	5,336	2,148,220
Labcorp Holdings Inc	4,710	1,456,332
Molina Healthcare Inc (a)	941	184,078
Option Care Health Inc (a)	3,850	88,665
Tenet Healthcare Corp (a)	1,406	358,221
UnitedHealth Group Inc	13,494	5,591,914
		11,154,116
Life Sciences Tools & Services - 0.9%
Avantor Inc (a)	27,328	376,580
Bio-Rad Laboratories Inc Class A (a)	973	316,692
Bio-Techne Corp	8,836	636,987
Bruker Corp	2,296	144,280
Danaher Corp	18,948	3,694,481
Illumina Inc (a)	1,947	399,330
Medpace Holdings Inc (a)	744	429,370
QIAGEN NV	7,514	311,080
Repligen Corp (a)	1,827	257,625
		6,566,425
Pharmaceuticals - 3.5%
Elanco Animal Health Inc (a)	4,839	127,604
Eli Lilly & Co	9,702	11,146,047
Jazz Pharmaceuticals PLC (a)	1,052	266,009
Johnson & Johnson	36,548	9,369,080
Merck & Co Inc	39,402	5,130,140
Organon & Co	10,277	139,253
Royalty Pharma PLC Class A	10,907	637,296
		26,815,429
TOTAL HEALTH CARE		64,315,249
Industrials - 8.1%
Aerospace & Defense - 2.1%
AeroVironment Inc (a)(b)	632	94,402
ATI Inc (a)	1,013	189,877
Boeing Co (a)	13,157	2,843,754
BWX Technologies Inc	741	125,007
Carpenter Technology Corp	324	168,370
Curtiss-Wright Corp	607	439,468
FTAI Aviation Ltd	540	111,240
GE Aerospace	16,447	5,922,071
HEICO Corp	1,372	488,926
Karman Holdings Inc (a)	1,273	61,295
Kratos Defense & Security Solutions Inc (a)	894	41,660
L3Harris Technologies Inc	8,402	2,327,858
Lockheed Martin Corp	5,322	3,101,342
Moog Inc Class A	362	141,126
Rocket Lab Corp (a)	362	23,512
Woodward Inc	752	271,284
		16,351,192
Air Freight & Logistics - 0.4%
United Parcel Service Inc Class B	27,023	2,816,337
Building Products - 0.5%
A O Smith Corp	11,038	663,715
AAON Inc	1,038	92,444
Advanced Drainage Systems Inc	1,048	145,127
Armstrong World Industries Inc	1,289	225,137
Carlisle Cos Inc	1,166	419,667
Fortune Brands Innovations Inc	4,369	215,217
Masco Corp	18,298	1,307,941
Owens Corning	2,449	340,166
Trex Co Inc (a)	3,131	135,760
UFP Industries Inc	1,130	98,016
		3,643,190
Commercial Services & Supplies - 0.7%
Cintas Corp	13,538	2,770,282
Clean Harbors Inc (a)	730	228,402
Republic Services Inc	12,277	2,584,922
Tetra Tech Inc	2,921	96,860
		5,680,466
Construction & Engineering - 0.2%
AECOM	3,446	249,456
API Group Corp (a)	5,839	231,692
Dycom Industries Inc (a)	563	225,802
Fluor Corp (a)	3,349	168,019
MasTec Inc (a)	1,729	454,901
Sterling Infrastructure Inc (a)	324	193,353
Valmont Industries Inc	290	139,693
		1,662,916
Electrical Equipment - 0.8%
Acuity Inc	481	157,956
EnerSys	761	141,584
GE Vernova Inc	3,705	3,669,024
Nextpower Inc Class A (a)	1,115	100,205
nVent Electric PLC	1,982	304,891
Regal Rexnord Corp	750	153,923
Sensata Technologies Holding PLC	3,228	149,424
Vertiv Holdings Co Class A	6,533	1,578,177
Vicor Corp (a)	188	38,985
		6,294,169
Ground Transportation - 0.7%
JB Hunt Transport Services Inc	5,361	1,456,852
Knight-Swift Transportation Holdings Inc	5,092	354,047
Landstar System Inc	1,138	198,888
Lyft Inc Class A (a)	4,013	63,646
Ryder System Inc	1,174	301,037
Saia Inc (a)	348	120,975
U-Haul Holding Co Class N	2,552	159,704
Uber Technologies Inc (a)	36,451	2,564,692
XPO Inc (a)	1,013	203,583
		5,423,424
Industrial Conglomerates - 0.4%
Honeywell International Inc	11,363	2,761,777
Machinery - 1.8%
AGCO Corp	3,788	386,982
Allison Transmission Holdings Inc	2,460	281,768
Caterpillar Inc	7,802	6,357,148
CNH Industrial NV Class A (b)	61,944	634,926
Crane Co	556	118,684
Donaldson Co Inc	2,703	254,731
Dover Corp	10,013	2,048,860
Flowserve Corp	1,490	113,225
Graco Inc	6,410	508,826
IDEX Corp	5,228	1,204,793
ITT Inc	2,283	447,422
Lincoln Electric Holdings Inc	598	156,263
Middleby Corp/The (a)	424	56,638
Midera Food Processing Inc	424	20,331
Mueller Industries Inc	2,098	139,328
Oshkosh Corp	631	89,861
RBC Bearings Inc (a)	240	132,314
Timken Co/The	1,247	171,525
Toro Co/The	4,128	379,239
Watts Water Technologies Inc Class A	434	150,073
		13,652,937
Passenger Airlines - 0.1%
Alaska Air Group Inc (a)	7,046	334,332
American Airlines Group Inc (a)	40,215	614,083
		948,415
Professional Services - 0.2%
Booz Allen Hamilton Holding Corp Class A	1,998	139,301
CACI International Inc (a)	232	115,478
Parsons Corp (a)	885	39,126
Paylocity Holding Corp (a)	1,239	170,852
SS&C Technologies Holdings Inc	4,638	357,358
TransUnion	3,132	246,238
UL Solutions Inc Class A	1,496	137,093
		1,205,446
Trading Companies & Distributors - 0.2%
Applied Industrial Technologies Inc	532	183,652
Core & Main Inc Class A (a)	1,871	82,268
Ferguson Enterprises Inc	2,615	612,773
QXO Inc (a)	9,332	124,116
Sunbelt Rentals Holdings Inc	2,121	152,542
Watsco Inc	790	244,347
Wesco International Inc	743	255,213
		1,654,911
TOTAL INDUSTRIALS		62,095,180
Information Technology - 36.0%
Communications Equipment - 1.3%
Arista Networks Inc (a)	16,328	2,944,755
Cisco Systems Inc	58,595	6,796,434
Ubiquiti Inc	173	96,278
Viavi Solutions Inc (a)	3,551	131,209
		9,968,676
Electronic Equipment, Instruments & Components - 0.8%
Advanced Energy Industries Inc	493	142,733
Amphenol Corp Class A	18,249	2,932,614
Arrow Electronics Inc (a)	922	199,678
Avnet Inc	1,721	152,894
Cognex Corp	2,566	167,406
Corning Inc	11,607	1,604,668
Flex Ltd (a)	6,561	746,314
IPG Photonics Corp (a)	1,250	106,325
Littelfuse Inc	384	169,778
TD SYNNEX Corp	927	237,034
TTM Technologies Inc (a)	543	62,683
		6,522,127
IT Services - 0.5%
Cloudflare Inc Class A (a)	1,045	291,534
IBM Corporation	13,050	2,918,633
MongoDB Inc Class A (a)	314	105,968
Okta Inc Class A (a)	1,789	253,913
Snowflake Inc (a)	824	241,663
Twilio Inc Class A (a)	1,208	238,399
		4,050,110
Semiconductors & Semiconductor Equipment - 16.5%
Advanced Micro Devices Inc (a)	19,602	9,333,492
Amkor Technology Inc	2,105	104,976
Applied Materials Inc	12,251	6,219,465
Astera Labs Inc (a)	379	117,956
Broadcom Inc	56,190	21,873,643
Entegris Inc	1,868	222,385
GlobalFoundries Inc	5,137	256,799
Intel Corp (a)	57,563	5,192,183
Lam Research Corp	19,776	5,794,764
Lattice Semiconductor Corp (a)	1,323	164,409
MACOM Technology Solutions Holdings Inc (a)	630	158,407
Marvell Technology Inc	11,175	2,095,983
Micron Technology Inc	13,429	11,052,470
MKS Inc	1,129	335,821
NVIDIA Corp	283,461	56,904,797
Onto Innovation Inc (a)	585	151,269
Qorvo Inc (a)	1,427	129,243
QUALCOMM Inc	16,347	2,412,981
Rambus Inc (a)	1,367	124,438
Texas Instruments Inc	13,101	3,612,470
		126,257,951
Software - 8.8%
Adobe Inc (a)	11,014	2,758,016
Appfolio Inc Class A (a)	873	157,306
AppLovin Corp Class A (a)	3,925	1,553,908
Atlassian Corp Class A (a)	3,249	328,198
Bentley Systems Inc Class B (b)	8,280	293,443
Crowdstrike Holdings Inc Class A (a)	13,869	2,647,037
Docusign Inc (a)	6,105	334,737
Dropbox Inc Class A (a)	5,363	174,619
Dynatrace Inc (a)	5,685	251,959
Elastic NV (a)	2,314	152,238
Guidewire Software Inc (a)	1,746	265,287
HubSpot Inc (a)	1,388	329,456
Intuit Inc	6,506	2,056,351
Manhattan Associates Inc (a)	1,093	209,156
Microsoft Corp	90,852	42,220,742
Nutanix Inc Class A (a)	2,423	142,981
Oracle Corp	22,601	2,935,192
Palantir Technologies Inc Class A (a)	29,045	3,574,278
Palo Alto Networks Inc (a)	10,850	3,600,356
Pegasystems Inc (b)	3,185	97,302
Procore Technologies Inc (a)	2,647	144,976
Samsara Inc Class A (a)	6,777	252,579
Strategy Inc Class A (a)	679	63,337
UiPath Inc Class A (a)	6,632	84,624
Unity Software Inc (a)	2,759	87,488
Workday Inc Class A (a)	8,869	1,422,055
Zoom Communications Inc Class A (a)	2,897	278,315
Zscaler Inc (a)	2,065	312,228
		66,728,164
Technology Hardware, Storage & Peripherals - 8.1%
Apple Inc	173,131	53,481,897
Dell Technologies Inc Class C	4,289	1,738,631
Sandisk Corp (a)	1,826	2,218,280
Seagate Technology Holdings PLC	2,925	2,504,180
Western Digital Corp	4,603	2,507,899
		62,450,887
TOTAL INFORMATION TECHNOLOGY		275,977,915
Materials - 1.8%
Chemicals - 1.0%
Axalta Coating Systems Ltd (a)	3,908	139,945
Celanese Corp	2,446	109,385
Eastman Chemical Co	4,270	298,687
Linde PLC	9,485	4,537,435
PPG Industries Inc	15,396	1,701,566
RPM International Inc	3,123	334,380
Solstice Advanced Materials Inc	1,838	110,592
Westlake Corp	1,453	102,437
		7,334,427
Construction Materials - 0.3%
Vulcan Materials Co	8,578	2,303,793
Containers & Packaging - 0.3%
AptarGroup Inc	1,990	266,580
Avery Dennison Corp	8,013	1,360,047
Crown Holdings Inc	4,744	559,080
Silgan Holdings Inc	2,743	109,665
		2,295,372
Metals & Mining - 0.2%
Alcoa Corp	1,933	87,488
Cleveland-Cliffs Inc (a)	9,195	105,926
Coeur Mining Inc	11,486	171,256
Commercial Metals Co	1,808	124,246
Hecla Mining Co	13,616	192,258
MP Materials Corp (a)	1,546	63,958
Reliance Inc	1,141	463,360
Royal Gold Inc	3,397	673,795
		1,882,287
TOTAL MATERIALS		13,815,879
Real Estate - 2.0%
Diversified REITs - 0.1%
WP Carey Inc	6,812	501,363
Health Care REITs - 0.0%
Omega Healthcare Investors Inc	6,492	328,690
Industrial REITs - 0.1%
EastGroup Properties Inc	1,296	270,877
First Industrial Realty Trust Inc	1,775	116,866
Lineage Inc	3,419	144,863
STAG Industrial Inc Class A	4,627	177,029
		709,635
Real Estate Management & Development - 0.0%
Jones Lang LaSalle Inc (a)	730	259,172
Zillow Group Inc Class A (a)	5,300	183,857
		443,029
Residential REITs - 0.9%
American Homes 4 Rent Class A	8,839	295,399
AvalonBay Communities Inc	13,442	2,494,970
Equity LifeStyle Properties Inc	4,888	318,062
Mid-America Apartment Communities Inc	12,744	1,686,541
Sun Communities Inc	3,554	438,848
UDR Inc	40,126	1,531,208
		6,765,028
Retail REITs - 0.7%
Agree Realty Corp	4,192	326,138
Brixmor Property Group Inc	6,029	189,973
Federal Realty Investment Trust	10,429	1,294,135
NNN REIT Inc	6,815	323,849
Realty Income Corp	46,107	2,944,854
		5,078,949
Specialized REITs - 0.2%
CubeSmart	5,319	220,526
Gaming and Leisure Properties Inc	12,235	548,006
Lamar Advertising Co Class A	2,645	423,094
		1,191,626
TOTAL REAL ESTATE		15,018,320
Utilities - 2.3%
Electric Utilities - 1.0%
Alliant Energy Corp (b)	26,414	1,869,583
Evergy Inc	27,419	2,276,051
Exelon Corp	57,024	2,612,840
OGE Energy Corp	6,724	318,381
		7,076,855
Gas Utilities - 0.0%
National Fuel Gas Co	1,060	87,248
UGI Corp	2,946	106,410
		193,658
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Corp (a)	630	210,483
Multi-Utilities - 1.3%
Ameren Corp	22,981	2,518,948
CMS Energy Corp	33,395	2,404,106
DTE Energy Co	16,624	2,358,447
NiSource Inc	51,651	2,294,854
		9,576,355
Water Utilities - 0.0%
Essential Utilities Inc	8,392	334,421
TOTAL UTILITIES		17,391,772
TOTAL UNITED STATES		737,924,657
TOTAL COMMON STOCKS (Cost $553,794,329)		742,571,972

Domestic Equity Funds - 1.9%
	Shares	Value ($)
iShares Core S&P 500 ETF (Cost $13,405,643)	19,713	14,791,058

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	5,120,584	5,121,608
Fidelity Securities Lending Cash Central Fund (c)(d)	3.72	3,720,492	3,720,864
TOTAL MONEY MARKET FUNDS (Cost $8,842,250)			8,842,472

Purchased Options - 1.0%
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	324	242,666,928	7,220	10/2026	3,333,960
S&P 500 Index	Chicago Board Options Exchange	272	203,720,384	6,850	9/2026	821,440
S&P 500 Index	Chicago Board Options Exchange	294	220,197,768	7,000	8/2026	289,590
S&P 500 Index	Chicago Board Options Exchange	262	196,230,664	4,850	7/2027	1,427,900
S&P 500 Index	Chicago Board Options Exchange	240	179,753,280	4,600	6/2027	999,600
S&P 500 Index	Chicago Board Options Exchange	265	198,477,580	4,700	5/2027	1,058,675

						7,931,165
TOTAL PURCHASED OPTIONS (Cost $14,666,333)						7,931,165

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $590,708,555)	774,136,667
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(5,928,515)
NET ASSETS - 100.0%	768,208,152

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	4,244,203	153,641,395	152,762,060	68,615	(2,152)	222	5,121,608	5,120,584
Fidelity Securities Lending Cash Central Fund	4,267,939	32,690,294	33,237,369	2,616	-	-	3,720,864	3,720,492
	8,512,142	186,331,689	185,999,429	71,231	(2,152)	222	8,842,472

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	73,614,195	73,614,195	-	-
Consumer Discretionary	66,254,502	66,254,502	-	-
Consumer Staples	34,804,488	34,804,488	-	-
Energy	22,453,135	22,453,135	-	-
Financials	95,055,498	95,055,498	-	-
Health Care	64,315,249	64,315,249	-	-
Industrials	62,360,751	62,360,751	-	-
Information Technology	276,167,652	276,167,652	-	-
Materials	15,004,544	15,004,544	-	-
Real Estate	15,018,320	15,018,320	-	-
Utilities	17,523,638	17,523,638	-	-

Domestic Equity Funds	14,791,058	14,791,058	-	-

Money Market Funds	8,842,472	8,842,472	-	-

Purchased Options	7,931,165	7,931,165	-	-
Total Investments in Securities:	774,136,667	774,136,667	-	-
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$765,294,195
Investments in securities, at value - affiliated issuers	8,842,472
Cash	68
Receivable for fund shares sold	1,153,378
Dividends receivable	363,273
Distributions receivable from affiliated funds	12,114
Receivable from investment adviser for expense reductions	14,914
Total assets	775,680,414
Liabilities
Payable for investments purchased	3,026,811
Payable for fund shares redeemed	365,772
Accrued management fee	346,683
Distribution and service plan fees payable	12,096
Collateral on securities loaned	3,720,900
Total liabilities	7,472,262
Net Assets	$768,208,152
Net assets consist of:
Paid in capital	609,472,360
Total accumulated earnings (loss)	158,735,792
Net Assets	$768,208,152

Net Asset Value and Maximum Offering
Class A
Net Asset Value and redemption price per share ($16,443,220/1,036,275 shares) a	$15.87
Maximum offering price per share (100/94.25 of $15.87)	$16.84
Class M
Net Asset Value and redemption price per share ($1,817,991/114,461 shares) a	$15.88
Maximum offering price per share (100/96.50 of $15.88)	$16.46
Class C
Net Asset Value and offering price per share ($9,682,579/618,425 shares) a	$15.66
Fidelity® Hedged Equity Fund
Net Asset Value, offering price and redemption price per share ($273,652,051/17,144,853 shares)	$15.96
Class I
Net Asset Value, offering price and redemption price per share ($404,637,768/25,460,125 shares)	$15.89
Class Z
Net Asset Value, offering price and redemption price per share ($61,974,543/3,891,414 shares)	$15.93

(a)Redemption price per unit is equal to net asset value less any applicable contingent deferred sales charge.

Other Information
Unaffiliated issuers, cost	581,866,305
Affiliated issuers, cost	8,842,250
Securities loaned, market value	4,112,070
Statement of Operations

Six months ended July 31, 2026 (Unaudited)

Investment Income
Dividends - unaffiliated issuers	$4,004,488
Dividends - affiliated issuers	71,231
Security lending income - unaffiliated issuers	133
Total investment income	4,075,852
Expenses
Management fee	1,938,798
Distribution and service plan fees	64,038
Independent trustees' fees and expenses	94,721
Interest	591
Total expenses	2,098,148
Expense reimbursements and reductions	(97,253)
Total expenses after reductions	2,000,895
Net investment income (loss)	2,074,957
Net realized gain (loss)
Investments - unaffiliated issuers	(6,027,386)
Investments - affiliated issuers	(2,152)
Net realized gain (loss)	(6,029,538)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	43,193,112
Investments - affiliated issuers	222
Total change in net unrealized appreciation (depreciation)	43,193,334
Net gain (loss)	37,163,796
Net increase (decrease) in net assets resulting from operations	$39,238,753
Other Information
Income from securities lending - Affiliated Issuers	2,616

Statement of Changes in Net Assets
	Six months ended July 31, 2026 (Unaudited)	Year ended January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,074,957	$2,919,249
Net realized gain (loss)	(6,029,538)	(9,024,515)
Change in net unrealized appreciation (depreciation)	43,193,334	64,560,964
Net increase (decrease) in net assets resulting from operations	39,238,753	58,455,698
Distributions to shareholders
Distributions to shareholders	-	(3,009,692)
Total distributions	-	(3,009,692)
Net increase (decrease) in net assets resulting from share transactions	67,046,517	262,129,329
Total increase (decrease) in net assets	106,285,270	317,575,335
Net Assets
Beginning of period	661,922,882	344,347,547
End of period	$768,208,152	$661,922,882
Financial Highlights
Fidelity Advisor® Hedged Equity Fund Class A

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023 A
Selected Per Share Data
Net asset value, beginning of period	$14.99	$13.35	$11.24	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.03	.06	.07	.08	.04
Net realized and unrealized gain (loss)	.85	1.66	2.11	1.30	(.10)
Total from investment operations	.88	1.72	2.18	1.38	(.06)
Distributions
Distributions from net investment income	-	(.08)	(.07)	(.05)	(.03)
Total distributions	-	(.08)	(.07)	(.05)	(.03)
Net asset value, end of period	$15.87	$14.99	$13.35	$11.24	$9.91
Total Return D, E, F	5.87%	12.85%	19.39%	13.95%	(.59)%
Ratios and Supplemental Data B, G, H
Ratio of expenses to average net assets before reductions	.83% I	.84%	.84%	.89%	1.34% I
Ratio of expenses to average net assets net of fee waivers, if any	.80% I	.80%	.80%	.80%	.80% I
Ratio of expenses to average net assets net of all reductions, if any	.80% I	.80%	.80%	.80%	.79% I
Ratio of net investment income (loss) to average net assets	.34% I	.42%	.54%	.81%	.90% I
Net assets, end of period	$16,443,220	$13,238,578	$2,393,291	$1,292,316	$1,317,089
Portfolio turnover rate J	98% I	107%	56%	38%	21% K

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.
DTotal returns do not include the effect of the sales charges.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity Advisor® Hedged Equity Fund Class M

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023 A
Selected Per Share Data
Net asset value, beginning of period	$15.03	$13.35	$11.23	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.01	.02	.04	.06	.03
Net realized and unrealized gain (loss)	.84	1.67	2.10	1.29	(.10)
Total from investment operations	.85	1.69	2.14	1.35	(.07)
Distributions
Distributions from net investment income	-	(.01)	(.02)	(.03)	(.02)
Total distributions	-	(.01)	(.02)	(.03)	(.02)
Net asset value, end of period	$15.88	$15.03	$13.35	$11.23	$9.91
Total Return D, E, F	5.66%	12.67%	19.07%	13.64%	(.71)%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	1.08% I	1.09%	1.09%	1.14%	1.54% I
Ratio of expenses to average net assets net of fee waivers, if any	1.05% I	1.05%	1.05%	1.05%	1.05% I
Ratio of expenses to average net assets net of all reductions, if any	1.05% I	1.05%	1.05%	1.05%	1.04% I
Ratio of net investment income (loss) to average net assets	.11% I	.17%	.29%	.56%	.65% I
Net assets, end of period	$1,817,991	$2,124,060	$833,876	$644,871	$508,521
Portfolio turnover rate J	98% I	107%	56%	38%	21% K

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns do not include the effect of the sales charges.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity Advisor® Hedged Equity Fund Class C

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023 A
Selected Per Share Data
Net asset value, beginning of period	$14.85	$13.25	$11.20	$9.90	$10.00
Income from Investment Operations
Net investment income (loss) B, C	(.03)	(.05)	(.03)	.01	.01
Net realized and unrealized gain (loss)	.84	1.65	2.10	1.29	(.11)
Total from investment operations	.81	1.60	2.07	1.30	(.10)
Distributions
Distributions from net investment income	-	-	(.02)	-	- D
Total distributions	-	-	(.02)	-	- D
Net asset value, end of period	$15.66	$14.85	$13.25	$11.20	$9.90
Total Return E, F, G	5.45%	12.08%	18.50%	13.13%	(.97)%
Ratios and Supplemental Data C, H, I
Ratio of expenses to average net assets before reductions	1.57% J	1.58%	1.59%	1.64%	2.04% J
Ratio of expenses to average net assets net of fee waivers, if any	1.55% J	1.55%	1.55%	1.55%	1.55% J
Ratio of expenses to average net assets net of all reductions, if any	1.55% J	1.55%	1.54%	1.55%	1.54% J
Ratio of net investment income (loss) to average net assets	(.41)% J	(.33)%	(.21)%	.06%	.15% J
Net assets, end of period	$9,682,579	$6,932,526	$1,930,790	$678,318	$526,288
Portfolio turnover rate K	98% J	107%	56%	38%	21% L

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than .005%.
ETotal returns do not include the effect of the contingent deferred sales charge.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Fidelity® Hedged Equity Fund

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023 A
Selected Per Share Data
Net asset value, beginning of period	$15.06	$13.36	$11.23	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.05	.09	.10	.11	.05
Net realized and unrealized gain (loss)	.85	1.67	2.11	1.30	(.10)
Total from investment operations	.90	1.76	2.21	1.41	(.05)
Distributions
Distributions from net investment income	-	(.06)	(.08)	(.09)	(.04)
Total distributions	-	(.06)	(.08)	(.09)	(.04)
Net asset value, end of period	$15.96	$15.06	$13.36	$11.23	$9.91
Total Return D, E	5.98%	13.21%	19.69%	14.22%	(.54)%
Ratios and Supplemental Data C, F, G
Ratio of expenses to average net assets before reductions	.58% H	.59%	.59%	.61%	1.12% H
Ratio of expenses to average net assets net of fee waivers, if any	.55% H	.55%	.55%	.55%	.55% H
Ratio of expenses to average net assets net of all reductions, if any	.55% H	.55%	.55%	.55%	.54% H
Ratio of net investment income (loss) to average net assets	.60% H	.66%	.79%	1.06%	1.15% H
Net assets, end of period	$273,652,051	$282,408,012	$211,130,688	$219,075,549	$46,678,041
Portfolio turnover rate I	98% H	107%	56%	38%	21% J

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Fidelity Advisor® Hedged Equity Fund Class I

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023 A
Selected Per Share Data
Net asset value, beginning of period	$15.00	$13.33	$11.23	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.05	.09	.10	.11	.05
Net realized and unrealized gain (loss)	.84	1.66	2.12	1.30	(.10)
Total from investment operations	.89	1.75	2.22	1.41	(.05)
Distributions
Distributions from net investment income	-	(.08)	(.12)	(.09)	(.04)
Total distributions	-	(.08)	(.12)	(.09)	(.04)
Net asset value, end of period	$15.89	$15.00	$13.33	$11.23	$9.91
Total Return D, E	5.93%	13.17%	19.77%	14.22%	(.54)%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	.58% H	.59%	.60%	.63%	1.04% H
Ratio of expenses to average net assets net of fee waivers, if any	.55% H	.55%	.55%	.55%	.55% H
Ratio of expenses to average net assets net of all reductions, if any	.55% H	.55%	.54%	.55%	.55% H
Ratio of net investment income (loss) to average net assets	.60% H	.66%	.79%	1.06%	1.15% H
Net assets, end of period	$404,637,768	$313,292,797	$69,997,356	$984,292	$497,367
Portfolio turnover rate I	98% H	107%	56%	38%	21% J

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Fidelity Advisor® Hedged Equity Fund Class Z

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023 A
Selected Per Share Data
Net asset value, beginning of period	$15.02	$13.34	$11.24	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.05	.10	.11	.12	.05
Net realized and unrealized gain (loss)	.86	1.66	2.11	1.29	(.10)
Total from investment operations	.91	1.76	2.22	1.41	(.05)
Distributions
Distributions from net investment income	-	(.08)	(.12)	(.08)	(.04)
Total distributions	-	(.08)	(.12)	(.08)	(.04)
Net asset value, end of period	$15.93	$15.02	$13.34	$11.24	$9.91
Total Return D, E	6.06%	13.21%	19.79%	14.30%	(.54)%
Ratios and Supplemental Data C, F, G
Ratio of expenses to average net assets before reductions	.53% H	.54%	.53%	.59%	1.01% H
Ratio of expenses to average net assets net of fee waivers, if any	.50% H	.50%	.50%	.50%	.50% H
Ratio of expenses to average net assets net of all reductions, if any	.50% H	.50%	.50%	.50%	.50% H
Ratio of net investment income (loss) to average net assets	.64% H	.71%	.84%	1.11%	1.20% H
Net assets, end of period	$61,974,543	$43,926,909	$58,061,546	$1,310,731	$719,793
Portfolio turnover rate I	98% H	107%	56%	38%	21% J

AFor the period September 1, 2022 (commencement of operations) through January 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2026

  1. Organization.
Fidelity® Hedged Equity Fund (the Fund) is a fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

The Fund offers the classes of shares listed below.

Fidelity® Hedged Equity Fund	Class A, Class M, Class C, Fidelity® Hedged Equity Fund, Class I, and Class Z
Each class has equal rights as to assets and voting privileges, and exclusive voting rights with respect to matters that affect that class. Class A, Class M, Class C, Class I and Class Z, as applicable, are Fidelity Advisor classes.

Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable.  Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, foreign currency transactions,losses deferred due to options, options transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Hedged Equity Fund	597,958,525	206,782,723	(30,604,581)	176,178,142

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® Hedged Equity Fund	(7,793,627)	(11,087,128)	(18,880,755)

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including options . Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® Hedged Equity Fund
Equity Risk
Purchased Options	7,931,165	-	(15,133,533)	(2,311,829)
Total Equity Risk	7,931,165	-	(15,133,533)	(2,311,829)

Totals	7,931,165	-	(15,133,533)	(2,311,829)

Value of Derivative Assets/Liabilities Legend
For purchased options, gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® Hedged Equity Fund
Purchased Options	1,179,472,922

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.  Exchange-traded options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Hedged Equity Fund	396,010,992	343,573,992

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services.

For these services, each class pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of each class's average net assets as presented in the table below.

Management Fee Rate %
Fidelity® Hedged Equity Fund
Class A	0.55%
Class M	0.55%
Class C	0.55%
Fidelity® Hedged Equity Fund	0.55%
Class I	0.55%
Class Z	0.50%

Under the management contract, the investment adviser pays all other operating expenses, except fees and expenses of the independent Trustees, distribution and service plan fees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, separate Distribution and Service Plans for each class of shares have been adopted by the Fund. Certain classes pay FIdelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and or Service Fees, each of which is based on an annual percentage of each class's average net assets. In addition, FDC may pay financial intermediaries for selling shares and providing shareholder support services. For the period, the distribution and service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee %	Service Fee %	Total Fees ($)	Retained by FDC ($)
Fidelity® Hedged Equity Fund
Class A	-	.25	18,613	6,772
Class M	.25	.25	4,630	438
Class C	.75	.25	40,795	28,045
			64,038	35,255

Sales Load. FDC may receive a front-end sales charge of up to a certain percentage for selling shares of certain classes, some of which is paid to financial intermediaries for selling shares. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on redemptions from certain classes. For the period, front-end sales charge rates, deferred sales charge rates and sales charge amounts retained by FDC were as follows:

	Front-End Sales Charge (%)	Deferred Sales Charge (%)	Retained by FDC ($)
Fidelity® Hedged Equity Fund
Class A A	5.75	1.00	5,644
Class M A	3.50	.25	523
Class C B	-	1.00	15
			6,182

A  Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to the sales charge indicated.
B  When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds.

At period end, there were no interfund loans outstanding.

Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate (%)	Interest expense ($)
Fidelity® Hedged Equity Fund	Borrower	5,484,000	3.88	591

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® Hedged Equity Fund	2,076,583	507,355	79,331

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in income from securities lending - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Hedged Equity Fund	270	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity® Hedged Equity Fund	496,847

  8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable:  interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® Hedged Equity Fund
Class A	0.80	May 31,2027	1,991
Class M	1.05	May 31,2027	281
Class C	1.55	May 31,2027	1,106
Fidelity® Hedged Equity Fund	0.55	May 31,2027	36,610
Class I	0.55	May 31,2027	48,613
Class Z	0.50	May 31,2027	6,448

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Hedged Equity Fund	2,205

  9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026

Fidelity® Hedged Equity Fund
Class A	-	57,638
Class M	-	1,186
Fidelity® Hedged Equity Fund	-	1,186,134
Class I	-	1,542,312
Class Z	-	222,422
Total		3,009,692

  10. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026	July 31, 2026	January 31, 2026

Fidelity® Hedged Equity Fund
Class A
Shares sold	295,368	775,697	4,491,257	11,155,115
Reinvestment of distributions	-	3,839	-	56,964
Shares redeemed	(142,138)	(75,822)	(2,134,916)	(1,080,371)
Net increase (decrease)	153,230	703,714	2,356,341	10,131,708
Class M
Shares sold	33,607	108,495	511,426	1,546,706
Reinvestment of distributions	-	79	-	1,176
Shares redeemed	(60,510)	(29,666)	(903,153)	(440,095)
Net increase (decrease)	(26,903)	78,908	(391,727)	1,107,787
Class C
Shares sold	243,552	357,047	3,703,433	5,029,844
Shares redeemed	(92,008)	(35,880)	(1,369,668)	(500,985)
Net increase (decrease)	151,544	321,167	2,333,765	4,528,859
Fidelity® Hedged Equity Fund
Shares sold	2,473,384	10,947,018	37,678,902	147,634,095
Reinvestment of distributions	-	77,603	-	1,157,055
Shares redeemed	(4,078,719)	(8,072,891)	(59,856,770)	(111,004,546)
Net increase (decrease)	(1,605,335)	2,951,730	(22,177,868)	37,786,604
Class I
Shares sold	13,260,755	23,991,167	205,359,721	331,760,602
Reinvestment of distributions	-	100,320	-	1,488,750
Shares redeemed	(8,690,596)	(8,453,043)	(135,859,694)	(110,217,731)
Net increase (decrease)	4,570,159	15,638,444	69,500,027	223,031,621
Class Z
Shares sold	1,652,795	2,747,207	25,744,112	39,249,016
Reinvestment of distributions	-	12,922	-	192,144
Shares redeemed	(685,047)	(4,188,978)	(10,318,133)	(53,898,410)
Net increase (decrease)	967,748	(1,428,849)	15,425,979	(14,457,250)

  11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

VIP Funds Manager 60% Portfolio
Fidelity ® Hedged Equity Fund	11%
Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity ® Hedged Equity Fund	23
  12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9905821.103
FHE-SANN-0926
Fidelity® SAI Convertible Arbitrage Fund

Semi-Annual Report
July 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Convertible Arbitrage Fund
Schedule of Investments July 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 28.6%
	Shares	Value ($)
UNITED STATES - 28.6%
Consumer Staples - 6.7%
Tobacco - 6.7%
Philip Morris International Inc	445,000	84,914,900
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Chevron Corp	33,000	6,495,390
Financials - 12.6%
Banks - 3.4%
Citigroup Inc	325,000	43,046,250
Capital Markets - 0.7%
Morgan Stanley	41,700	8,774,514
Financial Services - 8.5%
Mastercard Inc Class A	188,200	107,857,420
TOTAL FINANCIALS		159,678,184
Health Care - 0.6%
Biotechnology - 0.6%
AbbVie Inc	32,000	8,030,080
Information Technology - 8.2%
Semiconductors & Semiconductor Equipment - 4.8%
Broadcom Inc	75,000	29,196,000
NVIDIA Corp	157,000	31,517,750
		60,713,750
Software - 3.4%
Microsoft Corp	88,000	40,895,360
Oracle Corp	25,900	3,363,633
		44,258,993
TOTAL INFORMATION TECHNOLOGY		104,972,743
TOTAL UNITED STATES		364,091,297
TOTAL COMMON STOCKS (Cost $294,352,981)		364,091,297

Convertible Corporate Bonds - 36.8%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.8%
Information Technology - 0.8%
Software - 0.8%
IREN Ltd 1% 12/1/2033 (b)	14,000,000	10,535,000
CANADA - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Denison Mines Corp 4.25% 9/15/2031 (b)	7,500,000	10,068,750
MONACO - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Scorpio Tankers Inc 1.75% 4/15/2031 (b)	10,000,000	10,569,000
UNITED STATES - 34.4%
Communication Services - 2.1%
Entertainment - 2.1%
Liberty Live Holdings Inc 2.375% 9/30/2053 (b)	15,250,000	26,847,625
Consumer Discretionary - 5.8%
Automobile Components - 3.4%
LCI Industries 3% 3/1/2030	38,792,000	42,613,012
Broadline Retail - 0.6%
Etsy Inc 0.25% 6/15/2028	9,000,000	8,235,000
Hotels, Restaurants & Leisure - 1.8%
Cheesecake Factory Inc/The 2% 3/15/2030	11,861,000	18,040,581
Marriott Vacations Worldwide Corp 3.25% 12/15/2027	5,500,000	5,398,250
		23,438,831
TOTAL CONSUMER DISCRETIONARY		74,286,843
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Northern Oil & Gas Inc 3.625% 4/15/2029	2,500,000	2,479,445
Financials - 3.5%
Capital Markets - 2.0%
Galaxy Digital Holdings LP 2.5% 12/1/2029 (b)	20,750,000	25,564,000
Financial Services - 1.5%
Euronet Worldwide Inc 0.625% 10/1/2030 (b)	20,520,000	18,519,300
TOTAL FINANCIALS		44,083,300
Health Care - 3.0%
Biotechnology - 3.0%
Alnylam Pharmaceuticals Inc 1% 9/15/2027	8,500,000	8,783,050
Cytokinetics Inc 1.75% 10/1/2031 (b)	3,920,000	5,456,150
Mirum Pharmaceuticals Inc 0% 6/1/2032 (b)(c)	14,630,000	14,886,025
Mirum Pharmaceuticals Inc 4% 5/1/2029	2,833,000	9,533,045
TOTAL HEALTH CARE		38,658,270
Industrials - 7.1%
Commercial Services & Supplies - 2.6%
Pitney Bowes Inc 1.5% 8/15/2030 (b)	22,500,000	30,228,750
Tetra Tech Inc 2.25% 8/15/2028	3,000,000	3,297,000
		33,525,750
Electrical Equipment - 1.0%
Enovix Corp 4.75% 9/15/2030 (b)	19,000,000	13,323,750
Ground Transportation - 3.5%
Knight-Swift Transportation Holdings Inc 1% 11/15/2031 (b)	40,000,000	43,580,000
TOTAL INDUSTRIALS		90,429,500
Information Technology - 7.7%
IT Services - 0.3%
Akamai Technologies Inc 1.125% 2/15/2029	3,000,000	3,535,500
Software - 3.8%
A10 Networks Inc 2.75% 4/1/2030	10,000,000	14,405,416
BlackLine Inc 1% 6/1/2029	5,000,000	4,650,000
Box Inc 1.5% 9/15/2029	3,000,000	3,114,000
Life360 Inc 0% 6/1/2030 (c)	21,000,000	21,577,500
Unity Software Inc 0% 11/15/2026 (c)	5,172,000	5,086,662
		48,833,578
Technology Hardware, Storage & Peripherals - 3.6%
Western Digital Corp 3% 11/15/2028	3,210,000	46,131,552
TOTAL INFORMATION TECHNOLOGY		98,500,630
Real Estate - 4.7%
Health Care REITs - 2.3%
Healthcare Realty Holdings LP 3% 1/15/2032 (b)	28,000,000	29,232,000
Real Estate Management & Development - 1.0%
Compass Inc 0.25% 4/15/2031 (b)	11,998,000	12,504,316
Retail REITs - 1.4%
Kimco Realty OP LLC 3.5% 6/15/2031 (b)	5,990,000	6,106,805
Kite Realty Group LP 3.25% 4/15/2032 (b)	11,429,000	11,360,426
		17,467,231
TOTAL REAL ESTATE		59,203,547
Utilities - 0.3%
Electric Utilities - 0.3%
Southern Co/The 3.25% 6/15/2028	3,267,000	3,293,136
TOTAL UNITED STATES		437,782,296
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $470,262,247)		468,955,046

Domestic Equity Funds - 2.0%
	Shares	Value ($)
Financial Select Sector SPDR ETF (Cost $21,779,782)	438,300	24,956,802

U.S. Treasury Obligations - 28.5%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/29/2026 (e)	3.82	85,000,000	84,244,744
US Treasury Bills 0% 10/8/2026 (e)(f)	3.76	135,000,000	134,090,231
US Treasury Bills 0% 9/3/2026 (e)	3.64 to 3.66	145,000,000	144,545,594
TOTAL U.S. TREASURY OBLIGATIONS (Cost $362,773,609)			362,880,569

Money Market Funds - 4.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $51,979,308)	3.69	51,968,986	51,979,380

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,201,147,927)	1,272,863,094
NET OTHER ASSETS (LIABILITIES) - 0.0%	(236,822)
NET ASSETS - 100.0%	1,272,626,272

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
SHORT
CBOT 2Y US Treasury Notes Contracts (United States)	(800)	9/2026	(164,556,250)	477,210
CBOT 5Y US Treasury Notes Contracts (United States)	(1,100)	9/2026	(116,737,500)	913,950
TOTAL SHORT				1,391,160

Total Return Swaps

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives the total return on a portfolio of long and short positions and pays or receives the U.S. SOFR Index of 3.65% plus or minus a specified spread ranging from (0.75)% to 0.55% , which is denominated in U.S. dollars based on the local currencies of the positions within the swap	Bank of Montreal	10/2026	3,048,619,217	736,644	2,439,595	3,176,239

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount (a)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Convertible Corporate Bonds
UNITED STATES -128.7%
Communication Services - (28.7)%
Entertainment - (31.7)%
Live Nation Entertainment Inc 3.125% 1/15/2029				111,770	19,035,130	(470,823)
Liberty Media Corp-Liberty Formula One 2.25% 8/15/2027				243,660	30,957,003	(538,184)
					49,992,133	(1,009,007)
Interactive Media & Services - 3.0%
Match Group Financeco 3 Inc 2% 1/15/2030 (1)				450,000	41,505,293	96,358
TOTAL COMMUNICATION SERVICES					91,497,426	(912,649)
Utilities - (38.9)%
Multi-Utilities - (11.6)%
WEC Energy Group Inc 4.375% 6/1/2029				125,000	14,869,184	(369,550)
Electric Utilities - (24.2)%
Pinnacle West Capital Corp 4.75% 6/15/2027				140,000	15,992,667	(818,957)
Southern Co/The 3.25% 6/15/2028				161,330	16,331,974	51,379
					32,324,641	(767,578)
Gas Utilities - (3.1)%
UGI Corp 5% 6/1/2028				90,000	12,444,400	(99,440)
TOTAL UTILITIES					59,638,225	(1,236,568)
Health Care - 42.5%
Biotechnology - 28.1%
Halozyme Therapeutics Inc 1% 8/15/2028				108,330	16,554,630	892,447
Pharmaceuticals - 14.4%
BofA Finance LLC 0.6% 5/25/2027				235,000	29,812,883	956,998
Zoetis Inc 0.25% 6/15/2029 (1)				445,000	40,799,083	75,416
Ligand Pharmaceuticals Inc 0.75% 10/1/2030 (1)				181,910	28,953,541	(574,675)
					99,565,507	457,739
TOTAL HEALTH CARE					116,120,137	1,350,186
Energy - (117.0)%
Energy Equipment & Services - (116.6)%
Atlas Energy Solutions Inc 0.5% 4/15/2031 (1)				189,520	19,461,493	(3,704,621)
Oil, Gas & Consumable Fuels - (0.4)%
Green Plains Inc 2.25% 3/15/2027				50,000	5,019,410	(13,382)
TOTAL ENERGY					24,480,903	(3,718,003)
Consumer Staples - 140.6%
Consumer Staples Distribution & Retail - 136.4%
Chefs' Warehouse Inc/The 2.375% 12/15/2028				110,000	29,287,133	4,332,285
Food Products - 4.2%
Freshpet Inc 3% 4/1/2028				165,000	19,233,500	133,100
TOTAL CONSUMER STAPLES					48,520,633	4,465,385
Real Estate - (9.9)%
Health Care REITs - (9.0)%
Welltower OP LLC 2.75% 5/15/2028 (1)				180,000	44,099,250	(286,225)
Retail REITs - (0.9)%
Kimco Realty OP LLC 3.5% 6/15/2031 (1)				170,000	17,410,833	(29,193)
TOTAL REAL ESTATE					61,510,083	(315,418)
Financials - (15.2)%
Capital Markets - (26.0)%
Coinbase Global Inc 0.25% 4/1/2030				100,000	8,885,621	(432,071)
Galaxy Digital Holdings LP 2.5% 12/1/2029 (1)				37,500	4,636,146	(393,298)
					13,521,767	(825,369)
Financial Services - 10.8%
Global Payments Inc 1.5% 3/1/2031				330,000	30,635,000	342,782
TOTAL FINANCIALS					44,156,767	(482,587)
Materials - (476.3)%
Metals & Mining - (476.3)%
MP Materials Corp 3% 3/1/2030 (1)				429,500	88,157,738	(15,303,228)
Century Aluminum Co 2.75% 5/1/2028				37,500	9,013,229	175,795
					97,170,967	(15,127,433)
TOTAL MATERIALS					97,170,967	(15,127,433)
Industrials - (28.5)%
Commercial Services & Supplies - 9.1%
Tetra Tech Inc 2.25% 8/15/2028				138,000	15,311,100	288,524
Ground Transportation - (35.6)%
Uber Technologies Inc 0.875% 12/1/2028				340,000	40,120,236	(954,611)
Lyft Inc 0.625% 3/1/2029				200,000	21,564,778	(174,497)
					61,685,014	(1,129,108)
Construction & Engineering - (2.0)%
Fluor Corp 1.125% 8/15/2029				185,000	24,036,125	(62,501)
TOTAL INDUSTRIALS					101,032,239	(903,085)
Consumer Discretionary - (18.7)%
Hotels, Restaurants & Leisure - (5.0)%
DoorDash Inc 0% 5/15/2030				100,000	10,075,000	107,636
Marriott Vacations Worldwide Corp 3.25% 12/15/2027				125,000	12,322,917	(97,691)
DraftKings Holdings Inc 0% 3/15/2028				217,500	20,147,108	(167,914)
					42,545,025	(157,969)
Broadline Retail - (13.7)%
Etsy Inc 0.125% 9/1/2027				55,000	5,224,603	52,025
Etsy Inc 1% 6/15/2030				140,000	17,028,667	(486,189)
					22,253,270	(434,164)
TOTAL CONSUMER DISCRETIONARY					64,798,295	(592,133)
Information Technology - 678.8%
Semiconductors & Semiconductor Equipment - (253.0)%
Penguin Solutions Inc 2% 8/15/2030				13,980	2,904,811	(927,008)
ON Semiconductor Corp 0% 5/1/2027				300,000	47,646,000	(6,110,400)
Penguin Solutions Inc 0% 8/1/2031 (1)				82,500	7,335,900	(996,600)
					57,886,711	(8,034,008)
Electronic Equipment, Instruments & Components - 14.2%
Itron Inc 0% 3/15/2032 (1)				55,000	5,607,250	449,944
Software - (68.2)%
CyberArk Software Ltd 0% 6/15/2030				272,000	44,526,400	(2,347,632)
BlackLine Inc 1% 6/1/2029				100,000	9,317,222	12,352
Box Inc 1.5% 9/15/2029				95,000	9,915,625	167,279
					63,759,247	(2,168,001)
Communications Equipment - (231.2)%
Lumentum Holdings Inc 1.5% 12/15/2029				122,920	125,646,366	(7,344,982)
IT Services - 126.7%
Akamai Technologies Inc 1.125% 2/15/2029				610,000	72,208,750	(1,520,654)
Snowflake Inc 0% 10/1/2029				475,000	94,092,750	6,004,475
Akamai Technologies Inc 0% 5/15/2030 (1)				230,000	21,470,500	(457,861)
					187,772,000	4,025,960
Technology Hardware, Storage & Peripherals - 1090.3%
Western Digital Corp 3% 11/15/2028				388,070	557,955,404	34,630,073
TOTAL INFORMATION TECHNOLOGY					998,626,978	21,558,986
TOTAL UNITED STATES					1,707,552,653	4,086,681
TOTAL CONVERTIBLE CORPORATE BONDS					1,707,552,653	4,086,681
TOTAL LONG					1,707,552,653	4,086,681

SHORT
Common Stocks
UNITED STATES -(105.3)%
Communication Services - 46.0%
Entertainment - 42.8%
Live Nation Entertainment Inc (2)				(221,700)	(38,604,621)	955,527
Liberty Media Corp-Liberty Formula One Class C (2)				(215,000)	(21,097,950)	402,050
					(59,702,571)	1,357,577
Interactive Media & Services - 3.2%
Match Group Inc				(145,300)	(5,726,273)	101,710
TOTAL COMMUNICATION SERVICES					(65,428,844)	1,459,287
Utilities - 34.0%
Multi-Utilities - 10.3%
WEC Energy Group Inc				(92,400)	(10,110,408)	328,020
Electric Utilities - 22.9%
Pinnacle West Capital Corp				(119,000)	(12,017,810)	723,520
Southern Co/The				(65,000)	(6,145,100)	3,900
					(18,162,910)	727,420
Gas Utilities - 0.8%
UGI Corp				(257,000)	(9,282,840)	25,700
TOTAL UTILITIES					(37,556,158)	1,081,140
Health Care - (53.7)%
Biotechnology - (31.6)%
Halozyme Therapeutics Inc (2)				(170,000)	(14,031,800)	(1,004,037)
Pharmaceuticals - (22.1)%
Merck & Co Inc				(193,000)	(25,128,600)	(1,174,558)
Zoetis Inc Class A				(76,100)	(5,881,769)	(196,659)
Ligand Pharmaceuticals Inc (2)				(76,800)	(22,083,072)	669,696
					(53,093,441)	(701,521)
TOTAL HEALTH CARE					(67,125,241)	(1,705,558)
Energy - 116.3%
Energy Equipment & Services - 116.4%
Atlas Energy Solutions Inc				(1,050,000)	(11,329,500)	3,696,000
Oil, Gas & Consumable Fuels - (0.1)%
Green Plains Inc (2)				(55,000)	(926,750)	(4,400)
TOTAL ENERGY					(12,256,250)	3,691,600
Consumer Staples - (142.6)%
Consumer Staples Distribution & Retail - (132.5)%
Chefs' Warehouse Inc/The (2)				(238,500)	(27,510,975)	(4,207,140)
Food Products - (10.1)%
Freshpet Inc (2)				(97,000)	(5,775,380)	(321,070)
TOTAL CONSUMER STAPLES					(33,286,355)	(4,528,210)
Real Estate - (9.6)%
Health Care REITs - (6.7)%
				(184,400)	(43,230,736)	(212,060)
Retail REITs - (2.9)%
Kimco Realty Corp				(240,000)	(6,115,200)	(93,600)
TOTAL REAL ESTATE					(49,345,936)	(305,660)
Financials - 11.8%
Capital Markets - 26.2%
Galaxy Digital Inc Class A (2)				(130,700)	(2,746,007)	466,599
Coinbase Global Inc Class A (2)				(17,400)	(2,544,924)	364,530
					(5,290,931)	831,129
Financial Services - (14.4)%
Global Payments Inc				(78,200)	(6,575,056)	(458,252)
TOTAL FINANCIALS					(11,865,987)	372,877
Materials - 455.9%
Metals & Mining - 455.9%
Century Aluminum Co (2)				(197,000)	(8,819,690)	(163,510)
MP Materials Corp (2)				(1,810,000)	(74,879,700)	14,642,900
					(83,699,390)	14,479,390
TOTAL MATERIALS					(83,699,390)	14,479,390
Industrials - 47.4%
Commercial Services & Supplies - 13.1%
Pitney Bowes Inc				(1,184,000)	(20,755,520)	781,440
Tetra Tech Inc				(200,000)	(6,632,000)	(366,000)
					(27,387,520)	415,440
Construction & Engineering - 5.3%
Fluor Corp (2)				(281,571)	(14,126,417)	168,943
Ground Transportation - 29.0%
Lyft Inc Class A (2)				(570,000)	(9,040,200)	210,900
Uber Technologies Inc (2)				(307,900)	(21,663,844)	711,249
					(30,704,044)	922,149
TOTAL INDUSTRIALS					(72,217,981)	1,506,532
Consumer Discretionary - (31.2)%
Hotels, Restaurants & Leisure - (45.1)%
Cheesecake Factory Inc/The				(64,700)	(6,561,874)	(1,307,765)
DraftKings Inc Class A (2)				(11,500)	(270,020)	20,355
DoorDash Inc Class A (2)				(24,000)	(4,707,840)	(144,000)
					(11,539,734)	(1,431,410)
Broadline Retail - 13.9%
Etsy Inc (2)				(109,100)	(8,911,288)	442,946
TOTAL CONSUMER DISCRETIONARY					(20,451,022)	(988,464)
Information Technology - (579.6)%
Semiconductors & Semiconductor Equipment - 249.6%
ON Semiconductor Corp (2)				(550,000)	(44,885,500)	6,011,500
Penguin Solutions Inc (2)				(94,707)	(4,984,429)	1,914,976
					(49,869,929)	7,926,476
Electronic Equipment, Instruments & Components - (16.5)%
Itron Inc (2)				(33,500)	(3,338,610)	(524,945)
Software - 63.2%
Palo Alto Networks Inc (2)				(101,500)	(33,680,745)	2,252,285
Box Inc Class A (2)				(124,600)	(3,931,130)	(134,568)
BlackLine Inc (2)				(57,200)	(1,796,080)	(111,540)
					(39,407,955)	2,006,177
Communications Equipment - 209.7%
Lumentum Holdings Inc (2)				(175,000)	(124,939,500)	6,660,500
Technology Hardware, Storage & Peripherals - (977.8)%
Western Digital Corp				(1,001,891)	(545,870,292)	(31,058,621)
IT Services - (107.8)%
Akamai Technologies Inc (2)				(427,500)	(49,239,450)	2,064,825
Snowflake Inc (2)				(256,300)	(75,167,664)	(5,487,383)
					(124,407,114)	(3,422,558)
TOTAL INFORMATION TECHNOLOGY					(887,833,400)	(18,412,971)
TOTAL UNITED STATES					(1,341,066,564)	(3,350,037)
TOTAL COMMON STOCKS					(1,341,066,564)	(3,350,037)
TOTAL SHORT					(1,341,066,564)	(3,350,037)

TOTAL SWAP COMPONENTS					366,486,089	736,644

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives the total return on a portfolio of long and short positions and pays or receives the U.S. SOFR Index of 3.63% plus or minus a specified spread ranging from (0.45)% to 0.9% , which is denominated in U.S. dollars based on the local currencies of the positions within the swap	BNP Paribas SA	8/2026 - 1/2027	1,888,456,340	(3,710,140)	3,398,932	(311,208)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount (a)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Convertible Corporate Bonds
CANADA -311.3%
Materials - 311.3%
Metals & Mining - 311.3%
B2Gold Corp 2.75% 2/1/2030 (1)				32,500,000	45,504,965	(968,732)
TOTAL MATERIALS					45,504,965	(968,732)
TOTAL CANADA					45,504,965	(968,732)
UNITED STATES -5339.2%
Communication Services - 75.9%
Entertainment - 75.9%
Sphere Entertainment Co 3.5% 12/1/2028				8,000,000	32,536,222	(236,357)
TOTAL COMMUNICATION SERVICES					32,536,222	(236,357)
Utilities - 107.1%
Electric Utilities - 107.1%
NextEra Energy Capital Holdings Inc 3% 3/1/2027				10,000,000	13,096,667	(333,290)
TOTAL UTILITIES					13,096,667	(333,290)
Health Care - 1551.2%
Health Care Equipment & Supplies - (246.7)%
Merit Medical Systems Inc 3% 2/1/2029				12,732,000	14,879,464	695,137
TransMedics Group Inc 1.5% 6/1/2028				7,500,000	8,639,125	72,547
					23,518,589	767,684
Biotechnology - 1605.6%
Alnylam Pharmaceuticals Inc 1% 9/15/2027				39,818,000	41,296,575	(4,996,869)
Life Sciences Tools & Services - 45.0%
Repligen Corp 1% 12/15/2028				11,500,000	11,975,333	(140,154)
Pharmaceuticals - 147.3%
Ligand Pharmaceuticals Inc 0.75% 10/1/2030 (1)				11,140,000	17,730,888	(458,399)
TOTAL HEALTH CARE					94,521,385	(4,827,738)
Energy - (716.1)%
Oil, Gas & Consumable Fuels - (716.1)%
Northern Oil & Gas Inc 3.625% 4/15/2029				15,000,000	15,039,797	152,931
World Kinect Corp 3.25% 7/1/2028				25,000,000	37,214,722	2,075,914
					52,254,519	2,228,845
TOTAL ENERGY					52,254,519	2,228,845
Consumer Staples - (31.1)%
Food Products - (31.1)%
Freshpet Inc 3% 4/1/2028				6,000,000	6,994,000	96,798
TOTAL CONSUMER STAPLES					6,994,000	96,798
Real Estate - 434.0%
Real Estate Management & Development - 422.9%
Compass Inc 0.25% 4/15/2031 (1)				22,332,000	23,306,047	(1,316,203)
Retail REITs - 11.1%
Realty Income Corp 3.5% 1/15/2029 (1)				9,058,000	9,399,940	(34,519)
TOTAL REAL ESTATE					32,705,987	(1,350,722)
Financials - 2781.0%
Capital Markets - 403.3%
Galaxy Digital Holdings LP 2.5% 12/1/2029 (1)				10,250,000	12,672,132	(1,254,988)
Consumer Finance - 2377.7%
EZCORP Inc 3.75% 12/15/2029 (1)				26,994,000	73,712,516	(7,399,463)
TOTAL FINANCIALS					86,384,648	(8,654,451)
Industrials - 348.8%
Construction & Engineering - 304.0%
Granite Construction Inc 3.75% 5/15/2028				29,140,000	86,216,958	1,554,309
Granite Construction Inc 3.25% 6/15/2030				50,930,000	84,000,547	(2,500,097)
					170,217,505	(945,788)
Ground Transportation - 20.3%
Uber Technologies Inc 0.875% 12/1/2028				2,500,000	2,950,017	(63,190)
Machinery - 24.5%
Greenbrier Cos Inc/The 2.875% 4/15/2028				23,250,000	26,512,556	(76,357)
TOTAL INDUSTRIALS					199,680,078	(1,085,335)
Consumer Discretionary - 82.9%
Diversified Consumer Services - 82.9%
Stride Inc 1.125% 9/1/2027				5,000,000	7,941,250	(258,036)
TOTAL CONSUMER DISCRETIONARY					7,941,250	(258,036)
Information Technology - 705.5%
Semiconductors & Semiconductor Equipment - 3308.2%
MKS Inc 1.25% 6/1/2030				30,000,000	61,489,583	(10,295,481)
Electronic Equipment, Instruments & Components - 0.5%
OSI Systems Inc 2.25% 8/1/2029				13,400,000	18,023,335	(1,514)
Software - (1945.7)%
A10 Networks Inc 2.75% 4/1/2030				2,000,000	2,899,722	(465,286)
InterDigital Inc 3.5% 6/1/2027				13,472,000	53,228,246	5,953,788
BlackLine Inc 1% 6/1/2029				3,750,000	3,493,958	(10,112)
Box Inc 1.5% 9/15/2029				4,500,000	4,696,875	72,094
Nutanix Inc 0.25% 10/1/2027				13,250,000	15,970,851	504,521
					80,289,652	6,055,005
Technology Hardware, Storage & Peripherals - (657.5)%
Western Digital Corp 3% 11/15/2028				2,575,000	37,022,578	2,046,254
TOTAL INFORMATION TECHNOLOGY					196,825,148	(2,195,736)
TOTAL UNITED STATES					722,939,904	(16,616,022)
ISRAEL -82.8%
Information Technology - 82.8%
Software - 82.8%
Check Point Software Technologies Ltd 0% 12/15/2030 (1)				34,000,000	31,467,000	(257,559)
TOTAL INFORMATION TECHNOLOGY					31,467,000	(257,559)
TOTAL ISRAEL					31,467,000	(257,559)
TOTAL CONVERTIBLE CORPORATE BONDS					799,911,869	(17,842,313)
TOTAL LONG					799,911,869	(17,842,313)

SHORT
Domestic Equity Funds
Financial Select Sector SPDR ETF				(438,300)	(24,956,802)	(166,554)
Common Stocks
AUSTRALIA -(78.3)%
Information Technology - (78.3)%
Software - (78.3)%
IREN Ltd (2)				(164,700)	(6,060,960)	243,756
TOTAL INFORMATION TECHNOLOGY					(6,060,960)	243,756
TOTAL AUSTRALIA					(6,060,960)	243,756
CANADA -(338.3)%
Energy - (197.9)%
Oil, Gas & Consumable Fuels - (197.9)%
Denison Mines Corp (2)				(2,200,000)	(6,182,000)	616,000
TOTAL ENERGY					(6,182,000)	616,000
Materials - (140.4)%
Metals & Mining - (140.4)%
B2Gold Corp				(8,736,000)	(32,760,000)	436,800
TOTAL MATERIALS					(32,760,000)	436,800
TOTAL CANADA					(38,942,000)	1,052,800
MONACO -(13.3)%
Energy - (13.3)%
Oil, Gas & Consumable Fuels - (13.3)%
Scorpio Tankers Inc				(59,800)	(4,656,028)	41,262
TOTAL ENERGY					(4,656,028)	41,262
TOTAL MONACO					(4,656,028)	41,262
UNITED STATES -(4114.0)%
Communication Services - (12.2)%
Entertainment - (12.2)%
Sphere Entertainment Co Class A (2)				(223,000)	(31,944,750)	37,910
TOTAL COMMUNICATION SERVICES					(31,944,750)	37,910
Utilities - (94.6)%
Electric Utilities - (94.6)%
NextEra Energy Inc				(135,000)	(11,734,200)	294,300
TOTAL UTILITIES					(11,734,200)	294,300
Health Care - (2302.7)%
Biotechnology - (2394.5)%
AbbVie Inc				(32,000)	(8,030,080)	(218,560)
Mirum Pharmaceuticals Inc (2)				(161,341)	(17,094,079)	2,428,182
(2)				(43,000)	(3,316,590)	236,070
Alnylam Pharmaceuticals Inc (2)				(68,000)	(13,975,360)	5,006,160
					(42,416,109)	7,451,852
Health Care Equipment & Supplies - 298.7%
Merit Medical Systems Inc (2)				(73,300)	(6,231,233)	(877,401)
TransMedics Group Inc (2)				(46,400)	(3,550,064)	(52,432)
					(9,781,297)	(929,833)
Life Sciences Tools & Services - (63.4)%
Repligen Corp (2)				(28,000)	(3,948,280)	197,400
Pharmaceuticals - (143.5)%
Ligand Pharmaceuticals Inc (2)				(51,200)	(14,722,048)	446,464
TOTAL HEALTH CARE					(70,867,734)	7,165,883
Consumer Staples - 1483.0%
Tobacco - 1421.3%
Philip Morris International Inc				(445,000)	(84,914,900)	(4,423,300)
Food Products - 61.7%
Freshpet Inc (2)				(58,000)	(3,453,320)	(191,980)
TOTAL CONSUMER STAPLES					(88,368,220)	(4,615,280)
Energy - 862.6%
Oil, Gas & Consumable Fuels - 862.6%
Chevron Corp				(33,000)	(6,495,390)	(502,590)
Northern Oil & Gas Inc				(183,900)	(3,889,485)	(145,281)
World Kinect Corp				(688,000)	(27,423,680)	(2,036,480)
					(37,808,555)	(2,684,351)
TOTAL ENERGY					(37,808,555)	(2,684,351)
Real Estate - (540.7)%
Health Care REITs - 70.0%
				(605,200)	(12,715,252)	(217,872)
Real Estate Management & Development - (623.9)%
Compass Inc Class A (2)				(1,540,900)	(17,550,851)	1,941,534
Retail REITs - 13.2%
				(145,200)	(4,155,624)	(10,164)
Realty Income Corp				(50,600)	(3,231,822)	(30,866)
					(7,387,446)	(41,030)
TOTAL REAL ESTATE					(37,653,549)	1,682,632
Financials - (1597.0)%
Capital Markets - (1284.7)%
Morgan Stanley				(41,700)	(8,774,514)	756,021
Galaxy Digital Inc Class A (2)				(909,300)	(19,104,393)	3,229,802
Coinbase Global Inc Class A (2)				(600)	(87,756)	12,570
					(27,966,663)	3,998,393
Financial Services - 2158.0%
Mastercard Inc Class A				(188,200)	(107,857,420)	(7,130,989)
Euronet Worldwide Inc (2)				(60,000)	(4,279,800)	415,200
					(112,137,220)	(6,715,698)
Banks - (254.8)%
Citigroup Inc				(325,000)	(43,046,250)	793,000
Consumer Finance - (2215.5)%
EZCORP Inc Class A (2)				(2,283,100)	(67,967,887)	6,894,962
TOTAL FINANCIALS					(251,118,020)	4,970,657
Industrials - (1583.5)%
Electrical Equipment - (417.7)%
Enovix Corp Class B (2)				(1,274,300)	(5,211,887)	1,299,786
Construction & Engineering - (812.4)%
Granite Construction Inc				(704,275)	(85,196,147)	2,528,347
Ground Transportation - (439.1)%
Knight-Swift Transportation Holdings Inc				(347,300)	(24,147,769)	1,272,324
Uber Technologies Inc (2)				(40,800)	(2,870,688)	94,248
					(27,018,457)	1,366,572
Machinery - 85.7%
Greenbrier Cos Inc/The				(230,000)	(11,327,500)	(266,800)
TOTAL INDUSTRIALS					(128,753,991)	4,927,905
Consumer Discretionary - 237.4%
Automobile Components - (102.4)%
LCI Industries				(188,000)	(19,243,680)	318,670
Hotels, Restaurants & Leisure - 427.5%
Cheesecake Factory Inc/The				(62,900)	(6,379,318)	(1,330,335)
Diversified Consumer Services - (87.7)%
Stride Inc (2)				(88,000)	(7,065,520)	272,800
TOTAL CONSUMER DISCRETIONARY					(32,688,518)	(738,865)
Information Technology - (566.3)%
Semiconductors & Semiconductor Equipment - (4021.4)%
MKS Inc				(182,700)	(54,344,115)	10,295,145
NVIDIA Corp				(157,000)	(31,517,750)	1,844,750
Broadcom Inc				(75,000)	(29,196,000)	375,000
					(115,057,865)	12,514,895
Electronic Equipment, Instruments & Components - 57.6%
OSI Systems Inc (2)				(57,800)	(12,796,342)	(179,180)
Software - 1700.4%
InterDigital Inc				(174,300)	(53,130,998)	(6,033,395)
Microsoft Corp				(24,000)	(11,153,280)	(1,658,160)
Oracle Corp				(25,900)	(3,363,633)	67,858
A10 Networks Inc				(420,000)	(12,419,400)	2,826,600
Box Inc Class A (2)				(51,100)	(1,612,205)	(55,188)
Life360 Inc (2)				(142,500)	(7,702,125)	215,175
BlackLine Inc (2)				(66,000)	(2,072,400)	(128,700)
Nutanix Inc Class A (2)				(119,000)	(7,022,190)	(525,980)
					(98,476,231)	(5,291,790)
Technology Hardware, Storage & Peripherals - 1697.3%
Western Digital Corp				(170,390)	(92,835,288)	(5,282,090)
IT Services - (0.2)%
Akamai Technologies Inc (2)				(100)	(11,518)	483
TOTAL INFORMATION TECHNOLOGY					(319,177,244)	1,762,318
TOTAL UNITED STATES					(1,010,114,781)	12,803,109
ISRAEL -(50.7)%
Information Technology - (50.7)%
Software - (50.7)%
Check Point Software Technologies Ltd (2)				(30,000)	(3,813,900)	157,800
TOTAL INFORMATION TECHNOLOGY					(3,813,900)	157,800
TOTAL ISRAEL					(3,813,900)	157,800
TOTAL COMMON STOCKS					(1,063,587,669)	14,298,727
TOTAL SHORT					(1,088,544,471)	14,132,173

TOTAL SWAP COMPONENTS					(288,632,602)	(3,710,140)
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $268,781,897 or 21.1% of net assets.

(2) Non-income producing.

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Microsoft Corp	Pay	Monthly	U.S. SOFR Index plus 62 basis points	Monthly	Goldman Sachs International	10/2026	25,204,480	(4,504,842)	0	(4,504,842)
TOTAL RETURN SWAPS								(4,504,842)	0	(4,504,842)

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $268,781,897 or 21.1% of net assets.

(c)	Zero coupon bond which is issued at a discount.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $303,475,503.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,398,725.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	54,311,952	1,035,034,261	1,037,363,677	2,207,938	(3,228)	72	51,979,380	51,968,986
	54,311,952	1,035,034,261	1,037,363,677	2,207,938	(3,228)	72	51,979,380

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Staples	84,914,900	84,914,900	-	-
Energy	6,495,390	6,495,390	-	-
Financials	159,678,184	159,678,184	-	-
Health Care	8,030,080	8,030,080	-	-
Information Technology	104,972,743	104,972,743	-	-

Convertible Corporate Bonds
Communication Services	26,847,625	-	26,847,625	-
Consumer Discretionary	74,286,843	-	74,286,843	-
Energy	23,117,195	-	23,117,195	-
Financials	44,083,300	-	44,083,300	-
Health Care	38,658,270	-	38,658,270	-
Industrials	90,429,500	-	90,429,500	-
Information Technology	109,035,630	-	109,035,630	-
Real Estate	59,203,547	-	59,203,547	-
Utilities	3,293,136	-	3,293,136	-

Domestic Equity Funds	24,956,802	24,956,802	-	-

U.S. Treasury Obligations	362,880,569	-	362,880,569	-

Money Market Funds	51,979,380	51,979,380	-	-
Total Investments in Securities:	1,272,863,094	441,027,479	831,835,615	-
Derivative Instruments:

Assets
Futures Contracts	1,391,160	1,391,160	-	-
Swaps	3,176,239	-	3,176,239	-
Total Assets	4,567,399	1,391,160	3,176,239	-

Liabilities
Swaps	(4,816,050)	-	(4,816,050)	-
Total Liabilities	(4,816,050)	-	(4,816,050)	-
Total Derivative Instruments:	(248,651)	1,391,160	(1,639,811)	-
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$1,220,883,714
Investments in securities, at value - affiliated issuers	51,979,380
Dividends receivable	267,050
Interest receivable	2,130,857
Distributions receivable from affiliated funds	204,358
Receivable for variation margin on futures contracts	342,188
Bi-lateral OTC swaps, at value	3,176,239
Prepaid expenses	17,980
Receivable from investment adviser for expense reductions	11,129
Total assets	1,279,012,895
Liabilities
Bi-lateral OTC swaps, at value	4,816,050
Accrued management fee	1,481,465
Other payables and accrued expenses	89,108
Total liabilities	6,386,623
Net Assets	$1,272,626,272
Net assets consist of:
Paid in capital	1,212,567,180
Total accumulated earnings (loss)	60,059,092
Net Assets	$1,272,626,272

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($1,272,626,272/111,938,339 shares)	$11.37

Other Information
Unaffiliated issuers, cost	1,149,168,619
Affiliated issuers, cost	51,979,308
Statement of Operations

Six months ended July 31, 2026 (Unaudited)

Investment Income
Dividends - unaffiliated issuers	$2,732,107
Dividends - affiliated issuers	2,207,938
Interest	10,091,702
Total investment income	15,031,747
Expenses
Management fee	8,135,742
Custodian fees and expenses	11,580
Independent trustees' fees and expenses	152,551
Registration fees	53,343
Audit	59,872
Legal	25,274
Interest	590
Commitment fee	396
Miscellaneous	36,217
Total expenses	8,475,565
Expense reimbursements and reductions	(46,090)
Total expenses after reductions	8,429,475
Net investment income (loss)	6,602,272
Net realized gain (loss)
Investments - unaffiliated issuers	47,824,197
Investments - affiliated issuers	(3,228)
Futures contracts	2,810,553
Swaps	(9,987,142)
Net realized gain (loss)	40,644,380
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	22,260,716
Investments - affiliated issuers	72
Futures contracts	869,653
Swaps	(10,160,791)
Total change in net unrealized appreciation (depreciation)	12,969,650
Net gain (loss)	53,614,030
Net increase (decrease) in net assets resulting from operations	$60,216,302

Statement of Changes in Net Assets
	Six months ended July 31, 2026 (Unaudited)	Year ended January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,602,272	$10,186,464
Net realized gain (loss)	40,644,380	36,945,838
Change in net unrealized appreciation (depreciation)	12,969,650	37,607,061
Net increase (decrease) in net assets resulting from operations	60,216,302	84,739,363
Distributions to shareholders
Distributions to shareholders	(16,501,429)	(75,766,031)
Total distributions	(16,501,429)	(75,766,031)
Net increase (decrease) in net assets resulting from share transactions	216,501,429	575,797,915
Total increase (decrease) in net assets	260,216,302	584,771,247
Net Assets
Beginning of period	1,012,409,970	427,638,723
End of period	$1,272,626,272	$1,012,409,970
Financial Highlights
Fidelity® SAI Convertible Arbitrage Fund

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024 A
Selected Per Share Data
Net asset value, beginning of period	$10.96	$10.61	$10.14	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.06	.17	.25	.13
Net realized and unrealized gain (loss)	.52	1.20	.84	.05
Total from investment operations	.58	1.37	1.09	.18
Distributions
Distributions from net investment income	(.17)	(1.02)	(.62)	(.04)
Distributions from net realized gain	-	-	-	(.01)
Total distributions	(.17)	(1.02)	(.62)	(.04) D
Net asset value, end of period	$11.37	$10.96	$10.61	$10.14
Total Return E, F	5.34%	13.25%	10.92%	1.81%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	1.46% I	1.48%	1.54%	1.61% I, J
Ratio of expenses to average net assets net of fee waivers, if any	1.45% I	1.45%	1.45%	1.45% I
Ratio of expenses to average net assets net of all reductions, if any	1.45% I	1.45%	1.45%	1.45% I
Ratio of net investment income (loss) to average net assets	1.13% I	1.52%	2.38%	3.39% I
Net assets, end of period	$1,272,626,272	$1,012,409,970	$427,638,723	$152,431,974
Portfolio turnover rate K	456% I	363%	345%	71% L

AFor the period September 12, 2023 (commencement of operations) through January 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2026

  1. Organization.
Fidelity® SAI Convertible Arbitrage Fund (the Fund) is a non-diversified fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: swaps, foreign currency transactions, contingent interest, certain conversion ratio adjustments, and certain mark to market elections.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® SAI Convertible Arbitrage Fund	1,200,519,701	110,948,387	(38,853,645)	72,094,742

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund.

A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® SAI Convertible Arbitrage Fund
Equity Risk
Swaps	3,176,239	(4,816,050)	(9,987,142)	(10,160,791)
Total Equity Risk	3,176,239	(4,816,050)	(9,987,142)	(10,160,791)
Interest Rate Risk
Futures Contracts	1,391,160	-	2,810,553	869,653
Total Interest Rate Risk	1,391,160	-	2,810,553	869,653

Totals	4,567,399	(4,816,050)	(7,176,589)	(9,291,138)

Value of Derivative Assets/Liabilities Legend
For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).

For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® SAI Convertible Arbitrage Fund
Futures	206,961,806
Swaps	101,530,627

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market and bond market and fluctuation in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

For bi-lateral swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency.

The Fund enters into total return basket swap contracts to obtain exposure to a portfolio of long and/or short positions in order to create and adjust the fund's investment exposure, to enhance total return, to hedge risks, to manage certain investment risk, and to manage volatility. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® SAI Convertible Arbitrage Fund	1,751,981,516	1,563,323,851

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® SAI Convertible Arbitrage Fund	1.40

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds.

At period end, there were no interfund loans outstanding.

Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate (%)	Interest expense ($)
Fidelity® SAI Convertible Arbitrage Fund	Borrower	5,569,000	3.82	590

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity® SAI Convertible Arbitrage Fund	64,177
  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable:  interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® SAI Convertible Arbitrage Fund	1.45	May 31, 2027	41,211

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® SAI Convertible Arbitrage Fund	4,879

  8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026
Fidelity® SAI Convertible Arbitrage Fund
Fidelity® SAI Convertible Arbitrage Fund	16,501,429	75,766,031
Total	16,501,429	75,766,031

  9. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026	July 31, 2026	January 31, 2026

Fidelity® SAI Convertible Arbitrage Fund
Shares sold	18,075,909	44,980,985	200,000,000	500,031,917
Reinvestment of distributions	1,516,675	7,056,448	16,501,429	75,766,031
Shares redeemed	-	(3)	-	(33)
Net increase (decrease)	19,592,584	52,037,430	216,501,429	575,797,915

  10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Alternatives Fund	Strategic Advisers Fidelity Alternatives Fund
Fidelity ® SAI Convertible Arbitrage Fund	46%	54%
Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity ® SAI Convertible Arbitrage Fund	100
  11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9909698.102
SCA-SANN-0926
Fidelity® Dynamic Buffered Equity ETF
Fidelity® Hedged Equity ETF
Fidelity® Yield Enhanced Equity ETF

Semi-Annual Report
July 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Dynamic Buffered Equity ETF
Schedule of Investments July 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp	120	21,925
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	226	51,790
SINGAPORE - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	32	2,854
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	328	23,504
UNITED STATES - 97.5%
Communication Services - 10.6%
Diversified Telecommunication Services - 1.0%
AT&T Inc	6,528	151,776
Comcast Corp Class A	3,643	87,286
		239,062
Entertainment - 1.2%
Electronic Arts Inc	576	120,879
Netflix Inc (a)	1,621	116,242
Roku Inc Class A (a)	148	21,461
Warner Bros Discovery Inc (a)	1,015	26,695
		285,277
Interactive Media & Services - 8.0%
Alphabet Inc Class A	2,389	850,796
Alphabet Inc Class C	1,580	563,507
Meta Platforms Inc Class A	879	489,348
		1,903,651
Media - 0.0%
Versant Media Group Inc Class A	499	17,959
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	516	89,118
TOTAL COMMUNICATION SERVICES		2,535,067
Consumer Discretionary - 8.2%
Automobiles - 1.8%
Ford Motor Co	7,988	117,264
General Motors Co	1,354	120,316
Tesla Inc (a)	648	201,664
		439,244
Broadline Retail - 4.3%
Amazon.com Inc (a)	3,823	1,038,250
Hotels, Restaurants & Leisure - 0.9%
Airbnb Inc Class A (a)	969	146,824
DraftKings Inc Class A (a)	776	18,220
Global Business Travel Group I Class A (a)	1,580	14,915
Navan Inc Class A (a)	952	25,342
		205,301
Leisure Products - 0.2%
Hasbro Inc	524	49,225
Specialty Retail - 1.0%
Abercrombie & Fitch Co Class A (a)	121	12,044
Five Below Inc (a)	184	39,952
Gap Inc/The	123	2,471
Ross Stores Inc	356	89,381
TJX Cos Inc/The	572	89,999
		233,847
TOTAL CONSUMER DISCRETIONARY		1,965,867
Consumer Staples - 3.3%
Beverages - 1.3%
Coca-Cola Co/The	1,506	131,911
Monster Beverage Corp (a)	873	84,139
PepsiCo Inc	689	96,157
		312,207
Consumer Staples Distribution & Retail - 1.4%
Costco Wholesale Corp	150	142,784
Maplebear Inc (a)	761	33,940
Walmart Inc	1,510	167,912
		344,636
Tobacco - 0.6%
Philip Morris International Inc	729	139,108
TOTAL CONSUMER STAPLES		795,951
Energy - 2.5%
Energy Equipment & Services - 0.0%
Kodiak Gas Services Inc	20	1,174
Oil, Gas & Consumable Fuels - 2.5%
Chevron Corp	688	135,419
EOG Resources Inc	396	58,881
ExxonMobil Holdings Corp	1,678	260,828
Kinder Morgan Inc	2,583	83,121
Occidental Petroleum Corp	1,108	63,234
		601,483
TOTAL ENERGY		602,657
Financials - 13.4%
Banks - 4.1%
Bank of America Corp (b)	3,906	241,977
JPMorgan Chase & Co (b)	1,316	462,956
US Bancorp (b)	1,824	114,929
Wells Fargo & Co (b)	1,839	158,982
		978,844
Capital Markets - 3.7%
Ameriprise Financial Inc	103	56,222
Bank of New York Mellon Corp/The (b)	1,036	161,958
Cboe Global Markets Inc	148	45,914
Charles Schwab Corp/The (b)	1,789	188,274
CME Group Inc Class A	305	81,676
KKR & Co Inc Class A	525	53,251
Morgan Stanley (b)	807	169,809
Morningstar Inc	57	10,976
State Street Corp	507	93,369
Virtu Financial Inc Class A (b)	580	34,063
		895,512
Financial Services - 4.2%
Berkshire Hathaway Inc Class B (a)(b)	893	456,805
Equitable Holdings Inc	47	2,240
Fiserv Inc (a)(b)	1,403	75,678
Mastercard Inc Class A (b)	508	291,135
Visa Inc Class A (b)	473	173,179
		999,037
Insurance - 1.4%
Allstate Corp/The	412	108,801
American Financial Group Inc/OH	30	4,252
Oscar Health Inc Class A (a)	1,889	58,975
Progressive Corp/The (b)	763	161,313
		333,341
TOTAL FINANCIALS		3,206,734
Health Care - 8.8%
Biotechnology - 2.3%
AbbVie Inc (b)	836	209,786
Alnylam Pharmaceuticals Inc (a)	2	411
BioMarin Pharmaceutical Inc (a)	212	12,724
Gilead Sciences Inc (b)	1,226	159,637
Incyte Corp (a)	498	59,521
PTC Therapeutics Inc (a)	413	28,088
Regeneron Pharmaceuticals Inc	90	68,637
		538,804
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories (b)	1,720	181,804
Health Care Providers & Services - 1.5%
Centene Corp (a)	625	38,888
Elevance Health Inc	152	57,128
Option Care Health Inc (a)	492	11,330
UnitedHealth Group Inc (b)	595	246,568
		353,914
Life Sciences Tools & Services - 0.2%
Illumina Inc (a)(b)	333	68,298
Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co (b)	2,722	177,774
Eli Lilly & Co (b)	320	367,629
Johnson & Johnson (b)	573	146,889
Merck & Co Inc (b)	1,170	152,334
Organon & Co	167	2,263
Pfizer Inc (b)	4,314	107,893
		954,782
TOTAL HEALTH CARE		2,097,602
Industrials - 10.7%
Aerospace & Defense - 3.6%
GE Aerospace	702	252,769
General Dynamics Corp	116	44,476
Howmet Aerospace Inc	503	141,977
L3Harris Technologies Inc	177	49,040
Lockheed Martin Corp	196	114,217
RTX Corp	1,069	230,070
		832,549
Air Freight & Logistics - 0.3%
FedEx Corp	238	73,161
Building Products - 1.4%
Armstrong World Industries Inc	38	6,637
Carlisle Cos Inc	120	43,190
Johnson Controls International plc	890	130,527
Trane Technologies PLC	335	152,409
Zurn Elkay Water Solutions Corp	11	556
		333,319
Commercial Services & Supplies - 0.6%
Cintas Corp	241	49,316
Veralto Corp	1,083	101,986
		151,302
Construction & Engineering - 0.7%
AECOM	897	64,934
Comfort Systems USA Inc	40	69,188
Tutor Perini Corp	405	33,918
		168,040
Electrical Equipment - 1.7%
AMETEK Inc	574	138,742
Bloom Energy Corp Class A (a)	73	15,024
GE Vernova Inc	170	168,350
nVent Electric PLC	110	16,921
Rockwell Automation Inc	129	61,930
		400,967
Ground Transportation - 0.9%
Landstar System Inc	233	40,721
Lyft Inc Class A (a)	3,196	50,689
Norfolk Southern Corp	16	5,368
Uber Technologies Inc (a)	1,784	125,522
		222,300
Machinery - 1.1%
Caterpillar Inc	111	90,444
Crane Co	280	59,769
Graco Inc	105	8,335
Illinois Tool Works Inc	232	66,572
Toro Co/The	467	42,903
		268,023
Passenger Airlines - 0.0%
American Airlines Group Inc (a)	402	6,139
Trading Companies & Distributors - 0.4%
Applied Industrial Technologies Inc	63	21,748
Fastenal Co	1,546	73,760
Ferguson Enterprises Inc	10	2,343
		97,851
TOTAL INDUSTRIALS		2,553,651
Information Technology - 36.8%
Communications Equipment - 2.0%
Arista Networks Inc (a)	777	140,132
Ciena Corp (a)	119	44,869
Cisco Systems Inc	1,801	208,898
Motorola Solutions Inc	192	83,664
		477,563
Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp Class A	1,182	189,947
Keysight Technologies Inc (a)	283	90,300
		280,247
IT Services - 0.3%
Cloudflare Inc Class A (a)	60	16,739
MongoDB Inc Class A (a)	11	3,712
VeriSign Inc	185	53,654
		74,105
Semiconductors & Semiconductor Equipment - 16.1%
Advanced Micro Devices Inc (a)	325	154,749
Analog Devices Inc	192	70,543
Applied Materials Inc	159	80,720
Broadcom Inc	1,799	700,315
Cirrus Logic Inc (a)	367	47,471
Intel Corp (a)	1,898	171,200
Lam Research Corp	571	167,314
Micron Technology Inc	465	382,709
NVIDIA Corp (b)	9,129	1,832,647
Qorvo Inc (a)	876	79,339
QUALCOMM Inc	1,020	150,562
Silicon Laboratories Inc (a)	8	1,740
		3,839,309
Software - 8.5%
Adobe Inc (a)	704	176,289
Atlassian Corp Class A (a)	171	17,273
BILL Holdings Inc (a)	236	10,650
Crowdstrike Holdings Inc Class A (a)	488	93,140
Docusign Inc (a)	1,177	64,535
Elastic NV (a)	383	25,198
Fortinet Inc (a)	989	160,169
HubSpot Inc (a)	149	35,367
Microsoft Corp (b)	2,528	1,174,812
Oracle Corp	895	116,234
Salesforce Inc	459	84,465
Tenable Holdings Inc (a)	417	13,610
Unity Software Inc (a)	1,252	39,701
Zoom Communications Inc Class A (a)	206	19,790
		2,031,233
Technology Hardware, Storage & Peripherals - 8.7%
Apple Inc (b)	5,650	1,745,342
NetApp Inc	370	66,045
Sandisk Corp (a)	64	77,749
Seagate Technology Holdings PLC	99	84,757
Western Digital Corp	177	96,437
		2,070,330
TOTAL INFORMATION TECHNOLOGY		8,772,787
Materials - 1.1%
Chemicals - 0.1%
Solstice Advanced Materials Inc	421	25,332
Containers & Packaging - 0.1%
Avery Dennison Corp	191	32,418
Metals & Mining - 0.9%
Commercial Metals Co	1,212	83,289
Nucor Corp	498	128,130
		211,419
TOTAL MATERIALS		269,169
Real Estate - 0.9%
Health Care REITs - 0.3%
Ventas Inc	851	79,577
Real Estate Management & Development - 0.0%
Zillow Group Inc Class C (a)	313	10,660
Specialized REITs - 0.6%
Lamar Advertising Co Class A	179	28,633
Millrose Properties Inc Class A	960	26,861
Outfront Media Inc	2,154	68,648
		124,142
TOTAL REAL ESTATE		214,379
Utilities - 1.2%
Electric Utilities - 0.5%
Constellation Energy Corp	160	42,040
PPL Corp	2,150	75,702
		117,742
Multi-Utilities - 0.7%
Consolidated Edison Inc	458	49,853
Sempra	1,262	111,750
		161,603
TOTAL UTILITIES		279,345
TOTAL UNITED STATES		23,293,209
TOTAL COMMON STOCKS (Cost $19,352,450)		23,393,282

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $433,360)	3.69	433,278	433,365

Purchased Options - 0.4%
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
Mini SPX Index	Chicago Board Options Exchange	72	0	720	10/2026	72,036
Mini SPX Index	Chicago Board Options Exchange	52	0	685	9/2026	16,016
Mini SPX Index	Chicago Board Options Exchange	60	0	700	8/2026	6,300

						94,352
TOTAL PURCHASED OPTIONS (Cost $208,866)						94,352

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $19,994,676)	23,920,999
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(23,097)
NET ASSETS - 100.0%	23,897,902

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	8	9/2026	300,770	2,932

Written Options
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Mini SPX Index	Chicago Board Options Exchange	75	0	765.00	8/2026	(900)
Mini SPX Index	Chicago Board Options Exchange	76	0	760.00	8/2026	(18,126)
Mini SPX Index	Chicago Board Options Exchange	75	0	765.00	8/2026	(18,075)
Mini SPX Index	Chicago Board Options Exchange	76	0	760.00	8/2026	(45,030)

						(82,131)
TOTAL WRITTEN OPTIONS (Premiums Received $(108,038))						(82,131)

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $3,798,668.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	384,613	3,482,491	3,433,744	8,317	-	5	433,365	433,278
	384,613	3,482,491	3,433,744	8,317	-	5	433,365

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,535,067	2,535,067	-	-
Consumer Discretionary	1,965,867	1,965,867	-	-
Consumer Staples	795,951	795,951	-	-
Energy	626,161	626,161	-	-
Financials	3,206,734	3,206,734	-	-
Health Care	2,097,602	2,097,602	-	-
Industrials	2,553,651	2,553,651	-	-
Information Technology	8,827,431	8,827,431	-	-
Materials	291,094	291,094	-	-
Real Estate	214,379	214,379	-	-
Utilities	279,345	279,345	-	-

Money Market Funds	433,365	433,365	-	-

Purchased Options	94,352	94,352	-	-
Total Investments in Securities:	23,920,999	23,920,999	-	-
Derivative Instruments:

Assets
Futures Contracts	2,932	2,932	-	-
Total Assets	2,932	2,932	-	-

Liabilities
Written Options	(82,131)	(82,131)	-	-
Total Liabilities	(82,131)	(82,131)	-	-
Total Derivative Instruments:	(79,199)	(79,199)	-	-
Fidelity® Dynamic Buffered Equity ETF
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$23,487,634
Investments in securities, at value - affiliated issuers	433,365
Segregated cash with brokers for derivative instruments	52,972
Dividends receivable	16,845
Distributions receivable from affiliated funds	1,416
Receivable for variation margin on futures contracts	1,870
Receivable from investment adviser for expense reductions	411
Total assets	23,994,513
Liabilities
Payable to custodian bank	5,450
Accrued management fee	9,030
Written options, at value	82,131
Total liabilities	96,611
Net Assets	$23,897,902
Net assets consist of:
Paid in capital	20,334,068
Total accumulated earnings (loss)	3,563,834
Net Assets	$23,897,902

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($23,897,902/725,000 shares)	$32.96

Other Information
Unaffiliated issuers, cost	19,561,316
Affiliated issuers, cost	433,360
Written options premium received	108,038
Statement of Operations

Six months ended July 31, 2026 (Unaudited)

Investment Income
Dividends - unaffiliated issuers	$100,616
Dividends - affiliated issuers	8,317
Interest	1,152
Total investment income	110,085
Expenses
Management fee	47,845
Independent trustees' fees and expenses	2,636
Total expenses	50,481
Expense reimbursements and reductions	(2,878)
Total expenses after reductions	47,603
Net investment income (loss)	62,482
Net realized gain (loss)
Investments - unaffiliated issuers	(188,082)
Redemptions in-kind	411,893
Futures contracts	(17,965)
Written options	(464,043)
Net realized gain (loss)	(258,197)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	1,323,303
Investments - affiliated issuers	5
Futures contracts	(2,584)
Written options	(12,500)
Total change in net unrealized appreciation (depreciation)	1,308,224
Net gain (loss)	1,050,027
Net increase (decrease) in net assets resulting from operations	$1,112,509

Statement of Changes in Net Assets
	Six months ended July 31, 2026 (Unaudited)	Year ended January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$62,482	$91,414
Net realized gain (loss)	(258,197)	(17,526)
Change in net unrealized appreciation (depreciation)	1,308,224	1,591,341
Net increase (decrease) in net assets resulting from operations	1,112,509	1,665,229
Distributions to shareholders
Distributions to shareholders	(68,250)	(82,150)
Total distributions	(68,250)	(82,150)
Net increase (decrease) in net assets resulting from share transactions	4,100,078	7,454,634
Total increase (decrease) in net assets	5,144,337	9,037,713
Net Assets
Beginning of period	18,753,565	9,715,852
End of period	$23,897,902	$18,753,565
Financial Highlights
Fidelity® Dynamic Buffered Equity ETF

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025 A
Selected Per Share Data
Net asset value, beginning of period	$31.26	$27.76	$24.99
Income from Investment Operations
Net investment income (loss) B, C	.10	.22	.17
Net realized and unrealized gain (loss)	1.71	3.48	2.75
Total from investment operations	1.81	3.70	2.92
Distributions
Distributions from net investment income	(.11)	(.20)	(.15)
Total distributions	(.11)	(.20)	(.15)
Net asset value, end of period	$32.96	$31.26	$27.76
Total Return D, E, F	5.81%	13.39%	11.69%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	.51% I	.52%	.52% I
Ratio of expenses to average net assets net of fee waivers, if any	.48% I	.48%	.48% I
Ratio of expenses to average net assets net of all reductions, if any	.48% I	.47%	.48% I
Ratio of net investment income (loss) to average net assets	.63% I	.76%	.81% I
Net assets, end of period	$23,897,902	$18,753,565	$9,715,852
Portfolio turnover rate K	89% I, J	83% J	98% I, J

AFor the period April 9, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DBased on net asset value.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Hedged Equity ETF
Schedule of Investments July 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.6%
	Shares	Value ($)
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp	3,252	594,173
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	9,449	2,165,333
SINGAPORE - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	9,784	872,733
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	8,753	627,240
UNITED STATES - 97.1%
Communication Services - 10.4%
Diversified Telecommunication Services - 1.0%
AT&T Inc	241,129	5,606,249
Comcast Corp Class A	158,250	3,791,670
		9,397,919
Entertainment - 1.1%
Electronic Arts Inc	15,200	3,189,872
Netflix Inc (a)	72,370	5,189,653
Roku Inc Class A (a)	5,859	849,613
Warner Bros Discovery Inc (a)	38,064	1,001,083
		10,230,221
Interactive Media & Services - 7.9%
Alphabet Inc Class A	89,329	31,812,737
Alphabet Inc Class C	64,463	22,990,729
Meta Platforms Inc Class A	32,835	18,279,573
		73,083,039
Media - 0.1%
Versant Media Group Inc Class A	20,099	723,363
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	17,765	3,068,193
TOTAL COMMUNICATION SERVICES		96,502,735
Consumer Discretionary - 8.0%
Automobiles - 1.8%
Ford Motor Co	367,871	5,400,346
General Motors Co	41,009	3,644,060
Tesla Inc (a)	25,020	7,786,474
		16,830,880
Broadline Retail - 4.2%
Amazon.com Inc (a)	145,152	39,420,381
Hotels, Restaurants & Leisure - 0.8%
Airbnb Inc Class A (a)	37,685	5,710,031
DraftKings Inc Class A (a)	14,385	337,760
Global Business Travel Group I Class A (a)	63,241	596,995
Navan Inc Class A (a)	26,936	717,036
		7,361,822
Specialty Retail - 1.2%
Abercrombie & Fitch Co Class A (a)	3,839	382,134
Five Below Inc (a)	10,049	2,181,939
Gap Inc/The	14,570	292,711
Ross Stores Inc	12,078	3,032,423
TJX Cos Inc/The	26,943	4,239,213
Victoria's Secret & Co (a)	7,105	630,071
		10,758,491
TOTAL CONSUMER DISCRETIONARY		74,371,574
Consumer Staples - 3.8%
Beverages - 1.4%
Coca-Cola Co/The	51,257	4,489,601
Coca-Cola Consolidated Inc	2,358	443,068
Monster Beverage Corp (a)	24,153	2,327,866
PepsiCo Inc	43,291	6,041,692
		13,302,227
Consumer Staples Distribution & Retail - 1.7%
Costco Wholesale Corp	7,639	7,271,488
Maplebear Inc (a)	21,641	965,188
Sysco Corp	15,040	1,282,010
Walmart Inc	51,108	5,683,210
		15,201,896
Household Products - 0.4%
Procter & Gamble Co/The	26,008	3,757,896
Tobacco - 0.3%
Altria Group Inc	42,147	2,879,904
TOTAL CONSUMER STAPLES		35,141,923
Energy - 2.7%
Energy Equipment & Services - 0.1%
Baker Hughes Co Class A	20,488	1,239,319
Kodiak Gas Services Inc	1,278	75,031
Transocean Ltd (a)	1,827	9,720
		1,324,070
Oil, Gas & Consumable Fuels - 2.6%
Chevron Corp	27,334	5,380,151
ConocoPhillips	19,935	2,401,769
EOG Resources Inc	13,570	2,017,723
ExxonMobil Holdings Corp	63,289	9,837,643
Kinder Morgan Inc	74,632	2,401,658
Occidental Petroleum Corp	33,405	1,906,423
		23,945,367
TOTAL ENERGY		25,269,437
Financials - 13.7%
Banks - 4.1%
Bank of America Corp	166,054	10,287,045
JPMorgan Chase & Co	50,568	17,789,317
US Bancorp	53,889	3,395,546
Wells Fargo & Co	75,953	6,566,137
		38,038,045
Capital Markets - 3.7%
Ameriprise Financial Inc	6,154	3,359,099
Bank of New York Mellon Corp/The	40,368	6,310,729
Cboe Global Markets Inc	2,599	806,288
Charles Schwab Corp/The	69,583	7,322,916
CME Group Inc Class A	8,964	2,400,470
KKR & Co Inc Class A	26,868	2,725,221
Morgan Stanley	26,044	5,480,178
Morningstar Inc	1,472	283,463
S&P Global Inc	5,598	2,305,984
State Street Corp	16,233	2,989,469
Virtu Financial Inc Class A	7,631	448,169
		34,431,986
Financial Services - 4.5%
Berkshire Hathaway Inc Class B (a)	35,161	17,986,258
Equitable Holdings Inc	1,904	90,725
Fiserv Inc (a)	89,121	4,807,187
Mastercard Inc Class A	19,902	11,405,836
Visa Inc Class A	18,297	6,699,081
		40,989,087
Insurance - 1.4%
Allstate Corp/The	19,472	5,142,166
Oscar Health Inc Class A (a)	61,010	1,904,732
Progressive Corp/The	29,804	6,301,162
		13,348,060
TOTAL FINANCIALS		126,807,178
Health Care - 8.6%
Biotechnology - 2.0%
AbbVie Inc	33,045	8,292,312
Biogen Inc rights (a)(b)	2,040	0
BioMarin Pharmaceutical Inc (a)	3,375	202,568
Gilead Sciences Inc	48,477	6,312,190
Incyte Corp (a)	13,826	1,652,484
Neurocrine Biosciences Inc (a)	6,157	1,026,988
PTC Therapeutics Inc (a)	18,636	1,267,434
		18,753,976
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	65,844	6,959,711
Health Care Providers & Services - 1.8%
Alignment Healthcare Inc (a)	1,527	22,676
Centene Corp (a)	16,647	1,035,776
Elevance Health Inc	8,603	3,233,352
Guardant Health Inc (a)	8,719	1,412,391
HealthEquity Inc (a)	12,769	1,284,689
Tenet Healthcare Corp (a)	3	764
UnitedHealth Group Inc	23,120	9,580,928
		16,570,576
Life Sciences Tools & Services - 0.3%
Illumina Inc (a)	11,829	2,426,128
Medpace Holdings Inc (a)	695	401,091
		2,827,219
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co	105,853	6,913,259
Eli Lilly & Co	12,988	14,921,134
Johnson & Johnson	26,465	6,784,303
Organon & Co	6,852	92,845
Pfizer Inc	240,601	6,017,431
		34,728,972
TOTAL HEALTH CARE		79,840,454
Industrials - 10.5%
Aerospace & Defense - 3.5%
GE Aerospace	27,572	9,927,850
General Dynamics Corp	7,715	2,958,085
HEICO Corp	414	147,533
Howmet Aerospace Inc	22,059	6,226,373
Lockheed Martin Corp	6,341	3,695,154
Northrop Grumman Corp	1,612	874,478
RTX Corp	37,853	8,146,723
		31,976,196
Air Freight & Logistics - 0.4%
FedEx Corp	11,935	3,668,819
Building Products - 1.3%
Carlisle Cos Inc	2,360	849,411
Carrier Global Corp	20,071	1,240,589
Johnson Controls International plc	25,662	3,763,589
Trane Technologies PLC	12,540	5,705,073
Zurn Elkay Water Solutions Corp	17,228	870,186
		12,428,848
Commercial Services & Supplies - 0.4%
Veralto Corp	39,301	3,700,975
Construction & Engineering - 0.8%
AECOM	32,376	2,343,699
Comfort Systems USA Inc	2,354	4,071,690
Tutor Perini Corp	11,897	996,374
		7,411,763
Electrical Equipment - 1.7%
AMETEK Inc	20,876	5,045,938
Eaton Corp PLC	7,171	2,977,399
GE Vernova Inc	7,307	7,236,049
Sensata Technologies Holding PLC	11,087	513,217
		15,772,603
Ground Transportation - 0.8%
Landstar System Inc	7,357	1,285,783
Lyft Inc Class A (a)	112,168	1,778,984
Norfolk Southern Corp	798	267,713
Uber Technologies Inc (a)	59,805	4,207,880
		7,540,360
Machinery - 1.2%
Caterpillar Inc	3,818	3,110,945
Crane Co	7,965	1,700,209
Graco Inc	11,848	940,494
Illinois Tool Works Inc	7,455	2,139,212
Toro Co/The	32,248	2,962,624
		10,853,484
Passenger Airlines - 0.0%
American Airlines Group Inc (a)	26,207	400,181
Professional Services - 0.0%
Mobility Global Inc	10	204
Paylocity Holding Corp (a)	1	138
		342
Trading Companies & Distributors - 0.4%
Applied Industrial Technologies Inc	388	133,941
Fastenal Co	65,505	3,125,244
Ferguson Enterprises Inc	797	186,761
Rush Enterprises Inc Class A	6	479
		3,446,425
TOTAL INDUSTRIALS		97,199,996
Information Technology - 36.6%
Communications Equipment - 1.7%
Ciena Corp (a)	5,095	1,921,070
Cisco Systems Inc	83,506	9,685,861
Motorola Solutions Inc	8,734	3,805,841
Vistance Networks Inc	7	81
		15,412,853
Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp Class A	46,471	7,467,890
Keysight Technologies Inc (a)	11,996	3,827,684
Littelfuse Inc	690	305,069
		11,600,643
IT Services - 0.4%
Cloudflare Inc Class A (a)	2,910	811,832
MongoDB Inc Class A (a)	1,763	594,977
Snowflake Inc (a)	3,128	917,380
VeriSign Inc	4,195	1,216,634
		3,540,823
Semiconductors & Semiconductor Equipment - 15.8%
Advanced Micro Devices Inc (a)	12,645	6,020,917
Applied Materials Inc	9,126	4,632,996
Broadcom Inc	69,074	26,889,127
Cirrus Logic Inc (a)	13,522	1,749,071
Credo Technology Group Holding Ltd (a)	477	98,734
Intel Corp (a)	71,856	6,481,411
Lam Research Corp	21,284	6,236,638
Micron Technology Inc	17,022	14,009,617
NVIDIA Corp	359,452	72,159,989
Qorvo Inc (a)	30,622	2,773,435
QUALCOMM Inc	40,946	6,044,039
Silicon Laboratories Inc (a)	371	80,692
		147,176,666
Software - 8.6%
Adobe Inc (a)	27,987	7,008,225
Atlassian Corp Class A (a)	10,391	1,049,647
BILL Holdings Inc (a)	6	271
Crowdstrike Holdings Inc Class A (a)	17,940	3,424,028
Docusign Inc (a)	34,620	1,898,215
Elastic NV (a)	13,531	890,204
Fortinet Inc (a)	36,487	5,909,070
HubSpot Inc (a)	5,868	1,392,828
Microsoft Corp	101,034	46,952,520
Oracle Corp	22,176	2,879,997
Salesforce Inc	21,448	3,946,861
ServiceNow Inc (a)	3,615	402,096
Tenable Holdings Inc (a)	30,643	1,000,188
Teradata Corp (a)	2	61
Unity Software Inc (a)	35,805	1,135,377
Zoom Communications Inc Class A (a)	16,971	1,630,404
		79,519,992
Technology Hardware, Storage & Peripherals - 8.9%
Apple Inc	220,115	67,995,725
NetApp Inc	13,073	2,333,531
Sandisk Corp (a)	2,172	2,638,611
Seagate Technology Holdings PLC	4,673	4,000,695
Western Digital Corp	10,336	5,631,466
		82,600,028
TOTAL INFORMATION TECHNOLOGY		339,851,005
Materials - 1.1%
Chemicals - 0.1%
Solstice Advanced Materials Inc	17,497	1,052,794
Containers & Packaging - 0.0%
Avery Dennison Corp	1,900	322,487
Metals & Mining - 1.0%
Commercial Metals Co	52,649	3,618,039
Nucor Corp	20,153	5,185,166
		8,803,205
TOTAL MATERIALS		10,178,486
Real Estate - 0.8%
Industrial REITs - 0.3%
Prologis Inc	19,917	2,880,197
Real Estate Management & Development - 0.1%
Zillow Group Inc Class C (a)	30,504	1,038,966
Specialized REITs - 0.4%
Lamar Advertising Co Class A	8,074	1,291,517
Millrose Properties Inc Class A	18,237	510,271
Outfront Media Inc	74,597	2,377,407
		4,179,195
TOTAL REAL ESTATE		8,098,358
Utilities - 0.9%
Electric Utilities - 0.3%
PPL Corp	114,385	4,027,496
Multi-Utilities - 0.6%
Sempra	57,917	5,128,550
TOTAL UTILITIES		9,156,046
TOTAL UNITED STATES		902,417,192
TOTAL COMMON STOCKS (Cost $742,903,443)		906,676,671

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $11,877,468)	3.69	11,875,370	11,877,745

Purchased Options - 1.0%
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	391	292,848,052	7,220	10/2026	4,023,390
S&P 500 Index	Chicago Board Options Exchange	322	241,168,984	6,850	9/2026	972,440
S&P 500 Index	Chicago Board Options Exchange	340	254,650,480	7,000	8/2026	334,900
S&P 500 Index	Chicago Board Options Exchange	319	238,922,068	4,850	7/2027	1,738,550
S&P 500 Index	Chicago Board Options Exchange	285	213,457,020	4,600	6/2027	1,187,025
S&P 500 Index	Chicago Board Options Exchange	356	266,634,032	4,700	5/2027	1,422,220

						9,678,525
TOTAL PURCHASED OPTIONS (Cost $17,794,041)						9,678,525

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $772,574,952)	928,232,941
NET OTHER ASSETS (LIABILITIES) - 0.1%	662,956
NET ASSETS - 100.0%	928,895,897

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	16	9/2026	6,015,400	48,417

Legend

(a)	Non-income producing.
(b)	Level 3 security.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	12,818,029	68,265,216	69,205,766	202,928	(11)	277	11,877,745	11,875,370
Fidelity Securities Lending Cash Central Fund	-	15,977,613	15,977,613	246,489	-	-	-	-
	12,818,029	84,242,829	85,183,379	449,417	(11)	277	11,877,745

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	96,502,735	96,502,735	-	-
Consumer Discretionary	74,371,574	74,371,574	-	-
Consumer Staples	35,141,923	35,141,923	-	-
Energy	25,896,677	25,896,677	-	-
Financials	126,807,178	126,807,178	-	-
Health Care	79,840,454	79,840,454	-	-
Industrials	97,199,996	97,199,996	-	-
Information Technology	342,889,071	342,889,071	-	-
Materials	10,772,659	10,772,659	-	-
Real Estate	8,098,358	8,098,358	-	-
Utilities	9,156,046	9,156,046	-	-

Money Market Funds	11,877,745	11,877,745	-	-

Purchased Options	9,678,525	9,678,525	-	-
Total Investments in Securities:	928,232,941	928,232,941	-	-
Derivative Instruments:

Assets
Futures Contracts	48,417	48,417	-	-
Total Assets	48,417	48,417	-	-
Total Derivative Instruments:	48,417	48,417	-	-
Fidelity® Hedged Equity ETF
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$916,355,196
Investments in securities, at value - affiliated issuers	11,877,745
Segregated cash with brokers for derivative instruments	402,314
Cash	807,075
Receivable for investments sold	28,193
Dividends receivable	505,037
Distributions receivable from affiliated funds	36,497
Receivable for variation margin on futures contracts	37,400
Receivable from investment adviser for expense reductions	18,153
Other receivables	28
Total assets	930,067,638
Liabilities
Payable for investments purchased	807,103
Accrued management fee	364,641
Total liabilities	1,171,744
Net Assets	$928,895,897
Net assets consist of:
Paid in capital	781,785,640
Total accumulated earnings (loss)	147,110,257
Net Assets	$928,895,897

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($928,895,897/27,825,000 shares)	$33.38

Other Information
Unaffiliated issuers, cost	760,697,484
Affiliated issuers, cost	11,877,468
Statement of Operations

Six months ended July 31, 2026 (Unaudited)

Investment Income
Dividends - unaffiliated issuers	$4,399,302
Dividends - affiliated issuers	449,417
Security lending income - unaffiliated issuers	9
Interest	10,066
Total investment income	4,858,794
Expenses
Management fee	2,042,603
Independent trustees' fees and expenses	114,405
Total expenses	2,157,008
Expense reimbursements and reductions	(117,175)
Total expenses after reductions	2,039,833
Net investment income (loss)	2,818,961
Net realized gain (loss)
Investments - unaffiliated issuers	(9,932,629)
Investments - affiliated issuers	(11)
Redemptions in-kind	19,921,615
Futures contracts	871,836
Net realized gain (loss)	10,860,811
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	45,361,555
Investments - affiliated issuers	277
Futures contracts	(129,429)
Total change in net unrealized appreciation (depreciation)	45,232,403
Net gain (loss)	56,093,214
Net increase (decrease) in net assets resulting from operations	$58,912,175
Other Information
Income from securities lending - Affiliated Issuers	246,489

Statement of Changes in Net Assets
	Six months ended July 31, 2026 (Unaudited)	Year ended January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,818,961	$3,908,266
Net realized gain (loss)	10,860,811	3,989,654
Change in net unrealized appreciation (depreciation)	45,232,403	67,146,401
Net increase (decrease) in net assets resulting from operations	58,912,175	75,044,321
Distributions to shareholders
Distributions to shareholders	(2,765,750)	(3,497,000)
Total distributions	(2,765,750)	(3,497,000)
Net increase (decrease) in net assets resulting from share transactions	40,587,306	370,506,178
Total increase (decrease) in net assets	96,733,731	442,053,499
Net Assets
Beginning of period	832,162,166	390,108,667
End of period	$928,895,897	$832,162,166
Financial Highlights
Fidelity® Hedged Equity ETF

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025 A
Selected Per Share Data
Net asset value, beginning of period	$31.14	$27.86	$24.99
Income from Investment Operations
Net investment income (loss) B, C	.11	.21	.17
Net realized and unrealized gain (loss)	2.23	3.26	2.84
Total from investment operations	2.34	3.47	3.01
Distributions
Distributions from net investment income	(.10)	(.19)	(.14)
Total distributions	(.10)	(.19)	(.14)
Net asset value, end of period	$33.38	$31.14	$27.86
Total Return D, E, F	7.57%	12.52%	12.05%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	.51% I	.52%	.52% I
Ratio of expenses to average net assets net of fee waivers, if any	.48% I	.48%	.48% I
Ratio of expenses to average net assets net of all reductions, if any	.48% I	.48%	.48% I
Ratio of net investment income (loss) to average net assets	.66% I	.73%	.79% I
Net assets, end of period	$928,895,897	$832,162,166	$390,108,667
Portfolio turnover rate K	89% I, J	88% J	86% I, J

AFor the period April 9, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DBased on net asset value.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Yield Enhanced Equity ETF
Schedule of Investments July 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.3%
	Shares	Value ($)
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp	1,087	198,605
NETHERLANDS - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP Semiconductors NV	3,161	724,375
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	2,924	209,534
UNITED STATES - 96.8%
Communication Services - 10.4%
Diversified Telecommunication Services - 1.0%
AT&T Inc	57,178	1,329,389
Comcast Corp Class A	32,357	775,273
		2,104,662
Entertainment - 1.2%
Electronic Arts Inc	5,013	1,052,028
Netflix Inc (b)	15,273	1,095,227
Roku Inc Class A (b)	1,346	195,183
Warner Bros Discovery Inc (b)	9,375	246,563
		2,589,001
Interactive Media & Services - 7.9%
Alphabet Inc Class A	22,348	7,958,793
Alphabet Inc Class C	12,826	4,574,393
Meta Platforms Inc Class A	8,287	4,613,456
		17,146,642
Media - 0.0%
Versant Media Group Inc Class A	3,451	124,201
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	4,218	728,491
TOTAL COMMUNICATION SERVICES		22,692,997
Consumer Discretionary - 8.2%
Automobiles - 1.8%
Ford Motor Co	71,372	1,047,740
General Motors Co	11,939	1,060,900
Tesla Inc (b)	5,793	1,802,840
		3,911,480
Broadline Retail - 4.2%
Amazon.com Inc (b)	34,015	9,237,794
Diversified Consumer Services - 0.0%
ADT Inc	20	153
Hotels, Restaurants & Leisure - 0.8%
Airbnb Inc Class A (b)	8,808	1,334,588
Global Business Travel Group I Class A (b)	19,888	187,743
Navan Inc Class A (b)	7,294	194,166
		1,716,497
Leisure Products - 0.2%
Hasbro Inc	4,642	436,069
Specialty Retail - 1.1%
Abercrombie & Fitch Co Class A (b)	1,222	121,638
Five Below Inc (b)	1,816	394,308
Gap Inc/The	4,247	85,322
Ross Stores Inc	3,447	865,439
TJX Cos Inc/The	5,004	787,329
Victoria's Secret & Co (b)	501	44,429
		2,298,465
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc Class B	8,051	335,807
TOTAL CONSUMER DISCRETIONARY		17,936,265
Consumer Staples - 3.8%
Beverages - 1.5%
Coca-Cola Co/The	14,150	1,239,399
Coca-Cola Consolidated Inc	148	27,809
Monster Beverage Corp (b)	9,003	867,709
PepsiCo Inc	7,952	1,109,781
		3,244,698
Consumer Staples Distribution & Retail - 1.6%
Costco Wholesale Corp	1,353	1,287,907
Maplebear Inc (b)	7,417	330,798
Sysco Corp	4,062	346,245
Walmart Inc	13,367	1,486,411
		3,451,361
Food Products - 0.0%
Darling Ingredients Inc (b)	4	242
Tobacco - 0.7%
Altria Group Inc	5,120	349,849
Philip Morris International Inc	5,991	1,143,203
		1,493,052
TOTAL CONSUMER STAPLES		8,189,353
Energy - 2.5%
Energy Equipment & Services - 0.2%
Halliburton Co	10,116	326,241
Transocean Ltd (b)	682	3,628
		329,869
Oil, Gas & Consumable Fuels - 2.3%
Chevron Corp	5,933	1,167,792
ConocoPhillips	5,076	611,556
ExxonMobil Holdings Corp	14,706	2,285,902
Kinder Morgan Inc	17,158	552,144
Occidental Petroleum Corp	8,553	488,120
		5,105,514
TOTAL ENERGY		5,435,383
Financials - 13.2%
Banks - 3.8%
Bank of America Corp (c)	33,832	2,095,892
Citigroup Inc (c)	7,446	986,223
JPMorgan Chase & Co (c)	11,951	4,204,243
Wells Fargo & Co	12,803	1,106,819
		8,393,177
Capital Markets - 3.6%
Bank of New York Mellon Corp/The (c)	9,417	1,472,160
Cboe Global Markets Inc	1,582	490,784
Charles Schwab Corp/The (c)	16,265	1,711,729
CME Group Inc Class A (c)	2,956	791,587
KKR & Co Inc Class A	8,338	845,723
Morgan Stanley (c)	7,460	1,569,733
Morningstar Inc	494	95,129
State Street Corp	3,488	642,350
Virtu Financial Inc Class A (c)	5,005	293,944
		7,913,139
Financial Services - 4.4%
Berkshire Hathaway Inc Class B (b)(c)	8,124	4,155,752
Equitable Holdings Inc	436	20,775
Fiserv Inc (b)(c)	18,995	1,024,590
Mastercard Inc Class A (c)	4,670	2,676,377
Visa Inc Class A (c)	4,131	1,512,483
		9,389,977
Insurance - 1.4%
Allstate Corp/The	3,922	1,035,722
Oscar Health Inc Class A (b)	19,102	596,363
Progressive Corp/The (c)	6,949	1,469,158
		3,101,243
TOTAL FINANCIALS		28,797,536
Health Care - 8.7%
Biotechnology - 2.3%
AbbVie Inc (c)	8,650	2,170,631
BioMarin Pharmaceutical Inc (b)	3,901	234,138
Gilead Sciences Inc (c)	12,010	1,563,822
Neurocrine Biosciences Inc (b)	110	18,348
PTC Therapeutics Inc (b)	3,600	244,836
Regeneron Pharmaceuticals Inc (c)	963	734,413
		4,966,188
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories (c)	14,751	1,559,181
Health Care Providers & Services - 1.6%
Centene Corp (b)	5,706	355,027
Elevance Health Inc	1,194	448,753
Guardant Health Inc (b)	367	59,450
HealthEquity Inc (b)	959	96,485
Humana Inc	839	305,279
UnitedHealth Group Inc (c)	5,430	2,250,192
		3,515,186
Life Sciences Tools & Services - 0.3%
Illumina Inc (b)	2,609	535,106
Medpace Holdings Inc (b)	310	178,904
		714,010
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co (c)	24,743	1,615,965
Eli Lilly & Co (c)	3,053	3,507,409
Johnson & Johnson (c)	3,948	1,012,070
Merck & Co Inc (c)	10,950	1,425,690
Organon & Co	1,522	20,622
Pfizer Inc (c)	28,563	714,361
		8,296,117
TOTAL HEALTH CARE		19,050,682
Industrials - 10.6%
Aerospace & Defense - 3.5%
GE Aerospace	6,365	2,291,846
General Dynamics Corp	1,659	636,094
Howmet Aerospace Inc	5,063	1,429,082
Lockheed Martin Corp	1,554	905,578
Northrop Grumman Corp	619	335,795
RTX Corp	9,328	2,007,572
		7,605,967
Air Freight & Logistics - 0.3%
FedEx Corp	2,076	638,162
Building Products - 1.3%
Carlisle Cos Inc	720	259,142
Johnson Controls International plc	6,974	1,022,807
Trane Technologies PLC	3,014	1,371,219
Zurn Elkay Water Solutions Corp	4,162	210,223
		2,863,391
Commercial Services & Supplies - 0.7%
Cintas Corp	3,649	746,695
Veralto Corp	7,290	686,499
		1,433,194
Construction & Engineering - 0.7%
AECOM	5,311	384,463
Comfort Systems USA Inc	494	854,467
Tutor Perini Corp	2,805	234,919
		1,473,849
Electrical Equipment - 1.7%
AMETEK Inc	4,630	1,119,117
Bloom Energy Corp Class A (b)	635	130,689
GE Vernova Inc	1,803	1,785,494
nVent Electric PLC	109	16,767
Sensata Technologies Holding PLC	7,871	364,349
Vertiv Holdings Co Class A	1,448	349,793
		3,766,209
Ground Transportation - 1.0%
Landstar System Inc	2,161	377,678
Lyft Inc Class A (b)	33,175	526,156
Norfolk Southern Corp	153	51,328
Uber Technologies Inc (b)	16,289	1,146,094
		2,101,256
Machinery - 1.0%
Caterpillar Inc	1,204	981,031
Crane Co	2,825	603,025
Graco Inc	2,783	220,915
Toro Co/The	4,627	425,082
		2,230,053
Passenger Airlines - 0.0%
American Airlines Group Inc (b)	439	6,704
Professional Services - 0.0%
Paylocity Holding Corp (b)	417	57,502
Trading Companies & Distributors - 0.4%
Applied Industrial Technologies Inc	429	148,095
Fastenal Co	16,053	765,889
		913,984
TOTAL INDUSTRIALS		23,090,271
Information Technology - 36.4%
Communications Equipment - 2.0%
Arista Networks Inc (b)	6,032	1,087,871
Ciena Corp (b)	1,096	413,246
Cisco Systems Inc	18,426	2,137,232
Motorola Solutions Inc	1,782	776,507
		4,414,856
Electronic Equipment, Instruments & Components - 1.3%
Amphenol Corp Class A	10,736	1,725,276
Keysight Technologies Inc (b)	3,005	958,835
Littelfuse Inc	162	71,625
		2,755,736
IT Services - 0.5%
Cloudflare Inc Class A (b)	508	141,722
GoDaddy Inc Class A (b)	3,288	272,049
MongoDB Inc Class A (b)	160	53,997
Snowflake Inc (b)	155	45,458
VeriSign Inc	1,692	490,714
		1,003,940
Semiconductors & Semiconductor Equipment - 15.7%
Advanced Micro Devices Inc (b)	2,957	1,407,976
Applied Materials Inc	1,692	858,978
Broadcom Inc (c)	16,091	6,263,904
Cirrus Logic Inc (b)	2,206	285,346
Credo Technology Group Holding Ltd (b)	385	79,691
Intel Corp (b)	18,033	1,626,577
Lam Research Corp	5,985	1,753,725
Micron Technology Inc	3,673	3,022,989
NVIDIA Corp (c)	83,831	16,829,073
Qorvo Inc (b)	7,573	685,887
QUALCOMM Inc	9,545	1,408,937
Silicon Laboratories Inc (b)	76	16,530
		34,239,613
Software - 8.5%
Adobe Inc (b)	6,470	1,620,153
Atlassian Corp Class A (b)	2,065	208,596
Docusign Inc (b)	10,125	555,154
Elastic NV (b)	2,941	193,488
Fortinet Inc (b)	8,996	1,456,902
HubSpot Inc (b)	1,747	414,668
Intuit Inc	1,103	348,625
Microsoft Corp (c)	24,040	11,171,870
Oracle Corp	8,052	1,045,713
Salesforce Inc	4,004	736,816
Tenable Holdings Inc (b)	6,092	198,843
Unity Software Inc (b)	5,596	177,449
Zoom Communications Inc Class A (b)	3,764	361,607
		18,489,884
Technology Hardware, Storage & Peripherals - 8.4%
Apple Inc (c)	51,359	15,865,309
NetApp Inc	2,807	501,049
Sandisk Corp (b)	700	850,381
Western Digital Corp	2,221	1,210,090
		18,426,829
TOTAL INFORMATION TECHNOLOGY		79,330,858
Materials - 1.0%
Chemicals - 0.1%
Solstice Advanced Materials Inc	2,367	142,422
Metals & Mining - 0.9%
Commercial Metals Co	11,843	813,851
Nucor Corp	4,763	1,225,473
		2,039,324
TOTAL MATERIALS		2,181,746
Real Estate - 1.2%
Health Care REITs - 0.3%
Ventas Inc	6,500	607,815
Industrial REITs - 0.4%
Prologis Inc	5,688	822,542
Real Estate Management & Development - 0.0%
Zillow Group Inc Class C (b)	3,356	114,305
Specialized REITs - 0.5%
Lamar Advertising Co Class A	1,593	254,816
Millrose Properties Inc Class A	9,127	255,373
Outfront Media Inc	20,899	666,052
		1,176,241
TOTAL REAL ESTATE		2,720,903
Utilities - 0.8%
Electric Utilities - 0.3%
PPL Corp	18,929	666,490
Multi-Utilities - 0.5%
Sempra	12,882	1,140,701
TOTAL UTILITIES		1,807,191
TOTAL UNITED STATES		211,233,185
TOTAL COMMON STOCKS (Cost $194,227,916)		212,365,699

U.S. Treasury Obligations - 0.2%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/27/2026 (e)	3.65	70,000	69,832
US Treasury Bills 0% 9/17/2026 (e)	3.69	280,000	278,720
US Treasury Bills 0% 9/3/2026 (e)	3.66	20,000	19,937
TOTAL U.S. TREASURY OBLIGATIONS (Cost $368,413)			368,489

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $6,094,986)	3.69	6,094,312	6,095,531

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $200,691,315)	218,829,719
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(569,367)
NET ASSETS - 100.0%	218,260,352

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	126	9/2026	4,737,128	44,664

Written Options
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
S&P 500 Index	Chicago Board Options Exchange	69	51,679,068	7,650.00	8/2026	(7,935)
S&P 500 Index	Chicago Board Options Exchange	69	51,679,068	7,600.00	8/2026	(164,220)
S&P 500 Index	Chicago Board Options Exchange	68	50,930,096	7,650.00	8/2026	(155,720)
S&P 500 Index	Chicago Board Options Exchange	69	51,679,068	7,600.00	8/2026	(409,170)

						(737,045)
TOTAL WRITTEN OPTIONS (Premiums Received $(994,527))						(737,045)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $34,659,354.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $323,597.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	4,907,986	33,852,207	32,665,156	79,044	(51)	545	6,095,531	6,094,312
	4,907,986	33,852,207	32,665,156	79,044	(51)	545	6,095,531

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	22,692,997	22,692,997	-	-
Consumer Discretionary	17,936,265	17,936,265	-	-
Consumer Staples	8,189,353	8,189,353	-	-
Energy	5,644,917	5,644,917	-	-
Financials	28,797,536	28,797,536	-	-
Health Care	19,050,682	19,050,682	-	-
Industrials	23,090,271	23,090,271	-	-
Information Technology	80,055,233	80,055,233	-	-
Materials	2,380,351	2,380,351	-	-
Real Estate	2,720,903	2,720,903	-	-
Utilities	1,807,191	1,807,191	-	-

U.S. Treasury Obligations	368,489	-	368,489	-

Money Market Funds	6,095,531	6,095,531	-	-
Total Investments in Securities:	218,829,719	218,461,230	368,489	-
Derivative Instruments:

Assets
Futures Contracts	44,664	44,664	-	-
Total Assets	44,664	44,664	-	-

Liabilities
Written Options	(737,045)	(737,045)	-	-
Total Liabilities	(737,045)	(737,045)	-	-
Total Derivative Instruments:	(692,381)	(692,381)	-	-
Fidelity® Yield Enhanced Equity ETF
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$212,734,188
Investments in securities, at value - affiliated issuers	6,095,531
Cash	506,594
Receivable for investments sold	8,541
Dividends receivable	109,170
Distributions receivable from affiliated funds	16,696
Receivable for variation margin on futures contracts	29,453
Receivable from investment adviser for expense reductions	3,736
Other receivables	241
Total assets	219,504,150
Liabilities
Payable for investments purchased	506,750
Written options, at value	737,045
Total liabilities	1,243,795
Net Assets	$218,260,352
Net assets consist of:
Paid in capital	206,818,266
Total accumulated earnings (loss)	11,442,086
Net Assets	$218,260,352

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($218,260,352/7,375,000 shares)	$29.59

Other Information
Unaffiliated issuers, cost	194,596,329
Affiliated issuers, cost	6,094,986
Written options premium received	994,527
Statement of Operations

Six months ended July 31, 2026 (Unaudited)

Investment Income
Dividends - unaffiliated issuers	$868,654
Dividends - affiliated issuers	79,044
Interest	7,165
Total investment income	954,863
Expenses
Management fee	239,162
Independent trustees' fees and expenses	21,787
Total expenses	260,949
Expense reimbursements and reductions	(260,808)
Total expenses after reductions	141
Net investment income (loss)	954,722
Net realized gain (loss)
Investments - unaffiliated issuers	(213,684)
Investments - affiliated issuers	(51)
Redemptions in-kind	5,783,971
Futures contracts	101,166
Written options	(4,046,649)
Net realized gain (loss)	1,624,753
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	10,731,563
Investments - affiliated issuers	545
Futures contracts	(10,278)
Written options	(40,158)
Total change in net unrealized appreciation (depreciation)	10,681,672
Net gain (loss)	12,306,425
Net increase (decrease) in net assets resulting from operations	$13,261,147

Statement of Changes in Net Assets
	Six months ended July 31, 2026 (Unaudited)	Year ended January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$954,722	$572,216
Net realized gain (loss)	1,624,753	1,432,181
Change in net unrealized appreciation (depreciation)	10,681,672	6,907,049
Net increase (decrease) in net assets resulting from operations	13,261,147	8,911,446
Distributions to shareholders
Distributions to shareholders	(9,196,100)	(2,370,327)
Distributions to shareholders from tax return of capital	-	(1,472,423)
Total distributions	(9,196,100)	(3,842,750)
Net increase (decrease) in net assets resulting from share transactions	71,637,814	129,274,663
Total increase (decrease) in net assets	75,702,861	134,343,359
Net Assets
Beginning of period	142,557,491	8,214,132
End of period	$218,260,352	$142,557,491
Financial Highlights
Fidelity® Yield Enhanced Equity ETF

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025 A
Selected Per Share Data
Net asset value, beginning of period	$29.09	$27.38	$24.99
Income from Investment Operations
Net investment income (loss) B, C	.16	.34	.21
Net realized and unrealized gain (loss)	1.90	3.40	3.64
Total from investment operations	2.06	3.74	3.85
Distributions
Distributions from net investment income	(1.56)	(.90) D	(.22) D
Distributions from net realized gain	-	(.35) D	(.07) D
Distributions from tax return of capital	-	(.78)	(1.17)
Total distributions	(1.56)	(2.03)	(1.46)
Net asset value, end of period	$29.59	$29.09	$27.38
Total Return E, F, G	7.48%	14.60%	15.78%
Ratios and Supplemental Data C, H, I
Ratio of expenses to average net assets before reductions	.30% J	.31%	.32% J
Ratio of expenses to average net assets net of fee waivers, if any	-% J, K	.04%	.28% J
Ratio of expenses to average net assets net of all reductions, if any	-% J, K	.04%	.27% J
Ratio of net investment income (loss) to average net assets	1.11% J	1.21%	1.02% J
Net assets, end of period	$218,260,352	$142,557,491	$8,214,132
Portfolio turnover rate M	93% J, L	90% L	101% J, L

AFor the period April 9, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
EBased on net asset value.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.
KAmount represents less than .005%.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2026

  1. Organization.
Fidelity® Dynamic Buffered Equity ETF, Fidelity® Hedged Equity ETF, and Fidelity® Yield Enhanced Equity ETF (the Funds) are exchange-traded funds of Fidelity Greenwood Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust .

  2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with each Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities  are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business of the Exchange listed below, normally 4:00p.m. Eastern time.

Exchange
Fidelity® Dynamic Buffered Equity ETF	Cboe BZX Exchange, Inc.
Fidelity® Hedged Equity ETF	Cboe BZX Exchange, Inc.
Fidelity® Yield Enhanced Equity ETF	Cboe BZX Exchange, Inc.

Gains and losses on securities sold are determined on the basis of identified cost.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, futures transactions, options transactions, redemptions in-kind, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Dynamic Buffered Equity ETF	20,011,413	4,499,602	(590,016)	3,909,586

Fidelity® Hedged Equity ETF	774,421,552	182,279,973	(28,468,584)	153,811,389

Fidelity® Yield Enhanced Equity ETF	200,945,079	24,009,904	(6,125,264)	17,884,640

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-Term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® Dynamic Buffered Equity ETF	-	(177,721)	(177,721)
Fidelity® Hedged Equity ETF	(6,653,410)	(18,410,874)	(25,064,284)

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
Each Fund's investment objectives allow for various types of derivative instruments, including options and futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® Dynamic Buffered Equity ETF
Equity Risk
Futures Contracts	2,932	-	(17,965)	(2,584)
Purchased Options	94,352	-	(364,588)	(31,187)
Written Options	-	(82,131)	(464,043)	(12,500)
Total Equity Risk	97,284	(82,131)	(846,596)	(46,271)

Totals	97,284	(82,131)	(846,596)	(46,271)
Fidelity® Hedged Equity ETF
Equity Risk
Futures Contracts	48,417	-	871,836	(129,429)
Purchased Options	9,678,525	-	(17,915,299)	(2,857,250)
Total Equity Risk	9,726,942	-	(17,043,463)	(2,986,679)

Totals	9,726,942	-	(17,043,463)	(2,986,679)
Fidelity® Yield Enhanced Equity ETF
Equity Risk
Futures Contracts	44,664	-	101,166	(10,278)
Written Options	-	(737,045)	(4,046,649)	(40,158)
Total Equity Risk	44,664	(737,045)	(3,945,483)	(50,436)

Totals	44,664	(737,045)	(3,945,483)	(50,436)

Value of Derivative Assets/Liabilities Legend
For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

For purchased options, gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

For written options, gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® Hedged Equity ETF
Futures	7,215,390

Average Amount ($)
Fidelity® Dynamic Buffered Equity ETF
Futures	256,042

Average Amount ($)
Fidelity® Yield Enhanced Equity ETF
Futures	3,079,321

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.  Exchange-traded options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Dynamic Buffered Equity ETF	9,044,323	8,310,519
Fidelity® Hedged Equity ETF	381,308,298	361,642,295
Fidelity® Yield Enhanced Equity ETF	78,830,344	72,874,948

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity® Dynamic Buffered Equity ETF	4,404,996	1,884,710
Fidelity® Hedged Equity ETF	96,449,039	93,122,753
Fidelity® Yield Enhanced Equity ETF	78,788,120	28,237,843

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provides each Fund with investment management related services.

For these services, each Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of each Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® Dynamic Buffered Equity ETF	0.48
Fidelity® Hedged Equity ETF	0.48
Fidelity® Yield Enhanced Equity ETF	0.28

Under the management contract, the investment adviser pays all other operating expenses, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® Dynamic Buffered Equity ETF	311,179	349,021	8,281
Fidelity® Hedged Equity ETF	16,768,259	6,242,881	401,334
Fidelity® Yield Enhanced Equity ETF	3,451,838	4,072,853	100,307

  6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in income from securities lending - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Dynamic Buffered Equity ETF

Fidelity® Hedged Equity ETF	25,269	-	-

Fidelity® Yield Enhanced Equity ETF

  7. Expense Reductions.
The investment adviser has contractually agreed to waive Fidelity Yield Enhanced Equity ETF's management fee on the first $250 million of assets. During the period, this waiver reduced management fee as presented in the table below. This waiver expired on September 1, 2026.

Waiver ($)
Fidelity Yield® Enhanced Equity ETF	239,162

The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable: management fee waiver, interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® Dynamic Buffered Equity ETF
Fidelity® Dynamic Buffered Equity ETF	0.48	May 31, 2027	2,636
Fidelity® Hedged Equity ETF
Fidelity® Hedged Equity ETF	0.48	May 31, 2027	115,077
Fidelity® Yield Enhanced Equity ETF
Fidelity® Yield Enhanced Equity ETF	0.28	May 31, 2027	21,646

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Dynamic Buffered Equity ETF	242
Fidelity® Hedged Equity ETF	2,098

  8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026
Fidelity® Dynamic Buffered Equity ETF
Fidelity® Dynamic Buffered Equity ETF	68,250	82,150
Total	68,250	82,150
Fidelity® Hedged Equity ETF
Fidelity® Hedged Equity ETF	2,765,750	3,497,000
Total	2,765,750	3,497,000
Fidelity® Yield Enhanced Equity ETF
Fidelity® Yield Enhanced Equity ETF	9,196,100	897,904
Total	9,196,100	897,904

  9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable deposit securities. In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount up to 115% of the daily mark-to-market value of the deposit securities not yet received.

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026	July 31, 2026	January 31, 2026

Fidelity® Dynamic Buffered Equity ETF
Shares sold	275,000	575,000	8,694,492	16,529,448
Shares redeemed	(150,000)	(325,000)	(4,594,414)	(9,074,814)
Net increase (decrease)	125,000	250,000	4,100,078	7,454,634
Fidelity® Hedged Equity ETF
Shares sold	5,200,000	20,375,000	164,215,925	588,580,556
Shares redeemed	(4,100,000)	(7,650,000)	(123,628,619)	(218,074,378)
Net increase (decrease)	1,100,000	12,725,000	40,587,306	370,506,178
Fidelity® Yield Enhanced Equity ETF
Shares sold	3,575,000	5,050,000	103,179,964	141,867,373
Shares redeemed	(1,100,000)	(450,000)	(31,542,150)	(12,592,710)
Net increase (decrease)	2,475,000	4,600,000	71,637,814	129,274,663

  10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9911148.102
HBE-SANN-0926
Fidelity® Equity Market Neutral Fund

Semi-Annual Report
July 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Equity Market Neutral Fund
Schedule of Investments July 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.0%
	Shares	Value ($)
AUSTRALIA - 3.3%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Santos Ltd	21,690	120,461
Materials - 2.7%
Chemicals - 0.8%
Orica Ltd	10,475	171,116
Metals & Mining - 1.9%
BHP Group Ltd (United Kingdom)	8,908	376,260
TOTAL MATERIALS		547,376
TOTAL AUSTRALIA		667,837
BELGIUM - 0.6%
Utilities - 0.6%
Electric Utilities - 0.6%
Elia Group SA/NV	828	119,064
CANADA - 3.8%
Consumer Discretionary - 0.8%
Specialty Retail - 0.8%
Aritzia Inc Subordinate Voting Shares (a)	1,614	160,819
Financials - 1.6%
Banks - 1.6%
Royal Bank of Canada	1,511	316,255
Materials - 1.4%
Containers & Packaging - 1.4%
CCL Industries Inc Class B	4,260	282,460
TOTAL CANADA		759,534
CHINA - 3.2%
Consumer Discretionary - 1.1%
Broadline Retail - 1.1%
PDD Holdings Inc Class A ADR (a)	2,437	215,821
Industrials - 0.4%
Ground Transportation - 0.4%
Full Truck Alliance Co Ltd ADR	10,437	99,047
Real Estate - 1.7%
Real Estate Management & Development - 1.7%
China Overseas Land & Investment Ltd	194,000	334,201
TOTAL CHINA		649,069
FINLAND - 2.3%
Consumer Discretionary - 1.6%
Textiles, Apparel & Luxury Goods - 1.6%
Amer Sports Inc (a)	9,144	324,704
Industrials - 0.7%
Machinery - 0.7%
Kone Oyj B Shares	2,341	135,246
TOTAL FINLAND		459,950
FRANCE - 5.8%
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
TotalEnergies SE	2,796	246,394
Financials - 3.8%
Banks - 2.5%
BNP Paribas SA	3,900	495,568
Insurance - 1.3%
SCOR SE	6,947	274,775
TOTAL FINANCIALS		770,343
Industrials - 0.8%
Building Products - 0.8%
Cie de Saint-Gobain SA	1,644	154,515
TOTAL FRANCE		1,171,252
GERMANY - 4.1%
Financials - 2.1%
Banks - 2.1%
Commerzbank AG	9,561	415,322
Industrials - 0.6%
Machinery - 0.6%
Daimler Truck Holding AG	2,635	148,707
Materials - 1.4%
Construction Materials - 1.4%
Heidelberg Materials AG	1,479	275,338
TOTAL GERMANY		839,367
ITALY - 1.2%
Financials - 1.2%
Financial Services - 1.2%
Nexi SpA (b)(c)	50,199	245,556
JAPAN - 1.5%
Consumer Discretionary - 0.7%
Automobile Components - 0.7%
Nifco Inc/Japan	4,400	142,438
Consumer Staples - 0.8%
Household Products - 0.8%
Lion Corp	15,600	167,234
TOTAL JAPAN		309,672
KOREA (SOUTH) - 4.0%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
KT Corp	4,206	149,809
Information Technology - 3.3%
Semiconductors & Semiconductor Equipment - 1.5%
SK Hynix Inc	276	309,691
Technology Hardware, Storage & Peripherals - 1.8%
Samsung Electronics Co Ltd	2,078	357,358
TOTAL INFORMATION TECHNOLOGY		667,049
TOTAL KOREA (SOUTH)		816,858
NORWAY - 1.1%
Financials - 1.1%
Insurance - 1.1%
Storebrand ASA A Shares	10,422	221,470
SPAIN - 6.4%
Consumer Discretionary - 1.7%
Specialty Retail - 1.7%
Industria de Diseno Textil SA	5,297	345,701
Industrials - 0.7%
Machinery - 0.7%
Fluidra SA	6,313	140,355
Utilities - 4.0%
Electric Utilities - 1.9%
Redeia Corp SA	21,485	378,932
Gas Utilities - 2.1%
Naturgy Energy Group SA	12,992	433,412
TOTAL UTILITIES		812,344
TOTAL SPAIN		1,298,400
SWEDEN - 2.2%
Consumer Discretionary - 1.2%
Automobile Components - 1.2%
Autoliv Inc	1,892	233,038
Industrials - 1.0%
Machinery - 1.0%
Volvo AB B Shares	5,479	209,581
TOTAL SWEDEN		442,619
SWITZERLAND - 2.7%
Consumer Discretionary - 2.0%
Textiles, Apparel & Luxury Goods - 2.0%
Cie Financiere Richemont SA Series A	1,743	411,944
Materials - 0.7%
Chemicals - 0.7%
DSM-Firmenich AG	1,265	136,377
TOTAL SWITZERLAND		548,321
TAIWAN - 2.8%
Communication Services - 0.6%
Wireless Telecommunication Services - 0.6%
Far EasTone Telecommunications Co Ltd	37,000	120,168
Information Technology - 2.2%
Semiconductors & Semiconductor Equipment - 2.2%
Taiwan Semiconductor Manufacturing Co Ltd	6,000	443,998
TOTAL TAIWAN		564,166
THAILAND - 1.5%
Consumer Staples - 1.5%
Consumer Staples Distribution & Retail - 1.5%
CP ALL PCL	217,000	310,951
UNITED KINGDOM - 5.1%
Communication Services - 0.7%
Interactive Media & Services - 0.7%
Autotrader Group PLC (b)(c)	21,131	149,210
Financials - 1.9%
Banks - 1.9%
Standard Chartered PLC	12,886	381,008
Health Care - 1.2%
Health Care Equipment & Supplies - 1.2%
Convatec Group PLC (b)(c)	78,349	236,533
Industrials - 1.3%
Professional Services - 1.3%
RELX PLC	7,246	254,856
TOTAL UNITED KINGDOM		1,021,607
UNITED STATES - 44.4%
Communication Services - 1.1%
Interactive Media & Services - 1.1%
Meta Platforms Inc Class A	454	252,746
Consumer Discretionary - 3.7%
Automobile Components - 0.5%
LCI Industries	1,054	107,887
Hotels, Restaurants & Leisure - 2.1%
Marriott International Inc/MD Class A1	1,132	422,044
Specialty Retail - 1.1%
Floor & Decor Holdings Inc Class A (a)	3,691	212,491
TOTAL CONSUMER DISCRETIONARY		742,422
Consumer Staples - 3.6%
Consumer Staples Distribution & Retail - 3.6%
Dollar Tree Inc (a)	3,343	425,263
Sprouts Farmers Market Inc (a)	3,450	300,702
TOTAL CONSUMER STAPLES		725,965
Energy - 1.5%
Energy Equipment & Services - 1.5%
Tenaris SA	10,557	302,876
Financials - 12.4%
Banks - 5.9%
JPMorgan Chase & Co	905	318,369
Wells Fargo & Co	5,502	475,648
Zions Bancorp NA	5,518	384,605
		1,178,622
Capital Markets - 4.7%
Franklin Resources Inc	9,540	323,024
Morgan Stanley	1,970	414,527
Tradeweb Markets Inc Class A	2,217	222,809
		960,360
Financial Services - 1.8%
Apollo Global Management Inc	2,869	360,318
TOTAL FINANCIALS		2,499,300
Health Care - 4.8%
Health Care Equipment & Supplies - 0.6%
Insulet Corp (a)	753	124,508
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co	6,535	426,801
Novartis AG	2,704	422,884
		849,685
TOTAL HEALTH CARE		974,193
Industrials - 4.4%
Aerospace & Defense - 1.5%
L3Harris Technologies Inc	1,042	288,697
Air Freight & Logistics - 1.3%
FedEx Corp	862	264,979
Commercial Services & Supplies - 1.0%
Clean Harbors Inc (a)	661	206,814
Electrical Equipment - 0.6%
Nextpower Inc Class A (a)	1,373	123,391
TOTAL INDUSTRIALS		883,881
Information Technology - 6.1%
Communications Equipment - 2.2%
Motorola Solutions Inc	1,013	441,415
IT Services - 1.7%
Cognizant Technology Solutions Corp Class A	6,235	345,107
Software - 2.2%
Microsoft Corp	948	440,555
TOTAL INFORMATION TECHNOLOGY		1,227,077
Materials - 5.4%
Chemicals - 3.5%
International Flavors & Fragrances Inc	4,132	327,337
Linde PLC	797	381,269
		708,606
Construction Materials - 1.9%
James Hardie Industries PLC depository receipt (a)	14,896	384,536
TOTAL MATERIALS		1,093,142
Utilities - 1.4%
Electric Utilities - 0.6%
NRG Energy Inc	889	119,384
Multi-Utilities - 0.8%
Ameren Corp	1,446	158,496
TOTAL UTILITIES		277,880
TOTAL UNITED STATES		8,979,482
TOTAL COMMON STOCKS (Cost $16,930,746)		19,425,175

Money Market Funds - 5.1%
	Yield (%)	Shares	Value ($)
Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class (d) (Cost $1,023,990)	3.71	1,024,221	1,024,221

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $17,954,736)	20,449,396
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(223,133)
NET ASSETS - 100.0%	20,226,263

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	28,000	USD	19,485	Goldman Sachs International	8/2026	208
CHF	167	USD	206	UBS AG	8/2026	0
EUR	87	USD	100	HSBC Bank PLC	8/2026	0
EUR	87	USD	100	JPMorgan Chase Bank NA	8/2026	0
EUR	34,175	USD	39,383	UBS AG	8/2026	26
EUR	1,253	USD	1,443	UBS AG	8/2026	2
GBP	22,800	USD	30,700	Goldman Sachs International	8/2026	29
HKD	65,812	USD	8,390	HSBC Bank PLC	8/2026	1
HKD	196,000	USD	25,012	JPMorgan Chase Bank NA	8/2026	2
HKD	132,000	USD	16,849	UBS AG	8/2026	(3)
JPY	3,676,000	USD	22,499	Goldman Sachs International	8/2026	647
JPY	5,363,000	USD	32,870	UBS AG	8/2026	899
KRW	67,309,000	USD	46,806	HSBC Bank PLC	8/2026	(149)
KRW	45,265,000	USD	30,850	HSBC Bank PLC	8/2026	527
KRW	55,384,000	USD	38,150	HSBC Bank PLC	8/2026	241
KRW	45,979,000	USD	31,841	UBS AG	8/2026	31
KRW	108,007,000	USD	73,134	UBS AG	8/2026	1,734
KRW	189,324,000	USD	126,979	UBS AG	8/2026	4,258
NOK	161,000	USD	16,744	Goldman Sachs International	8/2026	238
NOK	98,000	USD	10,177	Goldman Sachs International	8/2026	160
TWD	242,000	USD	7,498	Goldman Sachs International	8/2026	4
TWD	3,275,000	USD	101,431	Goldman Sachs International	8/2026	94
TWD	214,000	USD	6,600	HSBC Bank PLC	8/2026	34
TWD	218,000	USD	6,734	HSBC Bank PLC	8/2026	24
TWD	184,000	USD	5,672	HSBC Bank PLC	8/2026	32
TWD	245,000	USD	7,555	HSBC Bank PLC	8/2026	40
TWD	1,167,000	USD	35,992	JPMorgan Chase Bank NA	8/2026	185
TWD	62,000	USD	1,917	JPMorgan Chase Bank NA	8/2026	5
USD	1,712	AUD	2,435	JPMorgan Chase Bank NA	8/2026	(1)
USD	1,384	AUD	1,971	UBS AG	8/2026	(3)
USD	15,404	AUD	22,000	JPMorgan Chase Bank NA	8/2026	(69)
USD	286,756	AUD	411,000	JPMorgan Chase Bank NA	8/2026	(2,306)
USD	768,546	CAD	1,079,000	HSBC Bank PLC	8/2026	(1,930)
USD	892	CHF	720	JPMorgan Chase Bank NA	8/2026	2
USD	767,869	CHF	620,000	Goldman Sachs International	8/2026	(1,015)
USD	58,322	CHF	47,000	HSBC Bank PLC	8/2026	35
USD	205,982	CNY	1,392,000	UBS AG	8/2026	(533)
USD	2,498	EUR	2,172	HSBC Bank PLC	8/2026	(7)
USD	237,299	EUR	206,000	HSBC Bank PLC	8/2026	(474)
USD	3,962,238	EUR	3,465,000	JPMorgan Chase Bank NA	8/2026	(37,192)
USD	2,275	GBP	1,693	HSBC Bank PLC	8/2026	(7)
USD	21,708	GBP	16,141	JPMorgan Chase Bank NA	8/2026	(46)
USD	72,708	GBP	54,000	Goldman Sachs International	8/2026	(69)
USD	1,344,047	GBP	1,003,000	HSBC Bank PLC	8/2026	(7,719)
USD	24,501	HKD	192,000	HSBC Bank PLC	8/2026	(3)
USD	49,650	HKD	389,000	HSBC Bank PLC	8/2026	5
USD	318,465	HKD	2,493,000	UBS AG	8/2026	306
USD	31,420	JPY	5,038,000	JPMorgan Chase Bank NA	8/2026	(303)
USD	18,338	JPY	2,969,000	JPMorgan Chase Bank NA	8/2026	(357)
USD	261,706	JPY	42,367,000	JPMorgan Chase Bank NA	8/2026	(5,066)
USD	29,711	JPY	4,847,000	JPMorgan Chase Bank NA	8/2026	(809)
USD	122,813	KRW	181,392,000	Goldman Sachs International	8/2026	(2,925)
USD	20,564	KRW	30,143,000	HSBC Bank PLC	8/2026	(330)
USD	8,844	KRW	13,080,000	HSBC Bank PLC	8/2026	(223)
USD	213,619	KRW	309,400,000	HSBC Bank PLC	8/2026	(852)
USD	33,610	KRW	49,698,000	JPMorgan Chase Bank NA	8/2026	(839)
USD	35,806	KRW	53,161,000	JPMorgan Chase Bank NA	8/2026	(1,044)
USD	13,649	NOK	132,000	Goldman Sachs International	8/2026	(274)
USD	12,098	NOK	117,000	HSBC Bank PLC	8/2026	(243)
USD	185,331	NOK	1,804,000	UBS AG	8/2026	(4,948)
USD	15,205	SEK	147,000	HSBC Bank PLC	8/2026	(252)
USD	209,321	SEK	2,023,000	HSBC Bank PLC	8/2026	(3,395)
USD	260,112	THB	8,737,000	HSBC Bank PLC	8/2026	(1,884)
USD	46,620	THB	1,570,000	JPMorgan Chase Bank NA	8/2026	(459)
USD	13,925	TWD	450,000	HSBC Bank PLC	8/2026	(25)
USD	87,804	TWD	2,825,000	HSBC Bank PLC	8/2026	229
USD	7,327	TWD	237,000	JPMorgan Chase Bank NA	8/2026	(20)
USD	13,870	TWD	448,000	JPMorgan Chase Bank NA	8/2026	(18)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(65,794)
Unrealized Appreciation						9,998
Unrealized Depreciation						(75,792)

Total Return Swaps

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark ranging from 3.65 to 3.67% plus or minus a specified spread ranging from (3.00)% to .31% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	6/2039 - 7/2041	7,362,910	54,116	9,591	63,707

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
UNITED STATES -77.6%
Health Care - 77.6%
Health Care Equipment & Supplies - 77.6%
Dexcom Inc (1)				5,551	463,231	49,460
TOTAL HEALTH CARE					463,231	49,460
TOTAL UNITED STATES					463,231	49,460
TOTAL LONG					463,231	49,460

SHORT
Common Stocks
KOREA (SOUTH) -(102.4)%
Financials - (14.3)%
Banks - (14.3)%
Hana Financial Group Inc				(4,170)	(356,138)	(9,095)
TOTAL FINANCIALS					(356,138)	(9,095)
Industrials - (88.1)%
Electrical Equipment - (88.1)%
LG Energy Solution Ltd (1)				(883)	(197,371)	(56,132)
TOTAL INDUSTRIALS					(197,371)	(56,132)
TOTAL KOREA (SOUTH)					(553,509)	(65,227)
SINGAPORE -(5.1)%
Industrials - (5.1)%
Ground Transportation - (5.1)%
Grab Holdings Ltd Class A (1)				(32,496)	(113,736)	(3,250)
TOTAL INDUSTRIALS					(113,736)	(3,250)
TOTAL SINGAPORE					(113,736)	(3,250)
TAIWAN -0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Chunghwa Telecom Co Ltd				(9,000)	(38,713)	261
TOTAL COMMUNICATION SERVICES					(38,713)	261
TOTAL TAIWAN					(38,713)	261
UNITED STATES -114.3%
Communication Services - (6.7)%
Diversified Telecommunication Services - (6.7)%
Verizon Communications Inc				(6,098)	(285,447)	(4,269)
TOTAL COMMUNICATION SERVICES					(285,447)	(4,269)
Consumer Discretionary - 12.4%
Hotels, Restaurants & Leisure - 1.0%
Royal Caribbean Cruises Ltd				(168)	(53,474)	612
Household Durables - 10.0%
NVR Inc (1)				(45)	(276,617)	6,373
Textiles, Apparel & Luxury Goods - 1.4%
Lululemon Athletica Inc (1)				(1,451)	(172,480)	878
TOTAL CONSUMER DISCRETIONARY					(502,571)	7,863
Consumer Staples - (0.2)%
Beverages - 1.4%
Primo Brands Corp Class A				(13,062)	(296,507)	914
Consumer Staples Distribution & Retail - (0.5)%
Walmart Inc				(2,979)	(331,265)	(298)
Household Products - (1.1)%
Procter & Gamble Co/The				(1,348)	(194,773)	(714)
TOTAL CONSUMER STAPLES					(822,545)	(98)
Financials - 192.5%
Banks - (0.7)%
Citigroup Inc				(3,276)	(433,906)	(426)
Capital Markets - 5.4%
CME Group Inc Class A				(1,351)	(361,784)	(770)
Nasdaq Inc				(4,313)	(406,241)	4,184
					(768,025)	3,414
Consumer Finance - 188.5%
American Express Co				(495)	(166,444)	120,083
Financial Services - (0.9)%
WEX Inc (1)				(1,060)	(198,178)	(594)
Insurance - 0.2%
Kinsale Capital Group Inc				(945)	(336,817)	(520)
Markel Group Inc (1)				(164)	(308,704)	626
					(645,521)	106
TOTAL FINANCIALS					(2,212,074)	122,583
Industrials - (48.4)%
Aerospace & Defense - (5.1)%
Howmet Aerospace Inc				(646)	(182,340)	(3,217)
Building Products - 1.0%
Lennox International Inc				(424)	(176,333)	666
Electrical Equipment - (44.3)%
Eaton Corp PLC				(997)	(413,954)	(28,225)
TOTAL INDUSTRIALS					(772,627)	(30,776)
Information Technology - (35.3)%
IT Services - (2.8)%
IBM Corporation				(928)	(207,547)	(1,772)
Semiconductors & Semiconductor Equipment - 10.4%
QUALCOMM Inc				(1,663)	(245,475)	6,635
Software - (23.9)%
Crowdstrike Holdings Inc Class A (1)				(1,341)	(255,943)	(7,563)
Palo Alto Networks Inc (1)				(1,240)	(411,469)	(7,626)
					(667,412)	(15,189)
Technology Hardware, Storage & Peripherals - (19.0)%
NetApp Inc				(2,678)	(478,023)	(12,105)
TOTAL INFORMATION TECHNOLOGY					(1,598,457)	(22,431)
TOTAL UNITED STATES					(6,193,721)	72,872
TOTAL COMMON STOCKS					(6,899,679)	4,656
TOTAL SHORT					(6,899,679)	4,656

TOTAL SWAP COMPONENTS					(6,436,448)	54,116

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the BBSW-1M benchmark of 4.32% plus or minus a specified spread ranging from (.25)% to (.15)% on short/long CFDs, respectively, which is denominated in AUD based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	10/2039 - 7/2041	578,199	(6,000)	1,512	(4,488)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
AUSTRALIA -133.6%
Financials - (55.3)%
Banks - (41.7)%
Westpac Banking Corp				(10,420)	(276,310)	1,869
Insurance - (13.6)%
Medibank Pvt Ltd				(9,766)	(35,399)	609
TOTAL FINANCIALS					(311,709)	2,478
Materials - 188.9%
Metals & Mining - 188.9%
Mineral Resources Ltd (1)				(6,557)	(266,490)	(8,478)
TOTAL MATERIALS					(266,490)	(8,478)
TOTAL AUSTRALIA					(578,199)	(6,000)
TOTAL COMMON STOCKS					(578,199)	(6,000)
TOTAL SHORT					(578,199)	(6,000)

TOTAL SWAP COMPONENTS					(578,199)	(6,000)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the CORRA-1D benchmark of 2.31% plus or minus a specified spread of (.29)% on short/long CFDs, respectively, which is denominated in CAD based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	5/2041	185,939	(10,136)	303	(9,833)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SARON-1D benchmark of (.04)% plus or minus a specified spread of (.36)% on short/long CFDs, respectively, which is denominated in CHF based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	6/2041 - 7/2041	949,611	(5,798)	(106)	(5,904)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
SWITZERLAND -98.2%
Financials - (13.2)%
Insurance - (13.2)%
Zurich Insurance Group AG				(457)	(348,110)	779
TOTAL FINANCIALS					(348,110)	779
Industrials - 111.4%
Building Products - 3.9%
Geberit AG				(47)	(30,940)	(233)
Electrical Equipment - 180.2%
ABB Ltd (Sweden)				(2,679)	(264,307)	(10,639)
Professional Services - (72.7)%
SGS SA				(2,585)	(306,254)	4,295
TOTAL INDUSTRIALS					(601,501)	(6,577)
TOTAL SWITZERLAND					(949,611)	(5,798)
TOTAL COMMON STOCKS					(949,611)	(5,798)
TOTAL SHORT					(949,611)	(5,798)

TOTAL SWAP COMPONENTS					(949,611)	(5,798)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 2.19% plus or minus a specified spread of (.20)% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	9/2040 - 8/2041	2,160,586	(6,963)	2,396	(4,567)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
FRANCE -(24.4)%
Consumer Discretionary - (27.9)%
Textiles, Apparel & Luxury Goods - (27.9)%
LVMH Moet Hennessy Louis Vuitton SE				(370)	(203,180)	(3,522)
TOTAL CONSUMER DISCRETIONARY					(203,180)	(3,522)
Health Care - 3.5%
Health Care Equipment & Supplies - 3.5%
EssilorLuxottica SA				(605)	(114,540)	643
TOTAL HEALTH CARE					(114,540)	643
TOTAL FRANCE					(317,720)	(2,879)
GERMANY -410.5%
Consumer Discretionary - 356.8%
Automobiles - 356.8%
Volkswagen AG non-voting shares				(2,540)	(219,512)	1,276
TOTAL CONSUMER DISCRETIONARY					(219,512)	1,276
Financials - (9.3)%
Capital Markets - (9.3)%
Deutsche Bank AG (United States)				(9,247)	(339,889)	(160)
TOTAL FINANCIALS					(339,889)	(160)
Information Technology - 77.1%
Semiconductors & Semiconductor Equipment - 77.1%
AIXTRON SE				(4,822)	(201,679)	(16,292)
TOTAL INFORMATION TECHNOLOGY					(201,679)	(16,292)
Utilities - (14.1)%
Multi-Utilities - (14.1)%
E.ON SE				(13,148)	(283,251)	423
TOTAL UTILITIES					(283,251)	423
TOTAL GERMANY					(1,044,331)	(14,753)
ITALY -(8.7)%
Financials - 17.1%
Banks - 17.1%
Banco BPM SpA				(1,572)	(28,596)	(779)
TOTAL FINANCIALS					(28,596)	(779)
Utilities - (25.8)%
Electric Utilities - (25.8)%
Enel SpA				(28,793)	(325,171)	1,178
TOTAL UTILITIES					(325,171)	1,178
TOTAL ITALY					(353,767)	399
UNITED STATES -(224.9)%
Consumer Discretionary - (340.8)%
Automobiles - (340.8)%
Stellantis NV (1)				(41,276)	(236,178)	15,564
TOTAL CONSUMER DISCRETIONARY					(236,178)	15,564
Industrials - 115.9%
Construction & Engineering - 115.9%
Ferrovial NV				(3,188)	(208,590)	(5,294)
TOTAL INDUSTRIALS					(208,590)	(5,294)
TOTAL UNITED STATES					(444,768)	10,270
TOTAL COMMON STOCKS					(2,160,586)	(6,963)
TOTAL SHORT					(2,160,586)	(6,963)

TOTAL SWAP COMPONENTS					(2,160,586)	(6,963)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SONIA-1D benchmark of 3.73% plus or minus a specified spread of (.17)% on short/long CFDs, respectively, which is denominated in GBP based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	8/2039 - 5/2041	942,414	12,576	2,200	14,776

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
UNITED KINGDOM -85.1%
Consumer Discretionary - 7.5%
Textiles, Apparel & Luxury Goods - 7.5%
Burberry Group PLC (1)				(13,024)	(208,443)	1,111
TOTAL CONSUMER DISCRETIONARY					(208,443)	1,111
Financials - 33.2%
Banks - 33.2%
Barclays PLC				(71,494)	(491,417)	4,903
TOTAL FINANCIALS					(491,417)	4,903
Health Care - 44.4%
Pharmaceuticals - 44.4%
GSK PLC				(9,328)	(242,554)	6,562
TOTAL HEALTH CARE					(242,554)	6,562
TOTAL UNITED KINGDOM					(942,414)	12,576
TOTAL COMMON STOCKS					(942,414)	12,576
TOTAL SHORT					(942,414)	12,576

TOTAL SWAP COMPONENTS					(942,414)	12,576

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the HIBOR-1M benchmark of 2.30% plus or minus a specified spread of (.20)% on short/long CFDs, respectively, which is denominated in HKD based on the local currencies of the positions within the swap as applicable.	Goldman Sachs International	7/2041	41,098	4,431	37	4,468

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark of 3.65% plus or minus a specified spread ranging from (.10)% to .13% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	JPMorgan Chase Bank NA	10/2029 - 8/2031	1,049,697	(22,694)	(1,235)	(23,929)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
UNITED STATES -31.4%
Consumer Discretionary - 31.4%
Hotels, Restaurants & Leisure - 31.4%
Flutter Entertainment PLC (Ireland) (1)				1,880	196,404	(7,520)
TOTAL CONSUMER DISCRETIONARY					196,404	(7,520)
TOTAL UNITED STATES					196,404	(7,520)
TOTAL LONG					196,404	(7,520)

SHORT
Common Stocks
KOREA (SOUTH) -(17.0)%
Financials - (17.0)%
Banks - (17.0)%
Hana Financial Group Inc				(635)	(54,232)	4,076
TOTAL FINANCIALS					(54,232)	4,076
TOTAL KOREA (SOUTH)					(54,232)	4,076
TAIWAN -17.3%
Communication Services - 8.6%
Diversified Telecommunication Services - 8.6%
Chunghwa Telecom Co Ltd				(13,000)	(55,919)	(2,052)
TOTAL COMMUNICATION SERVICES					(55,919)	(2,052)
Financials - 8.7%
Insurance - 8.7%
Fubon Financial Holding Co Ltd				(39,625)	(158,017)	(2,075)
TOTAL FINANCIALS					(158,017)	(2,075)
TOTAL TAIWAN					(213,936)	(4,127)
UNITED STATES -63.2%
Health Care - 122.4%
Health Care Equipment & Supplies - 121.4%
Becton Dickinson & Co				(1,941)	(321,468)	(29,057)
Life Sciences Tools & Services - 1.0%
Waters Corp (1)				(265)	(99,988)	(244)
TOTAL HEALTH CARE					(421,456)	(29,301)
Information Technology - (59.2)%
Software - (59.2)%
Palantir Technologies Inc Class A (1)				(1,330)	(163,670)	14,178
TOTAL INFORMATION TECHNOLOGY					(163,670)	14,178
TOTAL UNITED STATES					(585,126)	(15,123)
TOTAL COMMON STOCKS					(853,294)	(15,174)
TOTAL SHORT					(853,294)	(15,174)

TOTAL SWAP COMPONENTS					(656,890)	(22,694)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the BBSW-1M benchmark of 4.32% plus or minus a specified spread ranging from (.29)% to (.10)% on short/long CFDs, respectively, which is denominated in AUD based on the local currencies of the positions within the swap as applicable.	JPMorgan Chase Bank NA	7/2029 - 6/2030	325,330	(5,414)	465	(4,949)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
AUSTRALIA -109.4%
Financials - 109.4%
Banks - 58.8%
Westpac Banking Corp				(5,318)	(141,019)	(2,911)
Insurance - 50.6%
Medibank Pvt Ltd				(50,848)	(184,311)	(2,503)
TOTAL FINANCIALS					(325,330)	(5,414)
TOTAL AUSTRALIA					(325,330)	(5,414)
TOTAL COMMON STOCKS					(325,330)	(5,414)
TOTAL SHORT					(325,330)	(5,414)

TOTAL SWAP COMPONENTS					(325,330)	(5,414)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SARON-1D benchmark of (.04)% plus or minus a specified spread of (.10)% on short/long CFDs, respectively, which is denominated in CHF based on the local currencies of the positions within the swap as applicable.	JPMorgan Chase Bank NA	11/2030	225,426	3,511	(82)	3,429

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
SWITZERLAND -102.4%
Communication Services - 102.4%
Diversified Telecommunication Services - 102.4%
Swisscom AG				(293)	(225,426)	3,511
TOTAL COMMUNICATION SERVICES					(225,426)	3,511
TOTAL SWITZERLAND					(225,426)	3,511
TOTAL SHORT					(225,426)	3,511

TOTAL SWAP COMPONENTS					(225,426)	3,511

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the CORRA-1D benchmark of 2.31% plus or minus a specified spread of (.20)% on short/long CFDs, respectively, which is denominated in CAD based on the local currencies of the positions within the swap as applicable.	JPMorgan Chase Bank NA	7/2029	214,838	(13,918)	(1,807)	(15,725)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
CANADA -88.5%
Consumer Discretionary - 88.5%
Broadline Retail - 88.5%
Canadian Tire Corp Ltd Class A				(1,472)	(214,838)	(13,918)
TOTAL CONSUMER DISCRETIONARY					(214,838)	(13,918)
TOTAL CANADA					(214,838)	(13,918)
TOTAL SHORT					(214,838)	(13,918)

TOTAL SWAP COMPONENTS					(214,838)	(13,918)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SONIA-1D benchmark of 3.73% plus or minus a specified spread of .40% on short/long CFDs, respectively, which is denominated in GBP based on the local currencies of the positions within the swap as applicable.	JPMorgan Chase Bank NA	7/2029	267,059	(10,812)	4,788	(6,024)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
UNITED KINGDOM -179.5%
Utilities - 179.5%
Electric Utilities - 179.5%
SSE PLC				8,453	267,059	(10,812)
TOTAL UTILITIES					267,059	(10,812)
TOTAL UNITED KINGDOM					267,059	(10,812)
TOTAL LONG					267,059	(10,812)

TOTAL SWAP COMPONENTS					267,059	(10,812)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the HIBOR-1M benchmark of 2.68% plus or minus a specified spread of (.10)% on short/long CFDs, respectively, which is denominated in HKD based on the local currencies of the positions within the swap as applicable.	JPMorgan Chase Bank NA	3/2031	381,624	9,163	684	9,847

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
CHINA -93.1%
Health Care - 93.1%
Pharmaceuticals - 93.1%
Sino Biopharmaceutical Ltd				(595,000)	(381,624)	9,163
TOTAL HEALTH CARE					(381,624)	9,163
TOTAL CHINA					(381,624)	9,163
TOTAL SHORT					(381,624)	9,163

TOTAL SWAP COMPONENTS					(381,624)	9,163

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the TONAR-1D benchmark of .98% plus or minus a specified spread ranging from (.20)% to .20% on short/long CFDs, respectively, which is denominated in JPY based on the local currencies of the positions within the swap as applicable.	JPMorgan Chase Bank NA	7/2029 - 6/2031	1,744,749	2,488	(4,369)	(1,881)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
JAPAN -(734.3)%
Information Technology - (734.3)%
IT Services - (734.3)%
Simplex Holdings Inc				21,800	155,914	13,815
TOTAL INFORMATION TECHNOLOGY					155,914	13,815
TOTAL JAPAN					155,914	13,815
TOTAL LONG					155,914	13,815

SHORT
Common Stocks
JAPAN -602.1%
Consumer Discretionary - 869.0%
Automobiles - 1103.7%
Honda Motor Co Ltd				(32,500)	(327,588)	(20,765)
Broadline Retail - (234.7)%
Ryohin Keikaku Co Ltd				(8,800)	(230,827)	4,416
TOTAL CONSUMER DISCRETIONARY					(558,415)	(16,349)
Consumer Staples - (745.4)%
Food Products - (2223.1)%
Ajinomoto Co Inc				(9,500)	(292,965)	41,824
Household Products - 444.2%
Unicharm Corp				(25,700)	(163,014)	(8,357)
Personal Care Products - 1033.5%
Shiseido Co Ltd				(10,200)	(201,487)	(19,443)
TOTAL CONSUMER STAPLES					(657,466)	14,024
Real Estate - 478.5%
Real Estate Management & Development - 478.5%
Daiwa House Industry Co Ltd				(12,700)	(372,954)	(9,002)
TOTAL REAL ESTATE					(372,954)	(9,002)
TOTAL JAPAN					(1,588,835)	(11,327)
TOTAL COMMON STOCKS					(1,588,835)	(11,327)
TOTAL SHORT					(1,588,835)	(11,327)

TOTAL SWAP COMPONENTS					(1,432,921)	2,488

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the STIBO-1M benchmark of 1.90% plus or minus a specified spread of (.05)% on short/long CFDs, respectively, which is denominated in SEK based on the local currencies of the positions within the swap as applicable.	JPMorgan Chase Bank NA	6/2031	119,890	24,118	420	24,538

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark of 3.64% plus or minus a specified spread ranging from (.25)% to (.10)% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	Morgan Stanley	6/2027 - 8/2027	1,392,920	37,194	2,802	39,996

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
KOREA (SOUTH) -(2.0)%
Financials - (2.0)%
Banks - (2.0)%
Hana Financial Group Inc				(110)	(9,395)	(812)
TOTAL FINANCIALS					(9,395)	(812)
TOTAL KOREA (SOUTH)					(9,395)	(812)
SINGAPORE -77.8%
Industrials - 77.8%
Ground Transportation - 77.8%
Grab Holdings Ltd Class A (1)				(79,918)	(279,713)	31,109
TOTAL INDUSTRIALS					(279,713)	31,109
TOTAL SINGAPORE					(279,713)	31,109
UNITED STATES -17.4%
Consumer Discretionary - (80.4)%
Hotels, Restaurants & Leisure - (80.4)%
Royal Caribbean Cruises Ltd				(1,381)	(439,572)	(32,169)
TOTAL CONSUMER DISCRETIONARY					(439,572)	(32,169)
Health Care - 0.8%
Health Care Equipment & Supplies - 0.8%
Envista Holdings Corp (1)				(4,285)	(117,023)	301
TOTAL HEALTH CARE					(117,023)	301
Industrials - (3.4)%
Professional Services - (3.4)%
Equifax Inc				(1,257)	(216,983)	(1,377)
TOTAL INDUSTRIALS					(216,983)	(1,377)
Materials - 100.4%
Chemicals - 100.4%
PPG Industries Inc				(2,988)	(330,234)	40,142
TOTAL MATERIALS					(330,234)	40,142
TOTAL UNITED STATES					(1,103,812)	6,897
TOTAL COMMON STOCKS					(1,392,920)	37,194
TOTAL SHORT					(1,392,920)	37,194

TOTAL SWAP COMPONENTS					(1,392,920)	37,194

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the CORRA-1D benchmark of 2.28% plus or minus a specified spread of (.20)% on short/long CFDs, respectively, which is denominated in CAD based on the local currencies of the positions within the swap as applicable.	Morgan Stanley	11/2026	194,792	3,851	375	4,226

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SARON-1D benchmark of (.05)% plus or minus a specified spread of .14% on short/long CFDs, respectively, which is denominated in CHF based on the local currencies of the positions within the swap as applicable.	Morgan Stanley	6/2027	270,301	10,151	268	10,419

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
UNITED STATES -97.4%
Health Care - 97.4%
Pharmaceuticals - 97.4%
Roche Holding AG (1)				618	270,301	10,151
TOTAL HEALTH CARE					270,301	10,151
TOTAL UNITED STATES					270,301	10,151
TOTAL LONG					270,301	10,151

TOTAL SWAP COMPONENTS					270,301	10,151

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 2.19% plus or minus a specified spread of .20% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	Morgan Stanley	6/2027	786,261	(15,520)	(1,320)	(16,840)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
GERMANY -180.8%
Health Care - (25.9)%
Health Care Providers & Services - (25.9)%
Fresenius SE & Co KGaA				1,129	58,028	4,370
TOTAL HEALTH CARE					58,028	4,370
Industrials - 206.7%
Electrical Equipment - 206.7%
Siemens Energy AG				1,965	335,707	(34,804)
TOTAL INDUSTRIALS					335,707	(34,804)
TOTAL GERMANY					393,735	(30,434)
ITALY -(0.1)%
Financials - (0.1)%
Capital Markets - (0.1)%
Banca Generali SpA				2,222	167,446	24
TOTAL FINANCIALS					167,446	24
TOTAL ITALY					167,446	24
NETHERLANDS -(88.4)%
Financials - (88.4)%
Insurance - (88.4)%
NN Group NV				2,392	225,080	14,890
TOTAL FINANCIALS					225,080	14,890
TOTAL NETHERLANDS					225,080	14,890
TOTAL COMMON STOCKS					786,261	(15,520)
TOTAL LONG					786,261	(15,520)

TOTAL SWAP COMPONENTS					786,261	(15,520)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the NIBOR-1M benchmark of 4.38% plus or minus a specified spread of (.20)% on short/long CFDs, respectively, which is denominated in NOK based on the local currencies of the positions within the swap as applicable.	Morgan Stanley	6/2027	214,368	(37,464)	(391)	(37,855)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
NORWAY -99.0%
Energy - 99.0%
Oil, Gas & Consumable Fuels - 99.0%
Equinor ASA				(5,222)	(214,368)	(37,464)
TOTAL ENERGY					(214,368)	(37,464)
TOTAL NORWAY					(214,368)	(37,464)
TOTAL SHORT					(214,368)	(37,464)

TOTAL SWAP COMPONENTS					(214,368)	(37,464)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark ranging from 3.57% to 3.65% plus or minus a specified spread ranging from .08% to .13% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	HSBC Bank PLC	10/2026	800,657	(26,321)	(1,924)	(28,245)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
TAIWAN -13.5%
Financials - 13.5%
Insurance - 13.5%
Fubon Financial Holding Co Ltd				(33,000)	(131,598)	(3,807)
TOTAL FINANCIALS					(131,598)	(3,807)
TOTAL TAIWAN					(131,598)	(3,807)
UNITED STATES -79.7%
Consumer Staples - 10.1%
Consumer Staples Distribution & Retail - 10.1%
Costco Wholesale Corp				(259)	(246,540)	(2,854)
TOTAL CONSUMER STAPLES					(246,540)	(2,854)
Industrials - 69.6%
Trading Companies & Distributors - 69.6%
Fastenal Co				(8,856)	(422,520)	(19,660)
TOTAL INDUSTRIALS					(422,520)	(19,660)
TOTAL UNITED STATES					(669,060)	(22,514)
TOTAL COMMON STOCKS					(800,658)	(26,321)
TOTAL SHORT					(800,658)	(26,321)

TOTAL SWAP COMPONENTS					(800,658)	(26,321)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark ranging from 2.18% to 2.19% plus or minus a specified spread of .13% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	HSBC Bank PLC	10/2026	20,900	(545)	10	(535)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SOFR-1D benchmark of 3.65% plus or minus a specified spread ranging from (.24)% to (.09)% on short/long CFDs, respectively, which is denominated in USD based on the local currencies of the positions within the swap as applicable.	UBS AG	6/2027 - 7/2027	1,017,448	(63,117)	(7,667)	(70,784)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
TAIWAN -2.2%
Communication Services - 2.2%
Diversified Telecommunication Services - 2.2%
Chunghwa Telecom Co Ltd				(49,000)	(210,771)	(1,536)
TOTAL COMMUNICATION SERVICES					(210,771)	(1,536)
TOTAL TAIWAN					(210,771)	(1,536)
UNITED STATES -87.0%
Consumer Discretionary - (1.0)%
Specialty Retail - (1.0)%
Advance Auto Parts Inc				(2,733)	(151,791)	711
TOTAL CONSUMER DISCRETIONARY					(151,791)	711
Health Care - 84.6%
Health Care Equipment & Supplies - 84.6%
Baxter International Inc				(15,934)	(416,833)	(59,912)
TOTAL HEALTH CARE					(416,833)	(59,912)
Industrials - (4.0)%
Aerospace & Defense - (4.0)%
Howmet Aerospace Inc				(406)	(114,598)	2,842
TOTAL INDUSTRIALS					(114,598)	2,842
Information Technology - 7.4%
IT Services - 7.4%
IBM Corporation				(552)	(123,455)	(5,222)
TOTAL INFORMATION TECHNOLOGY					(123,455)	(5,222)
TOTAL UNITED STATES					(806,677)	(61,581)
TOTAL COMMON STOCKS					(1,017,448)	(63,117)
TOTAL SHORT					(1,017,448)	(63,117)

TOTAL SWAP COMPONENTS					(1,017,448)	(63,117)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SARON-1D benchmark of (.05)% plus or minus a specified spread of (.20)% on short/long CFDs, respectively, which is denominated in CHF based on the local currencies of the positions within the swap as applicable.	UBS AG	8/2028	484,733	(9,662)	(122)	(9,784)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
SWITZERLAND -98.8%
Communication Services - (2.0)%
Diversified Telecommunication Services - (2.0)%
Swisscom AG				(50)	(38,469)	199
TOTAL COMMUNICATION SERVICES					(38,469)	199
Industrials - 100.8%
Building Products - 85.6%
Geberit AG				(320)	(210,655)	(8,376)
Marine Transportation - 15.2%
Kuehne + Nagel International AG				(926)	(235,609)	(1,485)
TOTAL INDUSTRIALS					(446,264)	(9,861)
TOTAL SWITZERLAND					(484,733)	(9,662)
TOTAL COMMON STOCKS					(484,733)	(9,662)
TOTAL SHORT					(484,733)	(9,662)

TOTAL SWAP COMPONENTS					(484,733)	(9,662)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the ESTR-1D benchmark of 2.18% plus or minus a specified spread ranging from (.15)% to (.05)% on short/long CFDs, respectively, which is denominated in EUR based on the local currencies of the positions within the swap as applicable.	UBS AG	1/2029 - 2/2029	2,738,413	17,520	697	18,217

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
GERMANY -83.2%
Health Care - 83.2%
Health Care Equipment & Supplies - 83.2%
Fresenius SE & Co KGaA				7,733	397,456	15,159
TOTAL HEALTH CARE					397,456	15,159
TOTAL GERMANY					397,456	15,159
TOTAL LONG					397,456	15,159

SHORT
Common Stocks
AUSTRIA -33.2%
Energy - 33.2%
Oil, Gas & Consumable Fuels - 33.2%
OMV AG				(3,244)	(236,233)	6,041
TOTAL ENERGY					(236,233)	6,041
TOTAL AUSTRIA					(236,233)	6,041
FINLAND -(60.4)%
Industrials - (7.0)%
Machinery - (7.0)%
Metso Oyj				(7,569)	(140,611)	(4,416)
TOTAL INDUSTRIALS					(140,611)	(4,416)
Utilities - 53.4%
Electric Utilities - 53.4%
Fortum Oyj				(12,874)	(292,831)	14,376
TOTAL UTILITIES					(292,831)	14,376
TOTAL FINLAND					(433,442)	9,960
GERMANY -14.4%
Financials - 55.4%
Insurance - 55.4%
Hannover Rueck SE				(1,015)	(293,314)	(1,282)
TOTAL FINANCIALS					(293,314)	(1,282)
Materials - (41.0)%
Chemicals - (41.0)%
BASF SE				(5,784)	(335,782)	(9,727)
TOTAL MATERIALS					(335,782)	(9,727)
TOTAL GERMANY					(629,096)	(11,009)
ITALY -54.7%
Financials - 54.7%
Banks - 54.7%
Banco BPM SpA				(10,621)	(193,206)	(5,248)
TOTAL FINANCIALS					(193,206)	(5,248)
TOTAL ITALY					(193,206)	(5,248)
SPAIN -50.1%
Financials - 78.9%
Banks - 78.9%
CaixaBank SA				(28,661)	(416,340)	10,088
TOTAL FINANCIALS					(416,340)	10,088
Utilities - (28.8)%
Electric Utilities - (28.8)%
Endesa SA				(8,857)	(432,642)	(7,471)
TOTAL UTILITIES					(432,642)	(7,471)
TOTAL SPAIN					(848,982)	2,617
TOTAL COMMON STOCKS					(2,340,959)	2,361
TOTAL SHORT					(2,340,959)	2,361

TOTAL SWAP COMPONENTS					(1,943,503)	17,520

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the SONIA-1D benchmark of 3.73% plus or minus a specified spread ranging from (.15)% to (.10)% on short/long CFDs, respectively, which is denominated in GBP based on the local currencies of the positions within the swap as applicable.	UBS AG	3/2028	355,168	(5,440)	(102)	(5,542)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
CHILE -(30.3)%
Materials - (30.3)%
Metals & Mining - (30.3)%
Antofagasta PLC				(3,274)	(161,278)	1,682
TOTAL MATERIALS					(161,278)	1,682
TOTAL CHILE					(161,278)	1,682
UNITED KINGDOM -128.5%
Consumer Discretionary - 128.5%
Diversified Consumer Services - 128.5%
Pearson PLC				(11,490)	(193,890)	(7,122)
TOTAL CONSUMER DISCRETIONARY					(193,890)	(7,122)
TOTAL UNITED KINGDOM					(193,890)	(7,122)
TOTAL COMMON STOCKS					(355,168)	(5,440)
TOTAL SHORT					(355,168)	(5,440)

TOTAL SWAP COMPONENTS					(355,168)	(5,440)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the TONAR-1D benchmark of .98% plus or minus a specified spread of .22% on short/long CFDs, respectively, which is denominated in JPY based on the local currencies of the positions within the swap as applicable.	UBS AG	6/2027	529,049	17,658	80	17,738

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT
Common Stocks
JAPAN -99.6%
Communication Services - 31.8%
Wireless Telecommunication Services - 31.8%
KDDI Corp				16,400	302,149	5,640
TOTAL COMMUNICATION SERVICES					302,149	5,640
Industrials - 67.8%
Electrical Equipment - 67.8%
Fuji Electric Co Ltd				2,600	226,900	12,018
TOTAL INDUSTRIALS					226,900	12,018
TOTAL JAPAN					529,049	17,658
TOTAL COMMON STOCKS					529,049	17,658
TOTAL SHORT					529,049	17,658

TOTAL SWAP COMPONENTS					529,049	17,658

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives appreciation or pays depreciation on underlying contracts for difference (CFDs), receives/pays accrued income on long/short CFDs, respectively, and receives/pays interest based on the TONAR-1D benchmark of 1.90% plus or minus a specified spread of (.10)% on short/long CFDs, respectively, which is denominated in SEK based on the local currencies of the positions within the swap as applicable.	UBS AG	7/2029	18,031	(403)	(12)	(415)
(1) Non-income producing.

Benchmark Abbreviations
BBSW-1M	Bank Bill Swap Rate
CORRA-1D	Canadian Overnight Repo Rate Average
ESTR-1D	Euro Short-Term Rate
HIBOR-1M	Hong Kong Interbank Offered Rate
NIBOR-1M	Norwegian Interbank Offered Rate
SARON-1D	Swiss Average Rate Overnight
SOFR-1D	Secured Overnight Financing Rate
SONIA-1D	Sterling Overnight Average
STIBO-1M	Stockholm Interbank Offered Rate
TONAR-1D	Tokyo Overnight Average Rate

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese (Peoples Rep) Yuan
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	Korean Won
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
THB	-	Thai Baht
TWD	-	Taiwan Dollar
USD	-	United States Dollar

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $631,299 or 3.1% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $631,299 or 3.1% of net assets.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	671,933	252,746	419,187	-
Consumer Discretionary	2,576,887	1,676,804	900,083	-
Consumer Staples	1,204,150	725,965	478,185	-
Energy	669,731	246,394	423,337	-
Financials	4,849,254	3,972,678	876,576	-
Health Care	1,210,726	787,842	422,884	-
Industrials	2,026,188	1,407,236	618,952	-
Information Technology	2,338,124	1,227,077	1,111,047	-
Materials	2,334,693	1,367,326	967,367	-
Real Estate	334,201	334,201	-	-
Utilities	1,209,288	396,944	812,344	-

Money Market Funds	1,024,221	1,024,221	-	-
Total Investments in Securities:	20,449,396	13,419,434	7,029,962	-
Derivative Instruments:

Assets
Swaps	211,361	-	211,361	-
Forward Foreign Currency Contracts	9,998	-	9,998	-
Total Assets	221,359	-	221,359	-

Liabilities
Swaps	(247,300)	-	(247,300)	-
Forward Foreign Currency Contracts	(75,792)	-	(75,792)	-
Total Liabilities	(323,092)	-	(323,092)	-
Total Derivative Instruments:	(101,733)	-	(101,733)	-
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$20,449,396
Foreign currency held at value	1,234
Unrealized appreciation on forward foreign currency contracts	9,998
Receivable for fund shares sold	6
Dividends receivable	7,318
Reclaims receivable	11,355
Bi-lateral OTC swaps, at value	211,361
Prepaid expenses	334
Receivable from investment adviser for expense reductions	10,400
Total assets	20,701,402
Liabilities
Payable to custodian bank	8,857
Unrealized depreciation on forward foreign currency contracts	75,792
Payable for unsettled total return swaps	71,772
Payable for fund shares redeemed	7,483
Bi-lateral OTC swaps, at value	247,300
Accrued management fee	15,970
Distribution and service plan fees payable	1,560
Audit fee payable	43,442
Other payables and accrued expenses	2,963
Total liabilities	475,139
Net Assets	$20,226,263
Net assets consist of:
Paid in capital	17,965,496
Total accumulated earnings (loss)	2,260,767
Net Assets	$20,226,263

Net Asset Value and Maximum Offering
Class A
Net Asset Value and redemption price per share ($1,188,090/111,535 shares) a	$10.65
Maximum offering price per share (100/94.25 of $10.65)	$11.30
Class M
Net Asset Value and redemption price per share ($1,096,588/103,490 shares) a	$10.60
Maximum offering price per share (100/96.50 of $10.60)	$10.98
Class C
Net Asset Value and offering price per share ($1,050,897/100,228 shares) a	$10.49
Fidelity® Equity Market Neutral Fund
Net Asset Value, offering price and redemption price per share ($14,671,784/1,370,074 shares)	$10.71
Class I
Net Asset Value, offering price and redemption price per share ($1,137,772/106,250 shares)	$10.71
Class Z
Net Asset Value, offering price and redemption price per share ($1,081,132/100,852 shares)	$10.72

(a)Redemption price per unit is equal to net asset value less any applicable contingent deferred sales charge.

Other Information
Unaffiliated issuers, cost	17,954,736
Foreign currency holdings, cost	1,222
Statement of Operations

Six months ended July 31, 2026 (Unaudited)

Investment Income
Dividends - unaffiliated issuers	$293,245
Total investment income	293,245
Foreign taxes withheld	(16,115)
Total investment income net of foreign taxes	277,130
Expenses
Management fee	90,202
Distribution and service plan fees	9,363
Custodian fees and expenses	1,867
Independent trustees' fees and expenses	2,471
Registration fees	85,440
Audit	60,950
Legal	422
Commitment fee	7
Miscellaneous	668
Total expenses	251,390
Expense reimbursements and reductions	(142,808)
Total expenses after reductions	108,582
Net investment income (loss)	168,548
Net realized gain (loss)
Investments - unaffiliated issuers	1,060,753
Forward foreign currency contracts	146,982
Foreign currency transactions	(8,143)
Swaps	(1,291,522)
Net realized gain (loss)	(91,930)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(174,287)
Forward foreign currency contracts	62,073
Assets and liabilities in foreign currencies	(137)
Swaps	(177,195)
Total change in net unrealized appreciation (depreciation)	(289,546)
Net gain (loss)	(381,476)
Net increase (decrease) in net assets resulting from operations	$(212,928)

Statement of Changes in Net Assets
	Six months ended July 31, 2026 (Unaudited)	Year ended January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$168,548	$249,177
Net realized gain (loss)	(91,930)	(791,326)
Change in net unrealized appreciation (depreciation)	(289,546)	2,132,229
Net increase (decrease) in net assets resulting from operations	(212,928)	1,590,080
Distributions to shareholders
Distributions to shareholders	-	(37,893)
Total distributions	-	(37,893)
Net increase (decrease) in net assets resulting from share transactions	1,998,455	3,912,470
Total increase (decrease) in net assets	1,785,527	5,464,657
Net Assets
Beginning of period	18,440,736	12,976,079
End of period	$20,226,263	$18,440,736
Financial Highlights
Fidelity Advisor® Equity Market Neutral Fund Class A

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025 A
Selected Per Share Data
Net asset value, beginning of period	$10.79	$9.74	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.09	.16	.08 D
Net realized and unrealized gain (loss)	(.23)	.91	(.34)
Total from investment operations	(.14)	1.07	(.26)
Distributions
Distributions from net realized gain	-	(.02)	-
Total distributions	-	(.02)	-
Net asset value, end of period	$10.65	$10.79	$9.74
Total Return E, F, G	(1.30)%	10.46% H	(2.10)%
Ratios and Supplemental Data B, I, J
Ratio of expenses to average net assets before reductions	2.95% K	2.98%	3.25% K, L
Ratio of expenses to average net assets net of fee waivers, if any	1.35% K	1.35%	1.36% K
Ratio of expenses to average net assets net of all reductions, if any	1.35% K	1.35%	1.34% K
Ratio of net investment income (loss) to average net assets	1.70% K	1.54%	.74% D, K
Net assets, end of period	$1,188,090	$1,196,356	$1,015,039
Portfolio turnover rate M	79% K	59%	78% K

AFor the period June 25, 2024 (commencement of operations) through January 31, 2025.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been -0.16%.

ETotal returns do not include the effect of the sales charges.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $0.02 per share. Excluding this reimbursement, the total return would have been 10.23%.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
KAnnualized.
LAudit fees are not annualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Equity Market Neutral Fund Class M

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025 A
Selected Per Share Data
Net asset value, beginning of period	$10.75	$9.73	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.08	.13	.06 D
Net realized and unrealized gain (loss)	(.23)	.91	(.33)
Total from investment operations	(.15)	1.04	(.27)
Distributions
Distributions from net realized gain	-	(.02)	-
Total distributions	-	(.02)	-
Net asset value, end of period	$10.60	$10.75	$9.73
Total Return E, F, G	(1.40)%	10.17% H	(2.20)%
Ratios and Supplemental Data C, I, J
Ratio of expenses to average net assets before reductions	3.20% K	3.23%	3.50% K, L
Ratio of expenses to average net assets net of fee waivers, if any	1.60% K	1.60%	1.61% K
Ratio of expenses to average net assets net of all reductions, if any	1.60% K	1.60%	1.59% K
Ratio of net investment income (loss) to average net assets	1.44% K	1.29%	.49% D, K
Net assets, end of period	$1,096,588	$1,109,981	$972,884
Portfolio turnover rate M	79% K	59%	78% K

AFor the period June 25, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been -0.42%.

ETotal returns do not include the effect of the sales charges.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $0.02 per share. Excluding this reimbursement, the total return would have been 9.94%.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.
LAudit fees are not annualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Equity Market Neutral Fund Class C

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025 A
Selected Per Share Data
Net asset value, beginning of period	$10.66	$9.70	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.05	.08	.03 D
Net realized and unrealized gain (loss)	(.22)	.90	(.33)
Total from investment operations	(.17)	.98	(.30)
Distributions
Distributions from net realized gain	-	(.02)	-
Total distributions	-	(.02)	-
Net asset value, end of period	$10.49	$10.66	$9.70
Total Return E, F, G	(1.59)%	9.58% H	(2.50)%
Ratios and Supplemental Data C, I, J
Ratio of expenses to average net assets before reductions	3.70% K	3.75%	4.00% K, L
Ratio of expenses to average net assets net of fee waivers, if any	2.10% K	2.10%	2.12% K
Ratio of expenses to average net assets net of all reductions, if any	2.10% K	2.10%	2.09% K
Ratio of net investment income (loss) to average net assets	.94% K	.79%	(.02)% D, K
Net assets, end of period	$1,050,897	$1,068,880	$969,938
Portfolio turnover rate M	79% K	59%	78% K

AFor the period June 25, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been -0.92%.

ETotal returns do not include the effect of the contingent deferred sales charge.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $0.02 per share. Excluding this reimbursement, the total return would have been 9.35%.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
KAnnualized.
LAudit fees are not annualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Equity Market Neutral Fund

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025 A
Selected Per Share Data
Net asset value, beginning of period	$10.84	$9.76	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.10	.18	.09 D
Net realized and unrealized gain (loss)	(.23)	.92	(.33)
Total from investment operations	(.13)	1.10	(.24)
Distributions
Distributions from net realized gain	-	(.02)	-
Total distributions	-	(.02)	-
Net asset value, end of period	$10.71	$10.84	$9.76
Total Return E, F	(1.20)%	10.75% G	(1.90)%
Ratios and Supplemental Data C, H, I
Ratio of expenses to average net assets before reductions	2.67% J	2.67%	2.97% J, K
Ratio of expenses to average net assets net of fee waivers, if any	1.10% J	1.10%	1.11% J
Ratio of expenses to average net assets net of all reductions, if any	1.10% J	1.10%	1.08% J
Ratio of net investment income (loss) to average net assets	1.97% J	1.79%	.99% D, J
Net assets, end of period	$14,671,784	$12,574,663	$8,025,560
Portfolio turnover rate L	79% J	59%	78% J

AFor the period June 25, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 0.09%.

ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $0.02 per share. Excluding this reimbursement, the total return would have been 10.52%.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Equity Market Neutral Fund Class I

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025 A
Selected Per Share Data
Net asset value, beginning of period	$10.84	$9.76	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.10	.18	.09 D
Net realized and unrealized gain (loss)	(.23)	.92	(.33)
Total from investment operations	(.13)	1.10	(.24)
Distributions
Distributions from net realized gain	-	(.02)	-
Total distributions	-	(.02)	-
Net asset value, end of period	$10.71	$10.84	$9.76
Total Return E, F	(1.20)%	10.75% G	(1.90)%
Ratios and Supplemental Data B, H, I
Ratio of expenses to average net assets before reductions	2.70% J	2.74%	3.00% J, K
Ratio of expenses to average net assets net of fee waivers, if any	1.10% J	1.10%	1.11% J
Ratio of expenses to average net assets net of all reductions, if any	1.10% J	1.10%	1.08% J
Ratio of net investment income (loss) to average net assets	1.94% J	1.79%	.99% D, J
Net assets, end of period	$1,137,772	$1,151,973	$1,016,533
Portfolio turnover rate L	79% J	59%	78% J

AFor the period June 25, 2024 (commencement of operations) through January 31, 2025.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 0.09%.

ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $0.02 per share. Excluding this reimbursement, the total return would have been 10.52%.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Equity Market Neutral Fund Class Z

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025 A
Selected Per Share Data
Net asset value, beginning of period	$10.85	$9.76	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.11	.19	.10 D
Net realized and unrealized gain (loss)	(.24)	.92	(.34)
Total from investment operations	(.13)	1.11	(.24)
Distributions
Distributions from net realized gain	-	(.02)	-
Total distributions	-	(.02)	-
Net asset value, end of period	$10.72	$10.85	$9.76
Total Return E, F	(1.20)%	10.85% G	(1.90)%
Ratios and Supplemental Data C, H, I
Ratio of expenses to average net assets before reductions	2.60% J	2.68%	2.95% J, K
Ratio of expenses to average net assets net of fee waivers, if any	1.05% J	1.05%	1.06% J
Ratio of expenses to average net assets net of all reductions, if any	1.05% J	1.05%	1.03% J
Ratio of net investment income (loss) to average net assets	1.99% J	1.84%	1.04% D, J
Net assets, end of period	$1,081,132	$1,338,883	$976,125
Portfolio turnover rate L	79% J	59%	78% J

AFor the period June 25, 2024 (commencement of operations) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 0.14%.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $0.02 per share. Excluding this reimbursement, the total return would have been 10.62%.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2026

  1. Organization.
Fidelity® Equity Market Neutral Fund (the Fund) is a fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

The Fund offers the classes of shares listed below.

Fidelity® Equity Market Neutral Fund	Class A, Class M, Class C, Fidelity® Equity Market Neutral Fund, Class I, and Class Z
Each class has equal rights as to assets and voting privileges, and exclusive voting rights with respect to matters that affect that class. Class A, Class M, Class C, Class I and Class Z, as applicable, are Fidelity Advisor classes.

Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable.  Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: foreign currency transactions, contracts for difference, passive foreign investment companies (PFIC), net operating losses and capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Equity Market Neutral Fund	17,960,926	3,295,636	(916,390)	2,379,246

The Fund elected to defer to the next fiscal year capital losses recognized during the period November 1, 2025 to January 31, 2026, and/or ordinary losses recognized during the period January 1, 2026 to January 31, 2026. Loss deferrals were as follows:

	Capital losses ($)	Ordinary losses ($)
Fidelity ® Equity Market Neutral Fund	18,730	175,712

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund.

A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® Equity Market Neutral Fund
Equity Risk
Swaps	211,361	(247,300)	(1,291,522)	(177,195)
Total Equity Risk	211,361	(247,300)	(1,291,522)	(177,195)
Foreign Exchange Risk
Forward Foreign Currency Contracts	9,998	(75,792)	146,982	62,073
Total Foreign Exchange Risk	9,998	(75,792)	146,982	62,073

Totals	221,359	(323,092)	(1,144,540)	(115,122)

Value of Derivative Assets/Liabilities Legend
For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).

For forward foreign currency contracts, gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).

Derivative Instruments by Counterparty Exposure. The table below summarizes derivatives inclusive of potential netting arrangements at period end. Collateral received and collateral pledged reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts. Net represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity.

Fidelity® Equity Market Neutral Fund
Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received ($)	Collateral Pledged ($)	Net ($)
Goldman Sachs International	84,331	(29,075)	-	-	55,256
HSBC Bank PLC	1,168	(46,273)	-	-	(45,105)
JPMorgan Chase Bank NA	38,008	(101,037)	-	-	(63,029)
Morgan Stanley	54,641	(54,695)	-	-	(54)
UBS AG	43,211	(92,012)	-	-	(48,801)
Total	$221,359	$(323,092)	$-	$-	$(101,733)

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® Equity Market Neutral Fund
Forward Foreign Currency Contracts	9,036,427
Swaps	22,375,229

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

For bi-lateral swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency. A fund enters into total return swaps to manage its market exposure.

The Fund enters into contracts for difference (CFD), which are total return swap transactions, to obtain exposure to long and/or short positions in a single equity stock or financial index for hedging, efficient portfolio management and investment purposes. The Fund may trade in and out of these long and short positions and receives the economic benefits and risks equivalent to direct investments in these positions, which includes unrealized appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset generally monthly. During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Fund and the counterparty. Prior to the reset, these amounts are included as a component of the swap value in net cash and other receivables (payables).

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Equity Market Neutral Fund	9,852,345	6,534,450

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services.

For these services, each class pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of each class's average net assets as presented in the table below.

Management Fee Rate %
Fidelity® Equity Market Neutral Fund
Class A	1.00%
Class M	1.00%
Class C	1.00%
Fidelity® Equity Market Neutral Fund	1.00%
Class I	1.00%
Class Z	0.95%

Under the management contract, the investment adviser pays all other operating expenses, except fees and expenses of the independent Trustees, except third-party expenses (including custody, audit and registration fees) and certain other limited exceptions.

Sub-Adviser. FIL Investment Advisors, serves as sub-adviser for the Fund. Sub-advisers provide discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, separate Distribution and Service Plans for each class of shares have been adopted by the Fund. Certain classes pay FIdelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and or Service Fees, each of which is based on an annual percentage of each class's average net assets. In addition, FDC may pay financial intermediaries for selling shares and providing shareholder support services. For the period, the distribution and service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee %	Service Fee %	Total Fees ($)	Retained by FDC ($)
Fidelity® Equity Market Neutral Fund
Class A	-	.25	1,462	1,319
Class M	.25	.25	2,705	2,624
Class C	.75	.25	5,196	5,196
			9,363	9,139

Sales Load. FDC may receive a front-end sales charge of up to a certain percentage for selling shares of certain classes, some of which is paid to financial intermediaries for selling shares. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on redemptions from certain classes. For the period, front-end sales charge rates, deferred sales charge rates and sales charge amounts retained by FDC were as follows:

	Front-End Sales Charge (%)	Deferred Sales Charge (%)	Retained by FDC ($)
Fidelity® Equity Market Neutral Fund
Class A A	5.75	1.00	9
Class M A	3.50	.25	12
Class C B	-	1.00	-
			21

A  Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to the sales charge indicated.
B  When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable:  interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® Equity Market Neutral Fund
Class A	1.35	May 31,2027	9,350
Class M	1.60	May 31,2027	8,649
Class C	2.10	May 31,2027	8,308
Fidelity® Equity Market Neutral Fund	1.10	May 31,2027	98,874
Class I	1.10	May 31,2027	8,970
Class Z	1.05	May 31,2027	8,657

  8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026
Fidelity® Equity Market Neutral Fund
Class A	-	2,631
Class M	-	2,472
Class C	-	2,400
Fidelity® Equity Market Neutral Fund	-	25,490
Class I	-	2,500
Class Z	-	2,400
Total		37,893

  9. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026	July 31, 2026	January 31, 2026

Fidelity® Equity Market Neutral Fund
Class A
Shares sold	699	6,549	7,325	66,906
Reinvestment of distributions	-	247	-	2,631
Shares redeemed	-	(136)	-	(1,479)
Net increase (decrease)	699	6,660	7,325	68,058
Class M
Shares sold	242	3,015	2,522	29,960
Reinvestment of distributions	-	233	-	2,472
Net increase (decrease)	242	3,248	2,522	32,432
Class C
Reinvestment of distributions	-	228	-	2,400
Net increase (decrease)	-	228	-	2,400
Fidelity® Equity Market Neutral Fund
Shares sold	400,549	539,684	4,234,371	5,593,195
Reinvestment of distributions	-	1,651	-	17,654
Shares redeemed	(190,752)	(203,481)	(2,009,967)	(2,079,697)
Net increase (decrease)	209,797	337,854	2,224,404	3,531,152
Class I
Shares sold	-	8,587	-	87,964
Reinvestment of distributions	-	234	-	2,500
Shares redeemed	(46)	(6,696)	(499)	(67,964)
Net increase (decrease)	(46)	2,125	(499)	22,500
Class Z
Shares sold	627	24,294	6,800	265,229
Reinvestment of distributions	-	225	-	2,400
Shares redeemed	(23,217)	(1,076)	(242,097)	(11,701)
Net increase (decrease)	(22,590)	23,443	(235,297)	255,928

  10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Fund	Affiliated %
Fidelity ® Equity Market Neutral Fund	53
  11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9911986.102
EMN-SANN-0926
Fidelity® SAI Managed Futures Fund

Semi-Annual Report
July 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Managed Futures Fund
Consolidated Schedule of Investments July 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 2.0%
	Shares	Value ($)
UNITED STATES - 2.0%
Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 0.9%
NVIDIA Corp	13,500	2,710,125
Software - 1.1%
Microsoft Corp	6,200	2,881,264
TOTAL UNITED STATES		5,591,389
TOTAL COMMON STOCKS (Cost $4,866,587)		5,591,389

Domestic Equity Funds - 5.8%
	Shares	Value ($)
iShares Core S&P 500 ETF	15,600	11,704,992
Vanguard S&P 500 ETF	5,600	3,845,240
TOTAL DOMESTIC EQUITY FUNDS (Cost $14,193,263)		15,550,232

U.S. Treasury Obligations - 50.5%
	Yield (%) (b)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/22/2026 (c)(d)	3.80	7,700,000	7,637,013
US Treasury Bills 0% 10/6/2026 (c)(d)(e)	3.70	97,000,000	96,368,163
US Treasury Bills 0% 8/13/2026 (c)(d)(e)	3.64	6,600,000	6,593,391
US Treasury Bills 0% 9/17/2026 (c)(d)(e)	3.71	25,500,000	25,383,414
TOTAL U.S. TREASURY OBLIGATIONS (Cost $135,950,434)			135,981,981

Money Market Funds - 41.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $111,372,413)	3.69	111,350,955	111,373,225

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $266,382,697)	268,496,827
NET OTHER ASSETS (LIABILITIES) - 0.3%	795,292
NET ASSETS - 100.0%	269,292,119

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ASX 24 S&P/ASX 200 Index Contracts (Australia)	25	9/2026	3,932,964	46,271
CBOT E-Mini Dow Jones Industrial Average Index Contracts (United States)	16	9/2026	4,210,800	42,408
CBOT Hard Red Winter Wheat Contracts (United States)	9	9/2026	318,375	32,535
CBOT Hard Red Winter Wheat Contracts (United States)	46	12/2026	1,664,625	18,531
CBOT Soybean Contracts (United States)	60	1/2027	3,603,750	(34,141)
CBOT Soybean Meal Contracts (United States)	16	1/2027	517,600	(3,679)
CBOT Soybean Oil Contracts (United States)	53	1/2027	2,125,830	(76,715)
CBOT Wheat Contracts (United States)	10	9/2026	319,625	21,845
CBOT Wheat Contracts (United States)	41	12/2026	1,347,875	(25,865)
CEC Gold Bullion Contracts (United States)	2	12/2026	821,400	(11,265)
CEC Silver Bullion Contracts (United States)	3	9/2026	866,790	(65,093)
CME E-Mini Nasdaq 100 Index Contracts (United States)	6	9/2026	3,408,510	(138,897)
CME E-Mini Russell 2000 Index Contracts (United States)	25	9/2026	3,672,500	(33,248)
CME E-Mini S&P 500 Index Contracts (United States)	10	9/2026	3,759,625	1,876
CME E-Mini S&P MidCap 400 Index Contracts (United States)	9	9/2026	3,395,610	(29,623)
CME Live Cattle Contracts (United States)	24	12/2026	2,178,720	(24,877)
COMEX Copper Contracts (United States)	32	12/2026	5,248,000	88,436
Eurex DAX Index Contracts (Germany)	2	9/2026	1,482,374	37,396
Eurex Euro STOXX 50 Contracts (Germany)	67	9/2026	4,923,847	67,923
Eurex Euro-OAT Contracts (Germany)	4	9/2026	540,274	(12,471)
Euronext CAC 40 Index Contracts (France)	38	8/2026	3,733,877	60,241
HKEX Hang Seng Index Contracts (Hong Kong)	31	8/2026	1,706,850	63,171
HKEX Hang Seng Index Contracts (Hong Kong)	19	8/2026	3,142,278	103,175
ICE Brent Crude Oil Contracts (United Kingdom)	28	9/2026	2,368,240	242,665
ICE Brent Crude Oil Contracts (United Kingdom)	57	11/2026	4,593,630	(119,981)
ICE Cotton No 2 Contracts (United States)	569	3/2027	23,715,920	1,443,765
ICE FTSE 100 Index Contracts (United Kingdom)	44	9/2026	6,443,054	209,824
ICE Gas Oil Contracts (United Kingdom)	36	1/2027	3,561,300	334,498
ICE Gas Oil Contracts (United Kingdom)	34	9/2026	4,183,700	837,942
ICE MSCI EAFE Index Contracts (United States)	9	9/2026	1,432,035	19,307
ICE MSCI Emerging Markets Index Contracts (United States)	7	9/2026	574,805	(16,749)
IDEM FTSE MIB Index Contracts (Italy)	21	9/2026	6,337,366	(27,929)
JSE FTSE TOP 40 Index Contracts (South Africa)	16	9/2026	999,537	(29,692)
KRX 3Y Korea Treasury Bond Contracts (South Korea)	139	9/2026	9,944,087	19,510
KRX KOSPI 200 Index Contracts (South Korea)	3	9/2026	535,694	(60,233)
LME Aluminum Contracts (United Kingdom)	108	9/2026	8,608,707	(503,443)
LME Lead Contracts (United Kingdom)	129	9/2026	5,997,242	(206,223)
LME Nickel Contracts (United Kingdom)	70	9/2026	7,211,988	(193,119)
LME Zinc Contracts (United Kingdom)	111	9/2026	10,170,847	301,928
MEFF IBEX 35 Index Contracts (Spain)	28	8/2026	6,396,841	139,687
NYMEX Heating Oil Contracts (United States)	25	12/2026	3,691,065	250,019
NYMEX WTI Crude Contracts (United States)	58	12/2026	4,343,040	97,530
NYMEX Gasoline RBOB Contracts (United States)	46	12/2026	4,781,507	128,381
NYMEX Gasoline RBOB Contracts (United States)	5	8/2026	653,982	78,224
NYMEX Heating Oil Contracts (United States)	15	8/2026	2,580,165	266,484
NYMEX Natural Gas Contracts (United States)	22	8/2026	604,340	(85,468)
NYMEX Palladium Contracts (United States)	2	9/2026	256,280	(41,655)
NYMEX Platinum Bullion Contracts (United States)	9	10/2026	746,415	(19,958)
NYMEX WTI Crude Contracts (United States)	27	8/2026	2,286,090	(70,345)
OMX Stockholm 30 Contracts (Sweden)	149	8/2026	5,098,003	143,641
OSE 10Y Japan Treasury Bond Contracts (Japan)	50	9/2026	39,932,749	(154,185)
OSE Nikkei 225 Index Contracts (Japan)	6	9/2026	2,402,941	(57,996)
OSE TOPIX Contracts (Japan)	16	9/2026	4,008,925	73,570
SGX FTSE China A50 Index Contracts (Singapore)	646	8/2026	9,564,676	(99,844)
SGX MSCI Singapore Index Contracts (Singapore)	322	8/2026	13,070,069	167,543
TFEX SET50 Index Contracts (Thailand)	897	9/2026	5,821,237	346,283
TME S&P/TSX 60 Index Contracts (Canada)	24	9/2026	7,137,426	21,802
TOTAL LONG				3,563,717
SHORT
ASX 10Y Australian Treasury Bond Contracts (Australia)	(278)	9/2026	(21,150,194)	(633)
ASX 3Y Australia Treasury Bond Contracts (Australia)	(980)	9/2026	(71,850,017)	(60,205)
CBOT 10Y US Treasury Notes Contracts (United States)	(154)	9/2026	(16,668,094)	115,248
CBOT 2Y US Treasury Notes Contracts (United States)	(178)	9/2026	(36,613,766)	88,457
CBOT 5Y US Treasury Notes Contracts (United States)	(372)	9/2026	(39,478,500)	247,612
CBOT Corn Contracts (United States)	(122)	9/2026	(2,688,575)	(66,813)
CBOT Corn Contracts (United States)	(46)	12/2026	(1,067,200)	(41,803)
CBOT Soybean Contracts (United States)	(59)	11/2026	(3,503,125)	(18,588)
CBOT Soybean Meal Contracts (United States)	(9)	12/2026	(289,080)	2,183
CBOT Soybean Oil Contracts (United States)	(8)	12/2026	(321,120)	15,898
CBOT US Treasury Long Bond Contracts (United States)	(65)	9/2026	(7,062,656)	131,975
CBOT US Treasury Ultra Bond Contracts (United States)	(96)	9/2026	(10,566,000)	263,249
CEC Copper Contracts (United States)	(3)	9/2026	(484,913)	(5,858)
CME 3M US SOFR Index Contracts (United States)	(843)	12/2026	(202,562,363)	391,060
CME 3M US SOFR Index Contracts (United States)	(414)	6/2027	(99,158,175)	438,400
CME 3M US SOFR Index Contracts (United States)	(527)	3/2027	(126,374,600)	443,221
CME 3M US SOFR Index Contracts (United States)	(369)	9/2027	(88,352,438)	123,267
CME Lean Hogs Contracts (United States)	(49)	12/2026	(1,483,230)	(2,338)
CME Lean Hogs Contracts (United States)	(43)	10/2026	(1,459,420)	3,310
CME Live Cattle Contracts (United States)	(1)	10/2026	(90,900)	2,647
Eurex Euro-BTP Contracts (Germany)	(55)	9/2026	(7,371,050)	65,483
Eurex Euro-Bobl Contracts (Germany)	(229)	9/2026	(30,061,883)	138,863
Eurex Euro-Bund Contracts (Germany)	(115)	9/2026	(16,491,659)	110,763
Eurex Euro-Buxl Contracts (Germany)	(88)	9/2026	(10,738,317)	191,717
Eurex Euro-Schatz Contracts (Germany)	(302)	9/2026	(36,724,841)	79,328
ICE 3M EURIBOR Index Contracts (United States)	(648)	9/2026	(181,962,573)	192,492
ICE 3M EURIBOR Index Contracts (United States)	(417)	12/2026	(116,867,875)	219,136
ICE 3M EURIBOR Index Contracts (United States)	(312)	6/2027	(87,287,805)	96,805
ICE 3M EURIBOR Index Contracts (United States)	(335)	3/2027	(93,770,771)	189,832
ICE 3M SONIA Index Contracts (United Kingdom)	(226)	6/2027	(72,877,324)	(14,423)
ICE 3M SONIA Index Contracts (United States)	(405)	12/2026	(131,151,406)	(153,361)
ICE 3M SONIA Index Contracts (United States)	(273)	3/2027	(88,185,001)	(72,620)
ICE 3M SONIA Index Contracts (United States)	(216)	9/2027	(69,598,080)	29,895
ICE Cocoa Contracts (United States)	(53)	9/2026	(2,860,410)	(712,019)
ICE Cocoa Contracts (United States)	(3)	12/2026	(166,080)	(20,282)
ICE Coffee C Contracts (United States)	(1)	12/2026	(117,994)	(17,759)
ICE Coffee Contracts (United States)	(2)	9/2026	(249,075)	(67,131)
ICE Cotton No 2 Contracts (United States)	(542)	12/2026	(22,165,090)	(1,319,996)
ICE Long GILT Futures (United Kingdom)	(63)	9/2026	(7,343,715)	118,001
ICE Sugar No 11 Contracts (United States)	(52)	9/2026	(853,798)	10,836
ICE US Sugar Contracts (United States)	(56)	2/2027	(974,042)	(14,666)
KRX 10Y Korea Treasury Bond Contracts (South Korea)	(107)	9/2026	(7,846,857)	(27,319)
LME Aluminum Contracts (United Kingdom)	(20)	9/2026	(1,594,205)	42,366
LME Lead Contracts (United Kingdom)	(34)	9/2026	(1,580,669)	45,894
LME Nickel Contracts (United Kingdom)	(13)	9/2026	(1,339,369)	8,554
LME Zinc Contracts (United Kingdom)	(25)	9/2026	(2,290,731)	(65,221)
NSE IFSC Nifty 50 Index Contracts (India)	(24)	8/2026	(1,173,504)	(30,201)
NYMEX Natural Gas Contracts (United States)	(30)	12/2026	(1,249,500)	30,057
SGX FTSE Taiwan Index Contracts (Singapore)	(2)	8/2026	(296,940)	(748)
TME 10Y Canadian Bond Contracts (Canada)	(64)	9/2026	(5,422,777)	35,947
TME 3M CORRA Contracts (Canada)	(278)	12/2026	(48,417,234)	(62,222)
TME 3M CORRA Contracts (Canada)	(425)	9/2027	(73,568,187)	71,156
TME 3M CORRA Contracts (Canada)	(430)	6/2027	(74,567,892)	(46,849)
TME 3M CORRA Contracts (Canada)	(404)	3/2027	(70,217,641)	(114,549)
TOTAL SHORT				1,008,048
TOTAL FUTURES CONTRACTS				4,571,765

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	8,295,000	USD	5,742,089	Bank of America NA	9/2026	89,907
AUD	6,158,000	USD	4,314,260	Bank of America NA	9/2026	15,267
AUD	3,806,000	USD	2,663,531	Bank of America NA	9/2026	12,367
AUD	4,016,000	USD	2,811,118	JPMorgan Chase Bank NA	9/2026	12,425
AUD	6,454,000	USD	4,448,461	JPMorgan Chase Bank NA	9/2026	89,176
AUD	2,184,000	USD	1,541,299	State Street Bank & Trust Co	9/2026	(5,786)
AUD	3,251,000	USD	2,236,067	State Street Bank & Trust Co	9/2026	49,625
AUD	2,085,000	USD	1,454,454	State Street Bank & Trust Co	9/2026	11,454
BRL	46,882,000	USD	8,798,183	Bank of America NA	10/2026	322,032
CAD	5,214,000	USD	3,681,053	BNP Paribas SA	9/2026	45,495
CAD	1,701,000	USD	1,219,584	JPMorgan Chase Bank NA	9/2026	(3,846)
CAD	5,267,000	USD	3,719,229	JPMorgan Chase Bank NA	9/2026	45,200
CAD	1,994,000	USD	1,413,918	JPMorgan Chase Bank NA	9/2026	11,234
CAD	49,158,000	USD	35,384,840	Royal Bank of Canada	9/2026	(250,647)
CAD	26,452,000	USD	18,886,933	Royal Bank of Canada	9/2026	18,833
CAD	5,203,000	USD	3,736,845	State Street Bank & Trust Co	9/2026	(18,158)
CAD	5,396,000	USD	3,821,427	State Street Bank & Trust Co	9/2026	35,201
CHF	6,108,000	USD	7,620,792	BNP Paribas SA	9/2026	(28,979)
CHF	3,205,000	USD	3,995,215	Bank of America NA	9/2026	(11,627)
CHF	1,597,000	USD	1,985,170	Bank of America NA	9/2026	(211)
CHF	4,347,000	USD	5,353,446	JPMorgan Chase Bank NA	9/2026	49,568
CHF	1,347,000	USD	1,681,253	State Street Bank & Trust Co	9/2026	(7,027)
CHF	1,082,000	USD	1,329,013	State Street Bank & Trust Co	9/2026	15,837
CHF	3,115,000	USD	3,866,837	State Street Bank & Trust Co	9/2026	4,888
CHF	2,902,000	USD	3,623,722	State Street Bank & Trust Co	9/2026	(16,741)
CHF	1,842,000	USD	2,296,429	State Street Bank & Trust Co	9/2026	(6,953)
CHF	1,747,000	USD	2,145,659	State Street Bank & Trust Co	9/2026	25,738
CLP	1,763,448,000	USD	1,927,687	Bank of America NA	9/2026	(30,367)
CNH	8,204,000	USD	1,214,953	Bank of America NA	9/2026	3,871
CNH	9,372,000	USD	1,391,649	Bank of America NA	9/2026	698
CNH	8,051,000	USD	1,195,625	Bank of America NA	9/2026	468
COP	45,107,582,000	USD	12,297,596	Bank of America NA	9/2026	1,854,096
CZK	31,318,000	USD	1,500,068	Barclays Bank PLC	9/2026	(8,350)
EUR	271,000	USD	314,667	JPMorgan Chase Bank NA	9/2026	(1,614)
GBP	1,980,000	USD	2,638,731	BNP Paribas SA	9/2026	29,755
GBP	3,885,000	USD	5,173,460	BNP Paribas SA	9/2026	62,433
GBP	6,790,000	USD	9,119,173	BNP Paribas SA	9/2026	31,847
GBP	1,438,000	USD	1,911,192	BNP Paribas SA	9/2026	26,829
GBP	3,300,000	USD	4,438,686	Bank of America NA	9/2026	8,791
GBP	7,538,000	USD	10,099,268	JPMorgan Chase Bank NA	9/2026	59,847
GBP	1,804,000	USD	2,414,978	JPMorgan Chase Bank NA	9/2026	16,309
HUF	1,987,956,000	USD	6,445,776	Bank of America NA	9/2026	(174,922)
IDR	30,569,190,000	USD	1,686,855	Bank of America NA	9/2026	4,599
INR	1,309,267,000	USD	13,620,321	Bank of America NA	9/2026	53,227
MXN	145,873,000	USD	8,318,843	State Street Bank & Trust Co	9/2026	71,566
NOK	43,500,000	USD	4,506,612	Bank of America NA	9/2026	80,235
NOK	10,059,000	USD	1,054,478	Bank of America NA	9/2026	6,191
NOK	26,151,000	USD	2,695,377	Royal Bank of Canada	9/2026	62,108
NOK	44,075,000	USD	4,636,599	State Street Bank & Trust Co	9/2026	10,878
NOK	41,123,000	USD	4,314,825	State Street Bank & Trust Co	9/2026	21,379
NOK	96,047,000	USD	9,651,644	State Street Bank & Trust Co	9/2026	476,008
NOK	14,374,000	USD	1,451,541	State Street Bank & Trust Co	9/2026	64,122
NZD	3,520,000	USD	1,993,640	Bank of America NA	9/2026	82,580
NZD	27,886,000	USD	16,323,544	Bank of America NA	9/2026	124,604
NZD	5,862,000	USD	3,337,584	JPMorgan Chase Bank NA	9/2026	120,031
NZD	8,316,000	USD	4,708,580	JPMorgan Chase Bank NA	9/2026	196,491
NZD	10,210,000	USD	5,917,144	Royal Bank of Canada	9/2026	105,075
PEN	34,850,000	USD	10,336,645	State Street Bank & Trust Co	9/2026	(99,568)
PLN	4,874,000	USD	1,329,956	State Street Bank & Trust Co	9/2026	(25,310)
RON	7,978,000	USD	1,751,222	Bank of America NA	9/2026	(2,637)
SEK	12,911,000	USD	1,341,331	Bank of America NA	9/2026	17,738
SEK	48,394,000	USD	5,050,216	Bank of America NA	9/2026	43,951
SEK	16,949,000	USD	1,754,895	Bank of America NA	9/2026	29,232
SEK	15,855,000	USD	1,649,081	Bank of America NA	9/2026	19,886
SEK	25,135,000	USD	2,592,599	Bank of America NA	9/2026	53,222
SEK	13,989,000	USD	1,474,435	Bank of America NA	9/2026	(1,891)
SEK	64,045,000	USD	6,825,206	Barclays Bank PLC	9/2026	(83,546)
SEK	80,557,000	USD	8,278,257	JPMorgan Chase Bank NA	9/2026	201,530
SEK	48,595,000	USD	5,035,510	Royal Bank of Canada	9/2026	79,816
SEK	40,689,000	USD	4,251,725	Royal Bank of Canada	9/2026	31,380
TWD	91,531,000	USD	2,881,958	Bank of America NA	9/2026	(41,005)
TWD	63,045,000	USD	1,977,138	Bank of America NA	9/2026	(20,337)
TWD	34,251,000	USD	1,057,456	JPMorgan Chase Bank NA	9/2026	5,632
TWD	286,167,000	USD	9,038,613	JPMorgan Chase Bank NA	9/2026	(156,516)
USD	2,664,830	AUD	3,773,000	Bank of America NA	9/2026	12,134
USD	14,591,813	AUD	20,869,000	Bank of America NA	9/2026	(80,628)
USD	2,339,264	AUD	3,360,000	Bank of America NA	9/2026	(23,064)
USD	2,292,366	AUD	3,272,000	Bank of America NA	9/2026	(8,090)
USD	1,512,619	AUD	2,192,000	Bank of America NA	9/2026	(28,518)
USD	14,069,502	AUD	20,014,000	Barclays Bank PLC	9/2026	(1,812)
USD	1,173,013	AUD	1,681,000	JPMorgan Chase Bank NA	9/2026	(8,854)
USD	1,146,855	AUD	1,641,000	JPMorgan Chase Bank NA	9/2026	(6,889)
USD	2,299,277	AUD	3,291,000	Royal Bank of Canada	9/2026	(14,538)
USD	2,710,499	AUD	3,908,000	Royal Bank of Canada	9/2026	(37,113)
USD	2,089,509	AUD	2,996,000	Royal Bank of Canada	9/2026	(16,899)
USD	1,134,813	CAD	1,582,000	Brown Brothers Harriman & Co.	9/2026	4,127
USD	2,181,136	CAD	3,056,000	JPMorgan Chase Bank NA	9/2026	(3,047)
USD	1,132,752	CAD	1,601,000	JPMorgan Chase Bank NA	9/2026	(11,514)
USD	11,856,395	CAD	16,674,000	JPMorgan Chase Bank NA	9/2026	(60,842)
USD	2,547,383	CAD	3,607,000	JPMorgan Chase Bank NA	9/2026	(30,611)
USD	1,782,991	CAD	2,473,000	JPMorgan Chase Bank NA	9/2026	15,490
USD	6,350,412	CAD	8,993,000	JPMorgan Chase Bank NA	9/2026	(77,062)
USD	9,852,082	CAD	13,982,000	JPMorgan Chase Bank NA	9/2026	(141,129)
USD	1,465,014	CAD	2,069,000	Royal Bank of Canada	9/2026	(13,741)
USD	1,540,532	CAD	2,176,000	State Street Bank & Trust Co	9/2026	(14,698)
USD	1,356,246	CAD	1,915,000	State Street Bank & Trust Co	9/2026	(12,443)
USD	2,832,734	CAD	3,967,000	State Street Bank & Trust Co	9/2026	(2,559)
USD	4,844,043	CHF	3,884,000	BNP Paribas SA	9/2026	16,506
USD	1,319,042	CHF	1,051,000	Bank of America NA	9/2026	12,723
USD	3,084,966	CHF	2,428,000	Bank of America NA	9/2026	67,134
USD	1,545,775	CHF	1,241,000	Bank of America NA	9/2026	3,299
USD	938,949	CHF	740,000	Brown Brothers Harriman & Co.	9/2026	19,182
USD	8,029,503	CHF	6,487,000	JPMorgan Chase Bank NA	9/2026	(33,380)
USD	7,441,949	CHF	5,991,000	Royal Bank of Canada	9/2026	(4,440)
USD	1,580,007	CHF	1,257,000	State Street Bank & Trust Co	9/2026	17,645
USD	1,169,519	CLP	1,077,946,000	State Street Bank & Trust Co	9/2026	9,741
USD	1,438,588	CLP	1,359,466,000	State Street Bank & Trust Co	9/2026	(24,082)
USD	1,198,071	CNH	8,089,000	BNP Paribas SA	9/2026	(3,668)
USD	1,838,218	CNH	12,435,000	Bank of America NA	9/2026	(9,182)
USD	1,134,555	CNH	7,643,000	Bank of America NA	9/2026	(924)
USD	1,142,622	CNH	7,705,000	Brown Brothers Harriman & Co.	9/2026	(2,067)
USD	1,095,079	CNH	7,409,000	Brown Brothers Harriman & Co.	9/2026	(5,635)
USD	1,182,515	CNH	7,984,000	JPMorgan Chase Bank NA	9/2026	(3,624)
USD	13,333,549	CNH	89,682,000	Royal Bank of Canada	9/2026	9,987
USD	2,314,236	CNH	15,620,000	State Street Bank & Trust Co	9/2026	(6,341)
USD	1,009,377	COP	3,599,440,000	State Street Bank & Trust Co	9/2026	(119,882)
USD	1,061,596	CZK	22,478,000	Bank of America NA	9/2026	(9,061)
USD	1,001,380	CZK	21,002,000	JPMorgan Chase Bank NA	9/2026	1,026
USD	1,049,255	CZK	22,310,000	Royal Bank of Canada	9/2026	(13,400)
USD	1,355,689	EUR	1,189,000	BNP Paribas SA	9/2026	(17,816)
USD	1,112,229	EUR	976,000	BNP Paribas SA	9/2026	(15,224)
USD	1,130,393	EUR	989,000	Bank of America NA	9/2026	(12,077)
USD	1,278,673	EUR	1,115,000	JPMorgan Chase Bank NA	9/2026	(9,349)
USD	1,396,385	EUR	1,216,000	JPMorgan Chase Bank NA	9/2026	(8,310)
USD	1,034,981	EUR	902,000	JPMorgan Chase Bank NA	9/2026	(6,989)
USD	1,230,289	EUR	1,067,000	JPMorgan Chase Bank NA	9/2026	(2,285)
USD	1,050,219	EUR	918,000	JPMorgan Chase Bank NA	9/2026	(10,233)
USD	1,136,574	EUR	977,000	State Street Bank & Trust Co	9/2026	7,966
USD	1,028,655	EUR	889,000	State Street Bank & Trust Co	9/2026	1,702
USD	1,091,761	GBP	817,000	BNP Paribas SA	9/2026	(9,326)
USD	3,790,845	GBP	2,864,000	BNP Paribas SA	9/2026	(69,026)
USD	4,222,796	GBP	3,152,000	Bank of America NA	9/2026	(25,219)
USD	5,920,933	GBP	4,436,000	Bank of America NA	9/2026	(57,554)
USD	1,003,733	GBP	758,000	JPMorgan Chase Bank NA	9/2026	(17,839)
USD	2,871,809	GBP	2,141,000	JPMorgan Chase Bank NA	9/2026	(13,660)
USD	2,648,647	GBP	1,997,000	JPMorgan Chase Bank NA	9/2026	(42,750)
USD	5,735,661	GBP	4,253,000	JPMorgan Chase Bank NA	9/2026	3,807
USD	1,041,057	GBP	787,000	JPMorgan Chase Bank NA	9/2026	(19,598)
USD	6,697,168	GBP	5,087,000	Royal Bank of Canada	9/2026	(158,685)
USD	3,050,217	GBP	2,312,000	State Street Bank & Trust Co	9/2026	(65,712)
USD	5,650,448	GBP	4,276,000	State Street Bank & Trust Co	9/2026	(112,404)
USD	2,591,542	GBP	1,929,000	State Street Bank & Trust Co	9/2026	(8,210)
USD	1,064,529	HUF	329,036,000	State Street Bank & Trust Co	9/2026	26,610
USD	4,071,572	IDR	73,629,446,000	BNP Paribas SA	9/2026	(2,493)
USD	1,127,114	IDR	20,514,595,000	BNP Paribas SA	9/2026	(8,000)
USD	432,840	ILS	1,271,000	Bank of America NA	9/2026	16,402
USD	1,002,719	ILS	2,972,000	JPMorgan Chase Bank NA	9/2026	28,957
USD	1,046,044	ILS	3,141,000	Royal Bank of Canada	9/2026	16,910
USD	1,428,043	INR	135,764,000	Bank of America NA	9/2026	10,168
USD	1,213,710	INR	117,299,000	State Street Bank & Trust Co	9/2026	(11,322)
USD	1,042,078	JPY	167,526,000	Bank of America NA	9/2026	(14,521)
USD	1,011,877	JPY	160,967,000	Brown Brothers Harriman & Co.	9/2026	(3,354)
USD	4,995,153	JPY	794,060,000	Brown Brothers Harriman & Co.	9/2026	(13,042)
USD	1,771,453	JPY	284,236,000	JPMorgan Chase Bank NA	9/2026	(21,245)
USD	1,031,320	JPY	166,113,000	JPMorgan Chase Bank NA	9/2026	(16,367)
USD	1,306,292	JPY	210,909,000	JPMorgan Chase Bank NA	9/2026	(23,927)
USD	1,093,248	KRW	1,655,178,000	Bank of America NA	9/2026	(54,487)
USD	1,056,000	KRW	1,602,269,000	Barclays Bank PLC	9/2026	(55,047)
USD	5,410,754	KRW	8,238,523,000	JPMorgan Chase Bank NA	9/2026	(302,010)
USD	1,036,492	MXN	18,183,000	Bank of America NA	9/2026	(9,368)
USD	2,811,279	NOK	27,218,000	Bank of America NA	9/2026	(58,716)
USD	2,219,490	NOK	21,731,000	Bank of America NA	9/2026	(71,930)
USD	1,415,108	NOK	13,868,000	Bank of America NA	9/2026	(47,200)
USD	3,390,212	NOK	32,310,000	Bank of America NA	9/2026	(16,708)
USD	4,793,212	NOK	46,902,000	Bank of America NA	9/2026	(152,358)
USD	1,015,170	NOK	9,997,000	Brown Brothers Harriman & Co.	9/2026	(38,962)
USD	2,833,002	NOK	27,586,000	Brown Brothers Harriman & Co.	9/2026	(75,797)
USD	2,118,932	NOK	20,482,000	Brown Brothers Harriman & Co.	9/2026	(40,787)
USD	6,399,616	NOK	62,098,000	JPMorgan Chase Bank NA	9/2026	(148,292)
USD	17,743,404	NOK	168,609,000	JPMorgan Chase Bank NA	9/2026	(35,530)
USD	6,942,572	NOK	66,582,000	JPMorgan Chase Bank NA	9/2026	(78,150)
USD	5,125,587	NOK	49,314,000	State Street Bank & Trust Co	9/2026	(74,315)
USD	5,202,961	NOK	49,716,000	State Street Bank & Trust Co	9/2026	(39,331)
USD	1,593,515	NZD	2,798,000	Bank of America NA	9/2026	(56,845)
USD	2,463,645	NZD	4,215,000	Bank of America NA	9/2026	(22,511)
USD	1,645,332	NZD	2,890,000	Bank of America NA	9/2026	(59,293)
USD	1,760,169	NZD	3,005,000	Bank of America NA	9/2026	(12,286)
USD	1,306,573	NZD	2,254,000	Bank of America NA	9/2026	(22,915)
USD	2,198,170	NZD	3,761,000	Bank of America NA	9/2026	(20,201)
USD	5,768,586	NZD	9,984,000	Bank of America NA	9/2026	(120,330)
USD	4,983,223	NZD	8,755,000	Brown Brothers Harriman & Co.	9/2026	(180,785)
USD	1,063,624	NZD	1,836,000	Brown Brothers Harriman & Co.	9/2026	(19,314)
USD	1,176,561	NZD	2,008,000	JPMorgan Chase Bank NA	9/2026	(7,828)
USD	4,668,386	NZD	7,997,000	JPMorgan Chase Bank NA	9/2026	(48,527)
USD	1,993,416	NZD	3,417,000	State Street Bank & Trust Co	9/2026	(22,051)
USD	1,813,783	NZD	3,092,000	State Street Bank & Trust Co	9/2026	(9,988)
USD	1,080,094	PEN	3,668,000	Bank of America NA	9/2026	2,631
USD	3,124,931	PHP	192,832,000	BNP Paribas SA	9/2026	(22,871)
USD	1,030,938	PHP	63,547,000	Barclays Bank PLC	9/2026	(6,408)
USD	1,007,884	PHP	62,131,000	JPMorgan Chase Bank NA	9/2026	(6,347)
USD	1,107,559	PHP	68,703,000	JPMorgan Chase Bank NA	9/2026	(13,953)
USD	1,155,386	PLN	4,384,000	Bank of America NA	9/2026	(18,099)
USD	1,011,338	PLN	3,711,000	Bank of America NA	9/2026	17,997
USD	1,008,511	PLN	3,819,000	JPMorgan Chase Bank NA	9/2026	(13,738)
USD	1,036,772	PLN	3,906,000	State Street Bank & Trust Co	9/2026	(8,765)
USD	1,057,303	RON	4,882,000	Bank of America NA	9/2026	(12,714)
USD	1,218,960	RON	5,596,000	Bank of America NA	9/2026	(7,548)
USD	1,117,443	RON	5,167,000	Bank of America NA	9/2026	(15,039)
USD	1,022,533	RON	4,701,000	Bank of America NA	9/2026	(7,812)
USD	1,085,642	RON	4,965,000	JPMorgan Chase Bank NA	9/2026	(2,566)
USD	2,985,443	SEK	28,769,000	Bank of America NA	9/2026	(42,910)
USD	3,408,750	SEK	32,999,000	Bank of America NA	9/2026	(64,872)
USD	3,535,098	SEK	33,001,000	Bank of America NA	9/2026	61,266
USD	3,327,869	SEK	32,249,000	Bank of America NA	9/2026	(66,804)
USD	3,708,470	SEK	36,007,000	Bank of America NA	9/2026	(81,787)
USD	1,491,911	SEK	13,944,000	Bank of America NA	9/2026	24,104
USD	2,064,865	SEK	19,863,000	Bank of America NA	9/2026	(26,002)
USD	7,269,468	SEK	69,564,000	Royal Bank of Canada	9/2026	(53,147)
USD	1,252,812	SEK	11,808,000	State Street Bank & Trust Co	9/2026	9,850
USD	2,971,857	SEK	27,715,000	State Street Bank & Trust Co	9/2026	54,453
USD	1,080,222	SGD	1,390,000	Bank of America NA	9/2026	(7,096)
USD	1,115,320	SGD	1,436,000	Bank of America NA	9/2026	(7,981)
USD	1,186,042	SGD	1,529,000	Bank of America NA	9/2026	(10,008)
USD	1,246,252	SGD	1,603,000	Bank of America NA	9/2026	(7,684)
USD	1,212,098	SGD	1,546,000	Bank of America NA	9/2026	2,751
USD	1,090,444	SGD	1,403,000	JPMorgan Chase Bank NA	9/2026	(7,043)
USD	20,224,989	SGD	25,828,000	JPMorgan Chase Bank NA	9/2026	21,214
USD	1,213,148	SGD	1,564,000	State Street Bank & Trust Co	9/2026	(10,280)
USD	1,440,905	SGD	1,854,000	State Street Bank & Trust Co	9/2026	(9,373)
USD	1,085,027	SGD	1,397,000	State Street Bank & Trust Co	9/2026	(7,766)
USD	1,019,279	THB	33,885,000	JPMorgan Chase Bank NA	9/2026	1,500
USD	1,064,836	THB	34,929,000	JPMorgan Chase Bank NA	9/2026	15,700
USD	1,296,238	THB	43,777,000	JPMorgan Chase Bank NA	9/2026	(18,659)
USD	1,027,878	THB	34,302,000	JPMorgan Chase Bank NA	9/2026	(2,426)
USD	5,174,583	THB	169,509,000	JPMorgan Chase Bank NA	9/2026	83,167
USD	1,011,761	TWD	32,605,000	Bank of America NA	9/2026	(238)
USD	7,989,585	TWD	252,375,000	Bank of America NA	9/2026	156,330
USD	12,365,703	TWD	397,545,000	Bank of America NA	9/2026	26,639
USD	1,179,676	TWD	38,192,000	State Street Bank & Trust Co	9/2026	(5,734)
ZAR	68,649,000	USD	4,147,097	State Street Bank & Trust Co	9/2026	(6,279)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						593,667
Unrealized Appreciation						5,689,790
Unrealized Depreciation						(5,096,123)

Credit Default Swaps
Underlying Reference	Rating(3)	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(4)		Value ($)(3)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5Y CDX NA IG Series 46 Index		6/2031	ICE	(1%)	Quarterly		130,634,000	(2,703,730)	2,255,544	(448,186)
5Y CDX EM CDSI Series 45 Index		6/2031	ICE	(1%)	Quarterly		37,999,000	607,058	(1,292,570)	(685,512)
iTraxx Europe Series 45 Index		6/2031	ICE	(1%)	Quarterly	EUR	107,433,000	(2,634,959)	1,982,044	(652,915)

TOTAL BUY PROTECTION								(4,731,631)	2,945,018	(1,786,613)
Sell Protection
iTraxx Crossover Series 45 Index	NR	6/2031	ICE	5%	Quarterly	EUR	26,742,000	3,131,027	(2,111,646)	1,019,381
CDX NA HY Series 46 Index	NR	6/2031	ICE	5%	Quarterly		65,575,620	5,177,753	(3,004,594)	2,173,159

TOTAL SELL PROTECTION								8,308,780	(5,116,240)	3,192,540
TOTAL CREDIT DEFAULT SWAPS								3,577,149	(2,171,222)	1,405,927

(1)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(4)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
iShares Core S&P 500 ETF	Pay	Monthly	U.S. SOFR Index plus 65 basis points	Monthly	Goldman Sachs International	10/2026	2,441,684	(436,407)	0	(436,407)
iShares Core S&P 500 ETF	Pay	Monthly	U.S. SOFR Index plus 65 basis points	Monthly	Goldman Sachs International	9/2026	6,741,900	13,422	0	13,422
iShares Core S&P 500 ETF	Pay	Monthly	U.S. SOFR Index plus 78 basis points	Monthly	Goldman Sachs International	9/2026	2,247,300	4,423	0	4,423
Vanguard S&P 500 ETF	Pay	Monthly	U.S. SOFR Index plus 78 basis points	Monthly	Goldman Sachs International	9/2026	2,696,760	5,385	0	5,385
Microsoft Corp	Pay	Monthly	U.S. SOFR Index plus 62 basis points	Monthly	Goldman Sachs International	9/2026	3,838,576	7,251	0	7,251
NVIDIA Corp (Germany)	Pay	At Maturity	U.S. SOFR Index plus 45 basis points	At Maturity	Goldman Sachs International	8/2026	2,652,885	(56,334)	0	(56,334)
TOTAL RETURN SWAPS								(462,260)	0	(462,260)

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Offshore Currency
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
PHP	-	Philippines
PLN	-	Polish Zloty
RON	-	Romanian Leu
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TWD	-	Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $3,391,680.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $27,069,961.
(e)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $8,659,698.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	80,528,727	125,906,900	95,062,476	1,830,464	(4,902)	4,976	111,373,225	111,350,955
	80,528,727	125,906,900	95,062,476	1,830,464	(4,902)	4,976	111,373,225

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Information Technology	5,591,389	5,591,389	-	-

Domestic Equity Funds	15,550,232	15,550,232	-	-

U.S. Treasury Obligations	135,981,981	-	135,981,981	-

Money Market Funds	111,373,225	111,373,225	-	-
Total Investments in Securities:	268,496,827	132,514,846	135,981,981	-
Derivative Instruments:

Assets
Futures Contracts	9,650,063	9,650,063	-	-
Forward Foreign Currency Contracts	5,689,790	-	5,689,790	-
Swaps	8,946,319	-	8,946,319	-
Total Assets	24,286,172	9,650,063	14,636,109	-

Liabilities
Futures Contracts	(5,078,298)	(5,078,298)	-	-
Forward Foreign Currency Contracts	(5,096,123)	-	(5,096,123)	-
Swaps	(5,831,430)	-	(5,831,430)	-
Total Liabilities	(16,005,851)	(5,078,298)	(10,927,553)	-
Total Derivative Instruments:	8,280,321	4,571,765	3,708,556	-
Consolidated Financial Statements (Unaudited)

Consolidated Statement of Assets and Liabilities

As of July 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$157,123,602
Investments in securities, at value - affiliated issuers	111,373,225
Foreign currency held at value	27,756
Unrealized appreciation on forward foreign currency contracts	5,689,790
Distributions receivable from affiliated funds	334,731
Receivable for variation margin on futures contracts	505,283
Receivable for variation margin on centrally cleared swaps	45,049
Bi-lateral OTC swaps, at value	30,481
Prepaid expenses	2,369
Receivable from investment adviser for expense reductions	13,189
Total assets	275,145,475
Liabilities
Unrealized depreciation on forward foreign currency contracts	5,096,123
Bi-lateral OTC swaps, at value	492,741
Accrued management fee	215,600
Other payables and accrued expenses	48,892
Total liabilities	5,853,356
Net Assets	$269,292,119
Net assets consist of:
Paid in capital	246,469,540
Total accumulated earnings (loss)	22,822,579
Net Assets	$269,292,119

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($269,292,119/23,237,571 shares)	$11.59

Other Information
Unaffiliated issuers, cost	155,010,284
Affiliated issuers, cost	111,372,413
Foreign currency holdings, cost	27,756
Consolidated Statement of Operations

Six months ended July 31, 2026 (Unaudited)

Investment Income
Dividends - unaffiliated issuers	$67,068
Dividends - affiliated issuers	1,830,464
Interest	1,967,331
Total investment income	3,864,863
Expenses
Management fee	1,128,327
Custodian fees and expenses	6,830
Independent trustees' fees and expenses	28,341
Registration fees	44,330
Audit	42,011
Legal	4,659
Commitment fee	51
Miscellaneous	23,477
Total expenses	1,278,026
Expense reimbursements and reductions	(89,867)
Total expenses after reductions	1,188,159
Net investment income (loss)	2,676,704
Net realized gain (loss)
Investments - unaffiliated issuers	(107,390)
Investments - affiliated issuers	(4,902)
Forward foreign currency contracts	(1,563,513)
Foreign currency transactions	(6,178)
Futures contracts	22,144,899
Swaps	(1,837,347)
Net realized gain (loss)	18,625,569
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	1,468,803
Investments - affiliated issuers	4,976
Forward foreign currency contracts	(963,444)
Assets and liabilities in foreign currencies	228
Futures contracts	(1,947,687)
Swaps	828,757
Total change in net unrealized appreciation (depreciation)	(608,367)
Net gain (loss)	18,017,202
Net increase (decrease) in net assets resulting from operations	$20,693,906

Consolidated Statement of Changes in Net Assets
	Six months ended July 31, 2026 (Unaudited)	For the period June 17, 2025 (commencement of operations) through January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,676,704	$1,855,045
Net realized gain (loss)	18,625,569	3,206,059
Change in net unrealized appreciation (depreciation)	(608,367)	8,831,714
Net increase (decrease) in net assets resulting from operations	20,693,906	13,892,818
Distributions to shareholders
Distributions to shareholders	(7,726,768)	(4,037,377)
Total distributions	(7,726,768)	(4,037,377)
Net increase (decrease) in net assets resulting from share transactions	77,623,181	168,846,359
Total increase (decrease) in net assets	90,590,319	178,701,800
Net Assets
Beginning of period	178,701,800	-
End of period	$269,292,119	$178,701,800
Consolidated Financial Highlights
Fidelity® SAI Managed Futures Fund

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026 A
Selected Per Share Data
Net asset value, beginning of period	$10.92	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.13	.18
Net realized and unrealized gain (loss)	.95	1.07
Total from investment operations	1.08	1.25
Distributions
Distributions from net investment income	(.23)	(.13)
Distributions from net realized gain	(.18)	(.20)
Total distributions	(.41)	(.33)
Net asset value, end of period	$11.59	$10.92
Total Return D, E	10.14%	12.63%
Ratios and Supplemental Data C, F, G
Ratio of expenses to average net assets before reductions	1.13% H	1.18% H, I
Ratio of expenses to average net assets net of fee waivers, if any	1.05% H	1.05% H
Ratio of expenses to average net assets net of all reductions, if any	1.05% H	1.05% H
Ratio of net investment income (loss) to average net assets	2.37% H	2.75% H
Net assets, end of period	$269,292,119	$178,701,800
Portfolio turnover rate J	27% H	-%

AFor the period June 17, 2025 (commencement of operations) through January 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended July 31, 2026

  1. Organization.
Fidelity® SAI Managed Futures Fund (the Fund) is a non-diversified fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates.

  2. Consolidated Subsidiary.
Commodity-related investments are held through a wholly owned subsidiary (Subsidiary). As of period end, investments in Subsidiaries were as follows:

	Subsidiary Name	Net Assets of Subsidiary ($)	% of Fund's Total Assets
Fidelity® SAI Managed Futures Fund	Fidelity SAI Managed Futures Cayman Ltd.	53,923,302	20.0

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

  3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income.  Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the Consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, swaps, market discount, controlled foreign corporations, constructive sales, conversion transactions and losses deferred due to offsetting positions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® SAI Managed Futures Fund	266,162,185	20,897,516	(12,453,775)	8,443,741

  4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.
Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund.

A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments.

Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® SAI Managed Futures Fund
Commodity Risk
Futures Contracts	4,304,528	(3,834,301)	14,891,992	(3,266,814)
Total Commodity Risk	4,304,528	(3,834,301)	14,891,992	(3,266,814)
Credit Risk
Swaps	8,915,838	(5,338,689)	(955,439)	1,171,429
Total Credit Risk	8,915,838	(5,338,689)	(955,439)	1,171,429
Equity Risk
Futures Contracts	1,544,118	(525,160)	6,073,951	(1,536,068)
Swaps	30,481	(492,741)	(881,908)	(342,672)
Total Equity Risk	1,574,599	(1,017,901)	5,192,043	(1,878,740)
Foreign Exchange Risk
Forward Foreign Currency Contracts	5,689,790	(5,096,123)	(1,563,513)	(963,444)
Total Foreign Exchange Risk	5,689,790	(5,096,123)	(1,563,513)	(963,444)
Interest Rate Risk
Futures Contracts	3,801,417	(718,837)	1,178,956	2,855,195
Total Interest Rate Risk	3,801,417	(718,837)	1,178,956	2,855,195

Totals	24,286,172	(16,005,851)	18,744,039	(2,082,374)

Value of Derivative Assets/Liabilities Legend
For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).

For forward foreign currency contracts, gross value is presented in the Consolidated Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).

For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

For centrally cleared swaps, reflects gross value as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end variation margin for centrally cleared swaps is included in receivable or payable for variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in total accumulated earnings (loss).

Derivative Instruments by Counterparty Exposure. The table below summarizes derivatives inclusive of potential netting arrangements at period end. Collateral received and collateral pledged reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts. Net represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity.

Fidelity® SAI Managed Futures Fund
Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received ($)	Collateral Pledged ($)	Net ($)
Bank of America NA	3,236,540	(1,653,577)	(1,582,963)	-	-
Barclays Bank PLC	-	(155,163)	-	-	(155,163)
BNP Paribas SA	212,865	(177,403)	-	-	35,462
Brown Brothers Harriman & Co	23,309	(379,743)	-	301,026	(55,408)
Goldman Sachs International	30,481	(492,741)	-	462,260	-
JPMorgan Chase Bank NA	978,304	(1,416,549)	-	438,245	-
Royal Bank of Canada	324,109	(562,610)	-	238,501	-
State Street Bank & Trust Co	914,663	(751,078)	-	-	163,585
Total	$5,720,271	$(5,588,864)	$(1,582,963)	$1,440,032	$(11,524)

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® SAI Managed Futures Fund
Forward Foreign Currency Contracts	644,880,823
Futures	1,665,411,891
Swaps	349,539,648

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Consolidated Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, commodities market, and bond market and fluctuation in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These payments, if any, are included in receivable or payable for variation margin on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps".

Credit Defaut Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Consolidated Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Consolidated Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency. A fund enters into total return swaps to manage its market exposure.

  5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® SAI Managed Futures Fund	24,461,172	8,000,000

  6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® SAI Managed Futures Fund	1.00

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Consolidated Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable:  interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® SAI Managed Futures Fund	1.05	May 31, 2027	89,655

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® SAI Managed Futures Fund	212

  9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026
Fidelity® SAI Managed Futures Fund
Fidelity® SAI Managed Futures Fund (Commencement of sale of shares June 17, 2025)	7,726,768	4,037,377
Total	7,726,768	4,037,377

  10. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026	July 31, 2026	January 31, 2026

Fidelity® SAI Managed Futures Fund (Commencement of sale of shares June 17, 2025)
Shares sold	8,829,747	15,978,816	100,000,001	164,809,139
Reinvestment of distributions	718,101	385,983	7,726,768	4,037,377
Shares redeemed	(2,675,059)	(16)	(30,103,588)	(157)
Net increase (decrease)	6,872,789	16,364,783	77,623,181	168,846,359

  11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Alternatives Fund
Fidelity ® SAI Managed Futures Fund	100%
  12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9918622.101
SFF-SANN-0926
Fidelity® Managed Futures ETF

Semi-Annual Report
July 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Managed Futures ETF
Consolidated Schedule of Investments July 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 2.9%
	Shares	Value ($)
UNITED STATES - 2.9%
Information Technology - 2.9%
Semiconductors & Semiconductor Equipment - 2.1%
NVIDIA Corp	34,000	6,825,500
Software - 0.8%
Microsoft Corp	6,500	3,020,680
TOTAL UNITED STATES		9,846,180
TOTAL COMMON STOCKS (Cost $8,456,775)		9,846,180

Domestic Equity Funds - 3.8%
	Shares	Value ($)
iShares Core S&P 500 ETF (Cost $11,177,862)	16,600	12,455,312

U.S. Treasury Obligations - 49.6%
	Yield (%) (b)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/22/2026 (c)(d)(e)	3.80	103,000,000	102,157,444
US Treasury Bills 0% 10/6/2026 (c)(d)(e)	3.70	62,400,000	61,993,540
TOTAL U.S. TREASURY OBLIGATIONS (Cost $164,095,857)			164,150,984

Money Market Funds - 42.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $140,973,951)	3.69	140,950,397	140,978,587

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $324,704,445)	327,431,063
NET OTHER ASSETS (LIABILITIES) - 1.1%	3,675,023
NET ASSETS - 100.0%	331,106,086

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
Bursa Malaysia Crude Palm Oil Contracts (Malaysia)	119	10/2026	3,380,136	42,762
CBOT Hard Red Winter Wheat Contracts (United States)	13	9/2026	459,875	47,123
CBOT Hard Red Winter Wheat Contracts (United States)	83	12/2026	3,003,563	9,192
CBOT Soybean Contracts (United States)	96	1/2027	5,766,000	(86,711)
CBOT Soybean Meal Contracts (United States)	30	1/2027	970,500	(9,512)
CBOT Soybean Oil Contracts (United States)	85	1/2027	3,409,350	(148,400)
CBOT Wheat Contracts (United States)	15	9/2026	479,438	32,767
CBOT Wheat Contracts (United States)	67	12/2026	2,202,625	(26,262)
CEC Gold Bullion Contracts (United States)	4	12/2026	1,642,800	(26,410)
CEC Silver Bullion Contracts (United States)	3	9/2026	866,790	(39,818)
CME E-Mini Russell 2000 Index Contracts (United States)	9	9/2026	1,322,100	(19,604)
CME E-Mini S&P MidCap 400 Index Contracts (United States)	1	9/2026	377,290	(9,452)
CME Live Cattle Contracts (United States)	42	12/2026	3,812,760	(12,884)
COMEX Copper Contracts (United States)	30	12/2026	4,920,000	82,582
COMEX US Midwest Hot-Rolled Coil Steel Contracts (United States)	75	9/2026	1,803,000	27,581
EEX French Financial Baseload Contracts (Germany)	19	9/2026	1,533,344	368,997
EEX Italian Power Base Contracts (Germany)	18	9/2026	2,505,219	(17,237)
EEX Phelix DE Baseload Contracts (Germany)	25	9/2026	2,864,386	435,560
Eurex Euro STOXX 50 Contracts (Germany)	34	9/2026	2,493,035	28,481
Eurex Euro-OAT Contracts (Germany)	38	9/2026	5,121,029	(69,044)
Euronext MATIF Rapeseed Contracts (France)	208	10/2026	6,138,414	(182,371)
Euronext MATIF Wheat Contracts (France)	14	12/2026	183,628	(6,878)
HKEX Hang Seng Index Contracts (Hong Kong)	7	8/2026	1,157,799	38,010
ICE Rotterdam Coal Contracts (United Kingdom)	5	8/2026	610,000	(5,805)
ICE Rotterdam Coal Contracts (United Kingdom)	20	9/2026	2,460,000	96,982
ICE Cotton No 2 Contracts (United States)	932	3/2027	38,845,760	2,009,152
ICE Crude Oil Contracts (United Kingdom)	37	10/2026	2,830,537	(49,283)
ICE Endex Bull Carbon Emission Contracts (Netherlands)	9	12/2026	841,443	4,037
ICE FTSE 100 Index Contracts (United Kingdom)	21	9/2026	3,070,530	92,462
ICE Gas Oil Contracts (United Kingdom)	33	1/2027	3,264,525	304,553
ICE Gas Oil Contracts (United Kingdom)	57	9/2026	7,013,850	1,139,305
ICE Murban Crude Contracts (United Arab Emirates)	5	9/2026	397,350	(9)
ICE Murban Crude Contracts (United Arab Emirates)	17	8/2026	1,453,330	289,129
ICE Natural Gas Contracts (Netherlands)	35	8/2026	1,712,696	145,986
ICE Natural Gas Contracts (United Kingdom)	5	9/2026	303,605	(12)
ICE Natural Gas Contracts (United Kingdom)	25	8/2026	1,456,236	288,520
ICE White Sugar Contracts (United Kingdom)	37	9/2026	853,960	2,598
IDEM FTSE MIB Index Contracts (Italy)	13	9/2026	3,914,286	(27,006)
KRX 3Y Korea Treasury Bond Contracts (South Korea)	395	9/2026	28,600,582	69,180
LME Aluminum Contracts (United Kingdom)	105	9/2026	8,369,576	(503,082)
LME Lead Contracts (United Kingdom)	27	9/2026	1,255,237	(73,119)
LME Nickel Contracts (United Kingdom)	66	9/2026	6,799,874	(224,383)
LME Tin Contracts (United Kingdom)	10	9/2026	2,757,400	110,399
LME Zinc Contracts (United Kingdom)	114	9/2026	10,445,735	307,696
MEFF IBEX 35 Index Contracts (Spain)	23	8/2026	5,242,701	100,803
MIAX Wheat Contracts (United States)	44	9/2026	1,517,450	155
NYMEX Heating Oil Contracts (United States)	23	12/2026	3,395,780	214,578
NYMEX Ethanol Contracts (United States)	75	9/2026	6,142,500	95,369
NYMEX Gasoline RBOB Contracts (United States)	44	12/2026	4,573,615	102,523
NYMEX Gasoline RBOB Contracts (United States)	9	8/2026	1,177,168	115,311
NYMEX Heating Oil Contracts (United States)	24	8/2026	4,128,264	415,220
NYMEX Natural Gas Contracts (United States)	37	8/2026	1,016,390	(112,611)
NYMEX Palladium Contracts (United States)	2	9/2026	256,280	(21,025)
NYMEX Platinum Bullion Contracts (United States)	14	10/2026	1,161,090	(36,089)
NYMEX Propane Contracts (United States)	50	9/2026	1,466,493	(103,378)
OMX Stockholm 30 Contracts (Sweden)	78	8/2026	2,663,774	61,489
OSE 10Y Japan Treasury Bond Contracts (Japan)	92	9/2026	73,420,882	(229,562)
OSE Nikkei 225 Index Contracts (Japan)	3	9/2026	1,200,565	(28,755)
OSE Platinum Bullion Contracts (Japan)	83	6/2027	2,170,068	22,222
OSE TOPIX Contracts (Japan)	8	9/2026	2,002,952	30,039
SGX FTSE China A50 Index Contracts (Singapore)	755	8/2026	11,178,530	(107,834)
SGX Iron Ore Index Contracts (Singapore)	302	9/2026	2,895,576	(66,645)
SGX MSCI Singapore Index Contracts (Singapore)	389	8/2026	15,773,014	206,151
SGX Natural Rubber Contracts (Singapore)	14	10/2026	148,275	(30)
SGX Natural Rubber Contracts (Singapore)	565	9/2026	5,957,925	(72,523)
TFEX SET50 Index Contracts (Thailand)	578	9/2026	3,752,997	196,273
TME 3M CORRA Contracts (Canada)	56	12/2026	9,746,160	(1,739)
TME S&P/TSX 60 Index Contracts (Canada)	15	9/2026	4,457,711	13,702
TOTAL LONG				5,229,416
SHORT
ASX 10Y Australian Treasury Bond Contracts (Australia)	(396)	9/2026	(30,071,953)	(29,862)
ASX 24 S&P/ASX 200 Index Contracts (Australia)	(1)	9/2026	(157,028)	(3,040)
ASX 3Y Australia Treasury Bond Contracts (Australia)	(1,444)	9/2026	(105,673,206)	(100,327)
CBOT 10Y US Treasury Notes Contracts (United States)	(195)	9/2026	(21,105,703)	138,033
CBOT 2Y US Treasury Notes Contracts (United States)	(201)	9/2026	(41,344,758)	96,788
CBOT 5Y US Treasury Notes Contracts (United States)	(526)	9/2026	(55,821,750)	299,408
CBOT Corn Contracts (United States)	(201)	9/2026	(4,429,538)	(60,566)
CBOT Corn Contracts (United States)	(68)	12/2026	(1,577,600)	(39,922)
CBOT E-Mini Dow Jones Industrial Average Index Contracts (United States)	(2)	9/2026	(526,350)	(13,914)
CBOT Soybean Contracts (United States)	(95)	11/2026	(5,640,625)	22,576
CBOT Soybean Meal Contracts (United States)	(14)	12/2026	(449,680)	4,947
CBOT Soybean Oil Contracts (United States)	(15)	12/2026	(602,100)	34,217
CBOT US Treasury Long Bond Contracts (United States)	(79)	9/2026	(8,583,844)	153,235
CBOT US Treasury Ultra Bond Contracts (United States)	(134)	9/2026	(14,748,375)	344,982
CEC Copper Contracts (United States)	(5)	9/2026	(808,188)	(12,500)
CME 3M US SOFR Index Contracts (United States)	(1,048)	12/2026	(251,821,300)	466,797
CME 3M US SOFR Index Contracts (United States)	(514)	6/2027	(123,109,425)	451,294
CME 3M US SOFR Index Contracts (United States)	(655)	3/2027	(157,069,000)	506,035
CME 3M US SOFR Index Contracts (United States)	(458)	9/2027	(109,662,375)	128,083
CME Bitcoin Contracts (United States)	(9)	8/2026	(2,840,850)	89,184
CME Butter Contracts (United States)	(24)	9/2026	(771,600)	68,938
CME Cheese Contracts (United States)	(40)	9/2026	(1,348,800)	(23,301)
CME E-Mini S&P 500 Index Contracts (United States)	(2)	9/2026	(751,925)	(6,039)
CME Ether Contracts (United States)	(15)	8/2026	(1,404,000)	26,346
CME Lean Hogs Contracts (United States)	(90)	12/2026	(2,724,300)	22,686
CME Lean Hogs Contracts (United States)	(74)	10/2026	(2,511,560)	26,544
CME Live Cattle Contracts (United States)	(2)	10/2026	(181,800)	4,144
CME Milk Contracts (United States)	(99)	9/2026	(3,470,940)	(76,859)
Eurex DAX Index Contracts (Germany)	(3)	9/2026	(2,218,548)	(53,336)
Eurex Euro-BTP Contracts (Germany)	(63)	9/2026	(8,424,166)	62,779
Eurex Euro-Bobl Contracts (Germany)	(309)	9/2026	(40,472,391)	162,477
Eurex Euro-Bund Contracts (Germany)	(155)	9/2026	(22,177,772)	131,439
Eurex Euro-Buxl Contracts (Germany)	(123)	9/2026	(14,975,398)	254,323
Eurex Euro-Schatz Contracts (Germany)	(350)	9/2026	(42,465,937)	73,320
Euronext CAC 40 Index Contracts (France)	(4)	8/2026	(392,153)	(7,380)
HKEX Hang Seng Index Contracts (Hong Kong)	(11)	8/2026	(605,718)	(1,641)
ICE 3M EURIBOR Index Contracts (United States)	(792)	9/2026	(221,897,258)	410,062
ICE 3M EURIBOR Index Contracts (United States)	(491)	12/2026	(137,296,756)	483,343
ICE 3M EURIBOR Index Contracts (United States)	(379)	6/2027	(105,793,230)	91,730
ICE 3M EURIBOR Index Contracts (United States)	(400)	3/2027	(111,712,652)	227,724
ICE 3M SONIA Index Contracts (United Kingdom)	(283)	6/2027	(91,122,465)	(49,175)
ICE 3M SONIA Index Contracts (United States)	(524)	12/2026	(169,435,442)	(176,716)
ICE 3M SONIA Index Contracts (United States)	(336)	3/2027	(108,374,324)	(148,091)
ICE 3M SONIA Index Contracts (United States)	(272)	9/2027	(87,511,969)	32,375
ICE Cocoa Contracts (United Kingdom)	(27)	12/2026	(1,477,028)	(292,219)
ICE Cocoa Contracts (United States)	(87)	9/2026	(4,695,390)	(1,050,533)
ICE Cocoa Contracts (United States)	(4)	12/2026	(221,440)	(27,042)
ICE Coffee C Contracts (United States)	(3)	12/2026	(353,981)	(56,522)
ICE Coffee Contracts (United States)	(2)	9/2026	(249,075)	(66,250)
ICE Coffee Robusta Contracts (United Kingdom)	(13)	9/2026	(491,660)	(57,835)
ICE Cotton No 2 Contracts (United States)	(900)	12/2026	(36,805,500)	(1,881,021)
ICE Long GILT Futures (United Kingdom)	(81)	9/2026	(9,427,907)	133,534
ICE MSCI EAFE Index Contracts (United States)	(20)	9/2026	(3,182,300)	(22,918)
ICE MSCI Emerging Markets Index Contracts (United States)	(31)	9/2026	(2,545,565)	176,089
ICE Sugar No 11 Contracts (United States)	(87)	9/2026	(1,428,470)	16,698
ICE US Sugar Contracts (United States)	(89)	2/2027	(1,548,030)	(17,292)
JSE FTSE TOP 40 Index Contracts (South Africa)	(50)	9/2026	(3,117,891)	36,182
JSE Maize Contracts (South Africa)	(229)	12/2026	(5,196,731)	(448,405)
JSE Maize Contracts (South Africa)	(211)	12/2026	(4,706,666)	(326,512)
JSE Wheat Contracts (South Africa)	(594)	12/2026	(11,068,022)	(443,461)
KRX 10Y Korea Treasury Bond Contracts (South Korea)	(117)	9/2026	(8,684,113)	(35,341)
KRX KOSPI 200 Index Contracts (South Korea)	(7)	9/2026	(1,265,089)	210,499
LME Aluminum Contracts (United Kingdom)	(18)	9/2026	(1,434,785)	53,137
LME Lead Contracts (United Kingdom)	(33)	9/2026	(1,534,178)	39,311
LME Nickel Contracts (United Kingdom)	(15)	9/2026	(1,545,426)	19,792
LME Zinc Contracts (United Kingdom)	(26)	9/2026	(2,382,361)	(78,567)
NSE IFSC Nifty 50 Index Contracts (India)	(136)	8/2026	(6,649,856)	(159,857)
NYMEX Natural Gas Contracts (United States)	(48)	12/2026	(1,999,200)	43,942
SGX FTSE Taiwan Index Contracts (Singapore)	(24)	8/2026	(3,563,280)	(48,615)
TME 10Y Canadian Bond Contracts (Canada)	(51)	9/2026	(4,318,195)	26,544
TME 3M CORRA Contracts (Canada)	(493)	9/2027	(85,278,264)	69,038
TME 3M CORRA Contracts (Canada)	(473)	6/2027	(81,966,212)	(77,560)
TME 3M CORRA Contracts (Canada)	(386)	3/2027	(67,041,309)	(83,561)
TOTAL SHORT				(337,605)
TOTAL FUTURES CONTRACTS				4,891,811

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	11,470,000	USD	7,939,934	Bank of America NA	9/2026	109,447
AUD	4,885,000	USD	3,418,642	Bank of America NA	9/2026	9,538
AUD	9,245,000	USD	6,476,995	Bank of America NA	9/2026	10,932
AUD	9,820,000	USD	6,768,498	JPMorgan Chase Bank NA	9/2026	122,951
AUD	8,312,000	USD	5,818,230	JPMorgan Chase Bank NA	9/2026	14,939
AUD	5,342,000	USD	3,674,276	State Street Bank & Trust Co	9/2026	74,617
AUD	3,813,000	USD	2,659,873	State Street Bank & Trust Co	9/2026	16,003
AUD	3,276,000	USD	2,311,949	State Street Bank & Trust Co	9/2026	(12,927)
BRL	9,123,000	USD	1,774,557	Bank of America NA	10/2026	(3,837)
BRL	5,210,000	USD	1,007,133	Bank of America NA	10/2026	4,097
BRL	55,925,000	USD	10,495,252	Bank of America NA	10/2026	359,464
CAD	7,680,000	USD	5,422,035	BNP Paribas SA	9/2026	63,080
CAD	5,925,000	USD	4,217,066	JPMorgan Chase Bank NA	9/2026	14,615
CAD	2,307,000	USD	1,639,321	JPMorgan Chase Bank NA	9/2026	8,356
CAD	2,487,000	USD	1,763,497	JPMorgan Chase Bank NA	9/2026	12,738
CAD	8,079,000	USD	5,704,889	JPMorgan Chase Bank NA	9/2026	65,195
CAD	2,438,000	USD	1,747,999	JPMorgan Chase Bank NA	9/2026	(6,761)
CAD	42,175,000	USD	30,113,277	Royal Bank of Canada	9/2026	8,431
CAD	64,191,000	USD	46,205,872	Royal Bank of Canada	9/2026	(360,168)
CAD	2,322,000	USD	1,652,273	State Street Bank & Trust Co	9/2026	6,117
CAD	5,826,000	USD	4,125,951	State Street Bank & Trust Co	9/2026	35,023
CAD	9,325,000	USD	6,697,305	State Street Bank & Trust Co	9/2026	(37,319)
CHF	8,215,000	USD	10,249,641	BNP Paribas SA	9/2026	(46,745)
CHF	3,865,000	USD	4,817,943	Bank of America NA	9/2026	(17,676)
CHF	2,095,000	USD	2,604,214	Bank of America NA	9/2026	(2,258)
CHF	885,000	USD	1,100,161	Bank of America NA	9/2026	(1,006)
CHF	6,083,000	USD	7,491,377	JPMorgan Chase Bank NA	9/2026	63,610
CHF	4,046,000	USD	5,052,233	State Street Bank & Trust Co	9/2026	(27,167)
CHF	2,631,000	USD	3,231,639	State Street Bank & Trust Co	9/2026	36,020
CHF	2,006,000	USD	2,463,762	State Street Bank & Trust Co	9/2026	27,657
CHF	1,131,000	USD	1,390,730	State Street Bank & Trust Co	9/2026	13,954
CHF	1,749,000	USD	2,183,008	State Street Bank & Trust Co	9/2026	(10,779)
CHF	2,435,000	USD	3,035,724	State Street Bank & Trust Co	9/2026	(11,494)
CHF	1,095,000	USD	1,383,601	State Street Bank & Trust Co	9/2026	(23,629)
CHF	5,340,000	USD	6,628,863	State Street Bank & Trust Co	9/2026	3,330
CHF	1,434,000	USD	1,789,949	State Street Bank & Trust Co	9/2026	(8,945)
CLP	1,280,746,000	USD	1,400,028	Bank of America NA	9/2026	(20,137)
CNH	7,327,000	USD	1,089,249	Bank of America NA	9/2026	(873)
COP	7,011,405,000	USD	2,160,680	Bank of America NA	9/2026	45,137
COP	59,171,467,000	USD	16,131,807	Bank of America NA	9/2026	2,483,773
COP	3,951,707,000	USD	1,218,711	JPMorgan Chase Bank NA	9/2026	24,512
CZK	4,581,000	USD	219,421	Barclays Bank PLC	9/2026	(1,528)
GBP	2,815,000	USD	3,751,529	BNP Paribas SA	9/2026	36,669
GBP	1,210,000	USD	1,608,166	BNP Paribas SA	9/2026	20,154
GBP	8,932,000	USD	11,995,943	BNP Paribas SA	9/2026	24,017
GBP	3,588,000	USD	4,777,960	BNP Paribas SA	9/2026	50,479
GBP	780,000	USD	1,037,221	Bank of America NA	9/2026	12,440
GBP	4,059,000	USD	5,459,584	Bank of America NA	9/2026	2,688
GBP	8,645,000	USD	11,582,406	JPMorgan Chase Bank NA	9/2026	51,332
GBP	2,352,000	USD	3,148,575	JPMorgan Chase Bank NA	9/2026	16,556
HUF	2,096,575,000	USD	6,797,964	Bank of America NA	9/2026	(194,759)
HUF	330,611,000	USD	1,039,381	JPMorgan Chase Bank NA	9/2026	1,885
IDR	48,863,220,000	USD	2,696,348	Bank of America NA	9/2026	7,352
IDR	19,076,061,000	USD	1,058,899	JPMorgan Chase Bank NA	9/2026	(3,382)
INR	168,018,000	USD	1,732,323	Bank of America NA	9/2026	21,943
INR	1,577,572,000	USD	16,411,502	Bank of America NA	9/2026	59,833
INR	147,031,000	USD	1,529,788	JPMorgan Chase Bank NA	9/2026	5,354
MXN	21,349,000	USD	1,219,194	JPMorgan Chase Bank NA	9/2026	6,591
MXN	18,237,000	USD	1,043,312	JPMorgan Chase Bank NA	9/2026	3,794
MXN	169,336,000	USD	9,656,891	State Street Bank & Trust Co	9/2026	65,796
NOK	10,201,000	USD	1,069,363	Bank of America NA	9/2026	5,518
NOK	49,545,000	USD	5,132,876	Bank of America NA	9/2026	87,689
NOK	12,359,000	USD	1,249,161	JPMorgan Chase Bank NA	9/2026	53,109
NOK	42,726,000	USD	4,403,758	Royal Bank of Canada	9/2026	98,287
NOK	64,740,000	USD	6,810,515	State Street Bank & Trust Co	9/2026	11,150
NOK	129,421,000	USD	13,005,355	State Street Bank & Trust Co	9/2026	631,757
NOK	20,698,000	USD	2,090,163	State Street Bank & Trust Co	9/2026	90,789
NOK	64,902,000	USD	6,809,834	State Street Bank & Trust Co	9/2026	28,901
NZD	36,159,000	USD	21,166,285	Bank of America NA	9/2026	110,868
NZD	12,354,000	USD	6,994,925	JPMorgan Chase Bank NA	9/2026	274,578
NZD	10,129,000	USD	5,767,039	JPMorgan Chase Bank NA	9/2026	193,200
NZD	15,370,000	USD	8,907,591	Royal Bank of Canada	9/2026	136,626
NZD	2,548,000	USD	1,442,713	State Street Bank & Trust Co	9/2026	56,614
NZD	1,927,000	USD	1,093,168	State Street Bank & Trust Co	9/2026	40,743
PEN	4,846,000	USD	1,422,783	Bank of America NA	9/2026	1,294
PEN	4,523,000	USD	1,326,977	JPMorgan Chase Bank NA	9/2026	2,182
PEN	39,606,000	USD	11,747,293	State Street Bank & Trust Co	9/2026	(108,415)
SEK	65,630,000	USD	6,848,900	Bank of America NA	9/2026	46,753
SEK	22,601,000	USD	2,350,734	Bank of America NA	9/2026	23,922
SEK	37,696,000	USD	3,888,228	Bank of America NA	9/2026	72,438
SEK	16,343,000	USD	1,722,546	Bank of America NA	9/2026	(5,410)
SEK	16,289,000	USD	1,692,274	Bank of America NA	9/2026	19,189
SEK	29,274,000	USD	3,031,023	Bank of America NA	9/2026	44,756
SEK	68,951,000	USD	7,348,033	Barclays Bank PLC	9/2026	(103,448)
SEK	33,276,000	USD	3,443,468	JPMorgan Chase Bank NA	9/2026	52,795
SEK	115,969,000	USD	11,917,290	JPMorgan Chase Bank NA	9/2026	267,411
SEK	61,338,000	USD	6,409,405	Royal Bank of Canada	9/2026	35,293
SEK	61,757,000	USD	6,399,382	Royal Bank of Canada	9/2026	89,340
SEK	12,363,000	USD	1,270,032	State Street Bank & Trust Co	9/2026	28,931
TWD	97,019,000	USD	3,042,588	Bank of America NA	9/2026	(32,658)
TWD	100,815,000	USD	3,174,276	Bank of America NA	9/2026	(46,578)
TWD	327,243,000	USD	10,336,002	JPMorgan Chase Bank NA	9/2026	(183,572)
TWD	50,170,000	USD	1,548,935	JPMorgan Chase Bank NA	9/2026	7,546
USD	2,778,543	AUD	3,934,000	Bank of America NA	9/2026	17,753
USD	3,610,542	AUD	5,186,000	Bank of America NA	9/2026	(28,873)
USD	19,840,084	AUD	28,375,000	Bank of America NA	9/2026	(72,836)
USD	3,442,753	AUD	4,914,000	Bank of America NA	9/2026	(5,778)
USD	21,647,659	AUD	30,794,000	Barclays Bank PLC	9/2026	37,141
USD	1,551,224	AUD	2,223,000	JPMorgan Chase Bank NA	9/2026	(8,826)
USD	1,939,530	AUD	2,786,000	JPMorgan Chase Bank NA	9/2026	(15,621)
USD	4,128,213	AUD	5,906,000	JPMorgan Chase Bank NA	9/2026	(16,481)
USD	1,090,603	AUD	1,571,000	JPMorgan Chase Bank NA	9/2026	(11,888)
USD	3,803,800	AUD	5,454,000	Royal Bank of Canada	9/2026	(23,692)
USD	3,614,230	AUD	5,211,000	Royal Bank of Canada	9/2026	(42,730)
USD	3,172,597	AUD	4,541,000	Royal Bank of Canada	9/2026	(14,172)
USD	1,667,021	AUD	2,393,000	State Street Bank & Trust Co	9/2026	(12,331)
USD	18,057,643	CAD	25,395,000	JPMorgan Chase Bank NA	9/2026	(79,661)
USD	1,226,392	CAD	1,701,000	JPMorgan Chase Bank NA	9/2026	11,525
USD	8,072,008	CAD	11,431,000	JPMorgan Chase Bank NA	9/2026	(92,100)
USD	4,557,323	CAD	6,453,000	JPMorgan Chase Bank NA	9/2026	(51,459)
USD	13,033,469	CAD	18,497,000	JPMorgan Chase Bank NA	9/2026	(177,230)
USD	2,663,613	CAD	3,732,000	JPMorgan Chase Bank NA	9/2026	(1,811)
USD	1,007,182	CAD	1,412,000	JPMorgan Chase Bank NA	9/2026	(1,279)
USD	1,485,328	CAD	2,068,000	Royal Bank of Canada	9/2026	8,347
USD	1,581,847	CAD	2,234,000	Royal Bank of Canada	9/2026	(13,693)
USD	4,260,169	CAD	5,966,000	State Street Bank & Trust Co	9/2026	(794)
USD	1,587,258	CAD	2,242,000	State Street Bank & Trust Co	9/2026	(13,996)
USD	5,261,848	CHF	4,219,000	BNP Paribas SA	9/2026	21,919
USD	1,204,082	CHF	964,000	BNP Paribas SA	9/2026	6,810
USD	3,562,704	CHF	2,804,000	Bank of America NA	9/2026	80,182
USD	1,016,578	CHF	810,000	Bank of America NA	9/2026	10,571
USD	3,781,174	CHF	2,980,000	Brown Brothers Harriman & Co.	9/2026	80,063
USD	13,809,953	CHF	11,157,000	JPMorgan Chase Bank NA	9/2026	(46,859)
USD	10,633,131	CHF	8,560,000	Royal Bank of Canada	9/2026	1,751
USD	1,851,512	CHF	1,473,000	State Street Bank & Trust Co	9/2026	22,070
USD	1,029,562	CLP	948,741,000	Bank of America NA	9/2026	7,377
USD	1,047,021	CLP	974,253,000	Bank of America NA	9/2026	(2,651)
USD	1,158,747	CLP	1,095,016,000	State Street Bank & Trust Co	9/2026	(21,036)
USD	1,161,913	CNH	7,862,000	Bank of America NA	9/2026	(5,935)
USD	4,482,676	CNH	30,258,000	JPMorgan Chase Bank NA	9/2026	(11,947)
USD	1,370,033	CNH	9,247,000	JPMorgan Chase Bank NA	9/2026	(3,547)
USD	24,521,111	CNH	164,930,000	Royal Bank of Canada	9/2026	21,864
USD	3,099,180	CNH	20,918,000	State Street Bank & Trust Co	9/2026	(8,049)
USD	1,362,815	CNH	9,204,000	State Street Bank & Trust Co	9/2026	(4,377)
USD	1,436,696	CNH	9,723,000	State Street Bank & Trust Co	9/2026	(7,590)
USD	1,070,951	COP	3,819,010,000	State Street Bank & Trust Co	9/2026	(130,525)
USD	1,011,092	COP	3,329,526,000	State Street Bank & Trust Co	9/2026	(36,390)
USD	1,012,447	CZK	21,494,000	JPMorgan Chase Bank NA	9/2026	(9,901)
USD	1,375,551	CZK	29,120,000	JPMorgan Chase Bank NA	9/2026	(9,522)
USD	1,060,329	CZK	22,510,000	JPMorgan Chase Bank NA	9/2026	(10,344)
USD	1,093,682	CZK	22,879,000	State Street Bank & Trust Co	9/2026	5,458
USD	1,081,835	CZK	22,991,000	State Street Bank & Trust Co	9/2026	(11,716)
USD	1,311,422	EUR	1,146,000	Brown Brothers Harriman & Co.	9/2026	(9,430)
USD	2,057,316	EUR	1,799,000	JPMorgan Chase Bank NA	9/2026	(16,168)
USD	1,353,811	EUR	1,179,000	JPMorgan Chase Bank NA	9/2026	(5,076)
USD	1,412,416	EUR	1,239,000	JPMorgan Chase Bank NA	9/2026	(15,625)
USD	2,027,335	EUR	1,746,000	JPMorgan Chase Bank NA	9/2026	14,938
USD	1,044,452	EUR	915,000	JPMorgan Chase Bank NA	9/2026	(10,154)
USD	1,345,323	EUR	1,174,000	State Street Bank & Trust Co	9/2026	(7,801)
USD	1,284,199	EUR	1,128,000	State Street Bank & Trust Co	9/2026	(15,907)
USD	1,091,886	EUR	948,000	State Street Bank & Trust Co	9/2026	(756)
USD	5,573,759	GBP	4,211,000	BNP Paribas SA	9/2026	(93,062)
USD	5,240,982	GBP	3,912,000	Bank of America NA	9/2026	(23,469)
USD	7,024,768	GBP	5,263,000	Bank of America NA	9/2026	(57,750)
USD	1,475,805	GBP	1,104,000	Bank of America NA	9/2026	(9,869)
USD	3,804,040	GBP	2,836,000	JPMorgan Chase Bank NA	9/2026	(12,418)
USD	2,920,542	GBP	2,202,000	JPMorgan Chase Bank NA	9/2026	(42,731)
USD	7,916,372	GBP	5,870,000	JPMorgan Chase Bank NA	9/2026	17,003
USD	9,019,520	GBP	6,851,000	Royal Bank of Canada	9/2026	(199,999)
USD	2,868,154	GBP	2,174,000	State Street Bank & Trust Co	9/2026	(57,439)
USD	2,901,882	GBP	2,160,000	State Street Bank & Trust Co	9/2026	(4,870)
USD	7,315,453	GBP	5,536,000	State Street Bank & Trust Co	9/2026	(134,446)
USD	9,303,469	IDR	168,241,973,000	BNP Paribas SA	9/2026	(5,696)
USD	1,174,969	IDR	21,150,625,000	Bank of America NA	9/2026	4,663
USD	1,127,013	IDR	20,505,998,000	JPMorgan Chase Bank NA	9/2026	(7,625)
USD	1,022,246	ILS	2,980,000	Bank of America NA	9/2026	47,667
USD	2,572,518	ILS	7,554,000	Bank of America NA	9/2026	102,059
USD	1,079,457	INR	104,513,000	Bank of America NA	9/2026	(11,757)
USD	1,084,009	INR	103,241,000	Bank of America NA	9/2026	6,076
USD	1,720,663	INR	163,549,000	Bank of America NA	9/2026	13,058
USD	1,374,664	JPY	224,262,000	Bank of America NA	9/2026	(38,716)
USD	8,582,289	JPY	1,364,293,000	Brown Brothers Harriman & Co.	9/2026	(15,979)
USD	1,145,756	JPY	184,588,000	JPMorgan Chase Bank NA	9/2026	(17,584)
USD	2,394,831	JPY	388,909,000	JPMorgan Chase Bank NA	9/2026	(56,214)
USD	1,052,385	JPY	168,859,000	JPMorgan Chase Bank NA	9/2026	(11,825)
USD	1,616,211	KRW	2,383,911,000	Bank of America NA	9/2026	(56,873)
USD	1,377,246	KRW	2,004,347,000	JPMorgan Chase Bank NA	9/2026	(29,451)
USD	9,763,307	KRW	14,865,807,000	JPMorgan Chase Bank NA	9/2026	(669,858)
USD	1,101,535	KRW	1,709,384,000	JPMorgan Chase Bank NA	9/2026	(98,150)
USD	1,104,914	MXN	19,405,000	Bank of America NA	9/2026	(9,253)
USD	3,552,640	NOK	33,858,000	Bank of America NA	9/2026	(14,983)
USD	6,408,834	NOK	62,711,000	Bank of America NA	9/2026	(199,035)
USD	4,194,918	NOK	40,614,000	Bank of America NA	9/2026	(84,586)
USD	2,642,634	NOK	25,874,000	Bank of America NA	9/2026	(83,714)
USD	1,356,332	NOK	13,292,000	Bank of America NA	9/2026	(44,248)
USD	2,786,620	NOK	26,936,000	Brown Brothers Harriman & Co.	9/2026	(51,630)
USD	3,710,138	NOK	36,127,000	Brown Brothers Harriman & Co.	9/2026	(96,570)
USD	1,207,571	NOK	11,858,000	JPMorgan Chase Bank NA	9/2026	(41,908)
USD	27,494,179	NOK	261,267,000	JPMorgan Chase Bank NA	9/2026	(35,569)
USD	3,247,673	NOK	31,204,000	JPMorgan Chase Bank NA	9/2026	(40,297)
USD	10,562,966	NOK	101,303,000	JPMorgan Chase Bank NA	9/2026	(111,348)
USD	1,159,169	NOK	11,107,000	JPMorgan Chase Bank NA	9/2026	(11,178)
USD	8,647,283	NOK	83,908,000	JPMorgan Chase Bank NA	9/2026	(194,118)
USD	1,507,571	NOK	14,505,000	State Street Bank & Trust Co	9/2026	(20,823)
USD	8,431,316	NOK	80,564,000	State Street Bank & Trust Co	9/2026	(57,726)
USD	6,700,556	NOK	64,467,000	State Street Bank & Trust Co	9/2026	(92,343)
USD	3,384,808	NZD	5,791,000	Bank of America NA	9/2026	(22,808)
USD	1,788,278	NZD	3,085,000	Bank of America NA	9/2026	(27,038)
USD	2,044,574	NZD	3,590,000	Bank of America NA	9/2026	(67,901)
USD	2,536,869	NZD	4,331,000	Bank of America NA	9/2026	(11,635)
USD	2,732,161	NZD	4,799,000	Bank of America NA	9/2026	(91,729)
USD	7,352,290	NZD	12,725,000	Bank of America NA	9/2026	(135,522)
USD	2,974,923	NZD	5,090,000	Bank of America NA	9/2026	(20,201)
USD	1,246,996	NZD	2,129,000	Bank of America NA	9/2026	(5,778)
USD	6,388,544	NZD	11,224,000	Brown Brothers Harriman & Co.	9/2026	(216,030)
USD	1,722,654	NZD	2,940,000	JPMorgan Chase Bank NA	9/2026	(7,339)
USD	6,219,456	NZD	10,654,000	JPMorgan Chase Bank NA	9/2026	(49,711)
USD	2,818,637	NZD	4,805,000	State Street Bank & Trust Co	9/2026	(8,784)
USD	1,532,545	NZD	2,627,000	State Street Bank & Trust Co	9/2026	(13,269)
USD	1,041,606	PEN	3,580,000	Bank of America NA	9/2026	(10,436)
USD	1,036,419	PEN	3,543,000	Royal Bank of Canada	9/2026	(4,750)
USD	7,902,463	PHP	487,642,000	BNP Paribas SA	9/2026	(58,161)
USD	1,028,763	PHP	63,557,000	Bank of America NA	9/2026	(8,787)
USD	1,027,338	PHP	62,719,000	Bank of America NA	9/2026	3,468
USD	1,526,867	PHP	94,765,000	Bank of America NA	9/2026	(20,146)
USD	1,092,969	PHP	67,728,000	JPMorgan Chase Bank NA	9/2026	(12,672)
USD	1,174,689	PLN	4,415,000	Bank of America NA	9/2026	(4,649)
USD	679,246	PLN	2,490,000	Barclays Bank PLC	9/2026	14,116
USD	1,190,132	PLN	4,452,000	JPMorgan Chase Bank NA	9/2026	910
USD	1,343,860	PLN	5,120,000	JPMorgan Chase Bank NA	9/2026	(23,798)
USD	1,021,577	PLN	3,878,000	State Street Bank & Trust Co	9/2026	(14,316)
USD	1,067,497	PLN	4,023,000	State Street Bank & Trust Co	9/2026	(7,130)
USD	1,095,466	RON	5,049,000	Bank of America NA	9/2026	(9,385)
USD	1,116,171	RON	5,129,000	Bank of America NA	9/2026	(6,187)
USD	1,038,566	RON	4,787,000	Bank of America NA	9/2026	(8,952)
USD	1,437,602	RON	6,638,000	Bank of America NA	9/2026	(14,963)
USD	1,152,552	RON	5,344,000	JPMorgan Chase Bank NA	9/2026	(16,852)
USD	623,590	RON	2,842,000	JPMorgan Chase Bank NA	9/2026	1,687
USD	999,895	RON	4,539,000	JPMorgan Chase Bank NA	9/2026	6,645
USD	998,275	RON	4,595,000	JPMorgan Chase Bank NA	9/2026	(7,229)
USD	2,550,440	SEK	24,534,000	Bank of America NA	9/2026	(27,313)
USD	1,284,558	SEK	12,418,000	Bank of America NA	9/2026	(20,184)
USD	3,863,673	SEK	37,232,000	Bank of America NA	9/2026	(48,241)
USD	4,832,975	SEK	45,117,000	Bank of America NA	9/2026	92,595
USD	3,236,853	SEK	31,367,000	Bank of America NA	9/2026	(58,834)
USD	4,264,220	SEK	41,403,000	Bank of America NA	9/2026	(85,936)
USD	5,469,040	SEK	52,944,000	Bank of America NA	9/2026	(93,713)
USD	1,977,124	SEK	18,479,000	Bank of America NA	9/2026	35,561
USD	12,144,205	SEK	116,212,000	Royal Bank of Canada	9/2026	(66,028)
USD	3,728,037	SEK	34,767,000	State Street Bank & Trust Co	9/2026	75,117
USD	1,009,691	SGD	1,300,000	Bank of America NA	9/2026	(6,084)
USD	1,013,009	SGD	1,302,000	Bank of America NA	9/2026	(4,328)
USD	1,048,535	SGD	1,337,000	Bank of America NA	9/2026	3,851
USD	1,184,750	SGD	1,526,000	Barclays Bank PLC	9/2026	(7,612)
USD	2,459,710	SGD	3,169,000	JPMorgan Chase Bank NA	9/2026	(16,435)
USD	6,038,767	SGD	7,769,000	JPMorgan Chase Bank NA	9/2026	(31,657)
USD	1,150,731	SGD	1,480,000	JPMorgan Chase Bank NA	9/2026	(5,689)
USD	32,543,375	SGD	41,559,000	JPMorgan Chase Bank NA	9/2026	70,634
USD	1,351,135	SGD	1,741,000	JPMorgan Chase Bank NA	9/2026	(9,221)
USD	2,425,960	SGD	3,126,000	State Street Bank & Trust Co	9/2026	(16,586)
USD	1,020,563	SGD	1,314,000	State Street Bank & Trust Co	9/2026	(6,151)
USD	1,611,887	SGD	2,074,000	State Street Bank & Trust Co	9/2026	(8,664)
USD	1,970,334	THB	66,531,000	JPMorgan Chase Bank NA	9/2026	(29,059)
USD	1,486,462	THB	50,088,000	JPMorgan Chase Bank NA	9/2026	(18,786)
USD	1,101,004	THB	36,553,000	JPMorgan Chase Bank NA	9/2026	2,511
USD	1,440,753	THB	46,665,000	JPMorgan Chase Bank NA	9/2026	38,373
USD	1,014,712	THB	33,871,000	JPMorgan Chase Bank NA	9/2026	(3,182)
USD	1,039,758	THB	34,770,000	JPMorgan Chase Bank NA	9/2026	(5,152)
USD	1,122,857	THB	37,763,000	JPMorgan Chase Bank NA	9/2026	(11,999)
USD	8,928,506	THB	292,480,000	JPMorgan Chase Bank NA	9/2026	138,880
USD	1,108,135	TWD	35,662,000	BNP Paribas SA	9/2026	1,752
USD	1,965,426	TWD	63,611,000	Bank of America NA	9/2026	(8,050)
USD	15,865,812	TWD	510,070,000	Bank of America NA	9/2026	41,333
USD	12,115,740	TWD	382,712,000	Bank of America NA	9/2026	242,433
USD	1,017,215	TWD	32,971,000	JPMorgan Chase Bank NA	9/2026	(5,681)
USD	1,484,108	TWD	48,048,000	State Street Bank & Trust Co	9/2026	(6,539)
USD	1,043,594	ZAR	17,328,000	State Street Bank & Trust Co	9/2026	286
ZAR	85,188,000	USD	5,146,220	State Street Bank & Trust Co	9/2026	(17,103)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						1,113,022
Unrealized Appreciation						7,840,545
Unrealized Depreciation						(6,727,523)

Credit Default Swaps
Underlying Reference	Rating(3)	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(4)		Value ($)(3)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5Y CDX NA IG Series 46 Index		6/2031	ICE	(1%)	Quarterly		214,121,000	(4,465,281)	3,778,307	(686,974)
5Y CDX EM CDSI Series 45 Index		6/2031	ICE	(1%)	Quarterly		61,886,000	1,004,135	(2,019,381)	(1,015,246)
iTraxx Europe Series 45 Index		6/2031	ICE	(1%)	Quarterly	EUR	174,062,000	(4,292,618)	3,306,888	(985,730)

TOTAL BUY PROTECTION								(7,753,764)	5,065,814	(2,687,950)
Sell Protection
iTraxx Crossover Series 45 Index	NR	6/2031	ICE	5%	Quarterly	EUR	43,832,000	5,159,887	(3,719,475)	1,440,412
CDX NA HY Series 46 Index	NR	6/2031	ICE	5%	Quarterly		108,586,300	8,615,923	(5,303,420)	3,312,503

TOTAL SELL PROTECTION								13,775,810	(9,022,895)	4,752,915
TOTAL CREDIT DEFAULT SWAPS								6,022,046	(3,957,081)	2,064,965

(1)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(4)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
iShares Core S&P 500 ETF	Pay	Monthly	U.S. SOFR Index plus 78 basis points	Monthly	Goldman Sachs International	10/2026	2,559,830	(457,523)	0	(457,523)
NVIDIA CORP	Pay	Monthly	U.S. SOFR Index plus 59 basis points	Monthly	Goldman Sachs International	9/2026	12,435,060	24,833	0	24,833
MICROSOFT CORP	Pay	Monthly	U.S. SOFR Index plus 62 basis points	Monthly	Goldman Sachs International	10/2026	7,225,000	412,189	0	412,189
TOTAL RETURN SWAPS								(20,501)	0	(20,501)

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Offshore Currency
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
PHP	-	Philippines
PLN	-	Polish Zloty
RON	-	Romanian Leu
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TWD	-	Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(c)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $12,154,188.
(d)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $5,548,469.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $44,476,804.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	101,111,060	154,752,709	114,888,488	2,008,455	(4,496)	7,802	140,978,587	140,950,397
	101,111,060	154,752,709	114,888,488	2,008,455	(4,496)	7,802	140,978,587

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Information Technology	9,846,180	9,846,180	-	-

Domestic Equity Funds	12,455,312	12,455,312	-	-

U.S. Treasury Obligations	164,150,984	-	164,150,984	-

Money Market Funds	140,978,587	140,978,587	-	-
Total Investments in Securities:	327,431,063	163,280,079	164,150,984	-
Derivative Instruments:

Assets
Futures Contracts	13,185,464	13,185,464	-	-
Forward Foreign Currency Contracts	7,840,545	-	7,840,545	-
Swaps	15,216,967	-	15,216,967	-
Total Assets	36,242,976	13,185,464	23,057,512	-

Liabilities
Futures Contracts	(8,293,653)	(8,293,653)	-	-
Forward Foreign Currency Contracts	(6,727,523)	-	(6,727,523)	-
Swaps	(9,215,422)	-	(9,215,422)	-
Total Liabilities	(24,236,598)	(8,293,653)	(15,942,945)	-
Total Derivative Instruments:	12,006,378	4,891,811	7,114,567	-
Consolidated Financial Statements (Unaudited)

Consolidated Statement of Assets and Liabilities

As of July 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$186,452,476
Investments in securities, at value - affiliated issuers	140,978,587
Unrealized appreciation on forward foreign currency contracts	7,840,545
Receivable for fund shares sold	2,409,950
Distributions receivable from affiliated funds	344,771
Receivable for variation margin on centrally cleared swaps	84,061
Bi-lateral OTC swaps, at value	437,022
Receivable from investment adviser for expense reductions	5,166
Other receivables	5,007
Total assets	338,557,585
Liabilities
Payable to custodian bank	18,512
Unrealized depreciation on forward foreign currency contracts	6,727,523
Bi-lateral OTC swaps, at value	457,523
Accrued management fee	180,915
Payable for variation margin on futures contracts	66,652
Other payables and accrued expenses	374
Total liabilities	7,451,499
Net Assets	$331,106,086
Net assets consist of:
Paid in capital	296,475,202
Total accumulated earnings (loss)	34,630,884
Net Assets	$331,106,086

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($331,106,086/5,500,000 shares)	$60.20

Other Information
Unaffiliated issuers, cost	183,730,494
Affiliated issuers, cost	140,973,951
Consolidated Statement of Operations

Six months ended July 31, 2026 (Unaudited)

Investment Income
Dividends - unaffiliated issuers	$58,595
Dividends - affiliated issuers	2,008,455
Interest	2,162,144
Total investment income	4,229,194
Expenses
Management fee	1,007,672
Custodian fees and expenses	1,867
Independent trustees' fees and expenses	33,700
Total expenses	1,043,239
Expense reimbursements and reductions	(34,325)
Total expenses after reductions	1,008,914
Net investment income (loss)	3,220,280
Net realized gain (loss)
Investments - unaffiliated issuers	(65,487)
Investments - affiliated issuers	(4,496)
Forward foreign currency contracts	1,073,326
Foreign currency transactions	(5,342)
Futures contracts	48,525,900
Swaps	(2,809,869)
Net realized gain (loss)	46,714,032
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	1,512,932
Investments - affiliated issuers	7,802
Forward foreign currency contracts	(1,321,736)
Assets and liabilities in foreign currencies	1,426
Futures contracts	(31,638,935)
Swaps	1,749,820
Total change in net unrealized appreciation (depreciation)	(29,688,691)
Net gain (loss)	17,025,341
Net increase (decrease) in net assets resulting from operations	$20,245,621

Consolidated Statement of Changes in Net Assets
	Six months ended July 31, 2026 (Unaudited)	For the period June 3, 2025 (commencement of operations) through January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,220,280	$2,653,654
Net realized gain (loss)	46,714,032	(24,024,384)
Change in net unrealized appreciation (depreciation)	(29,688,691)	40,465,523
Net increase (decrease) in net assets resulting from operations	20,245,621	19,094,793
Distributions to shareholders
Distributions to shareholders	-	(4,736,080)
Total distributions	-	(4,736,080)
Net increase (decrease) in net assets resulting from share transactions	75,100,335	221,401,417
Total increase (decrease) in net assets	95,345,956	235,760,130
Net Assets
Beginning of period	235,760,130	-
End of period	$331,106,086	$235,760,130
Consolidated Financial Highlights
Fidelity® Managed Futures ETF

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026 A
Selected Per Share Data
Net asset value, beginning of period	$55.34	$50.00
Income from Investment Operations
Net investment income (loss) B, C	.74	1.04
Net realized and unrealized gain (loss)	4.12	5.42
Total from investment operations	4.86	6.46
Distributions
Distributions from net investment income	-	(.44)
Distributions from net realized gain	-	(.68)
Total distributions	-	(1.12)
Net asset value, end of period	$60.20	$55.34
Total Return D, E, F	8.79%	13.01%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	.83% I	.82% I
Ratio of expenses to average net assets net of fee waivers, if any	.80% I	.80% I
Ratio of expenses to average net assets net of all reductions, if any	.80% I	.79% I
Ratio of net investment income (loss) to average net assets	2.55% I	3.00% I
Net assets, end of period	$331,106,086	$235,760,130
Portfolio turnover rate J	19% I	1% I

AFor the period June 3, 2025 (commencement of operations) through January 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DBased on net asset value.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended July 31, 2026

  1. Organization.
Fidelity® Managed Futures ETF (the Fund) is an exchange-traded non-diversified fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

  2. Consolidated Subsidiary.
Commodity-related investments are held through a wholly owned subsidiary (Subsidiary). As of period end, investments in Subsidiaries were as follows:

	Subsidiary Name	Net Assets of Subsidiary ($)	% of Fund's Total Assets
Fidelity® Managed Futures ETF	Fidelity Managed Futures Cayman Ltd	67,093,529	19.8

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

  3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business of the Exchange listed below, normally 4:00p.m. Eastern time.

Exchange
Fidelity® Managed Futures ETF	NASDAQ/NMS Global Market

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income.  Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the Consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: futures contracts, swaps, foreign currency transactions, controlled foreign corporations, constructive sales, conversion transactions and losses deferred due to offsetting positions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Managed Futures ETF	324,704,445	29,462,330	(18,686,415)	10,775,915

  4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.
Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund.

A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments.

Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® Managed Futures ETF
Commodity Risk
Futures Contracts	7,182,761	(6,783,284)	44,600,287	(33,518,626)
Total Commodity Risk	7,182,761	(6,783,284)	44,600,287	(33,518,626)
Credit Risk
Swaps	14,779,945	(8,757,899)	(1,462,660)	1,601,897
Total Credit Risk	14,779,945	(8,757,899)	(1,462,660)	1,601,897
Equity Risk
Futures Contracts	1,190,180	(509,391)	1,560,929	(1,913,135)
Swaps	437,022	(457,523)	(1,347,209)	147,923
Total Equity Risk	1,627,202	(966,914)	213,720	(1,765,212)
Foreign Exchange Risk
Forward Foreign Currency Contracts	7,840,545	(6,727,523)	1,073,326	(1,321,736)
Total Foreign Exchange Risk	7,840,545	(6,727,523)	1,073,326	(1,321,736)
Interest Rate Risk
Futures Contracts	4,812,523	(1,000,978)	2,364,684	3,792,826
Total Interest Rate Risk	4,812,523	(1,000,978)	2,364,684	3,792,826

Totals	36,242,976	(24,236,598)	46,789,357	(31,210,851)

Value of Derivative Assets/Liabilities Legend
For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).

For forward foreign currency contracts, gross value is presented in the Consolidated Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).

For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

For centrally cleared swaps, reflects gross value as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end variation margin for centrally cleared swaps is included in receivable or payable for variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in total accumulated earnings (loss).

Derivative Instruments by Counterparty Exposure. The table below summarizes derivatives inclusive of potential netting arrangements at period end. Collateral received and collateral pledged reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts. Net represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity.

Fidelity® Managed Futures ETF
Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received ($)	Collateral Pledged ($)	Net ($)
Bank of America NA	4,247,718	(1,894,318)	(2,353,400)	-	-
Barclays Bank PLC	51,257	(112,588)	-	-	(61,331)
BNP Paribas SA	224,880	(203,664)	-	-	21,216
Brown Brothers Harriman & Co	80,063	(389,639)	-	301,026	(8,550)
Goldman Sachs International	437,022	(457,523)	-	20,501	-
JPMorgan Chase Bank NA	1,566,355	(2,423,950)	-	857,595	-
Royal Bank of Canada	399,939	(725,232)	-	325,293	-
State Street Bank & Trust Co	1,270,333	(978,132)	(292,201)	-	-
Total	$8,277,567	$(7,185,046)	$(2,645,601)	$1,504,415	$(48,665)

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® Managed Futures ETF
Forward Foreign Currency Contracts	874,832,452
Futures	2,122,781,045
Swaps	521,340,094

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Consolidated Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, commodities market, and bond market and fluctuation in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These payments, if any, are included in receivable or payable for variation margin on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps".

Credit Defaut Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Consolidated Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Consolidated Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency. A fund enters into total return swaps to manage its market exposure.

  5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Managed Futures ETF	21,470,390	6,600,000

  6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® Managed Futures ETF	0.80

Under the management contract, the investment adviser pays all other operating expenses, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

The investment adviser also provides investment management services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. The Subsidiary pays certain other expenses, such as custody fees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable:  interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® Managed Futures ETF	0.80	May 31, 2027	33,234

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Managed Futures ETF	1,091

  9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026

Fidelity® Managed Futures ETF
Fidelity® Managed Futures ETF (Commencement of sale of shares June 3, 2025)	-	4,736,080
Total		4,736,080

  10. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable deposit securities. In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount up to 115% of the daily mark-to-market value of the deposit securities not yet received.

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026	July 31, 2026	January 31, 2026

Fidelity® Managed Futures ETF (Commencement of sale of shares June 3, 2025)
Shares sold	1,280,000	4,260,000	77,404,351	221,401,417
Shares redeemed	(40,000)	-	(2,304,016)	-
Net increase (decrease)	1,240,000	4,260,000	75,100,335	221,401,417

  11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9919363.101
MFE-SANN-0926
Fidelity® SAI Merger Arbitrage Fund

Semi-Annual Report
July 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Merger Arbitrage Fund
Schedule of Investments July 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 87.6%
	Shares	Value ($)
UNITED STATES - 87.6%
Communication Services - 18.6%
Entertainment - 18.6%
Electronic Arts Inc	250,000	52,465,000
Roku Inc Class A (b)	25,000	3,625,250
Warner Bros Discovery Inc (b)	2,375,000	62,462,500
TOTAL COMMUNICATION SERVICES		118,552,750
Consumer Discretionary - 2.2%
Hotels, Restaurants & Leisure - 2.2%
Caesars Entertainment Inc (b)	475,000	14,131,250
Consumer Staples - 9.0%
Personal Care Products - 9.0%
Kenvue Inc	2,977,475	57,286,619
Financials - 22.1%
Banks - 1.5%
Webster Financial Corp	125,000	9,652,500
Capital Markets - 5.5%
DigitalBridge Group Inc Class A	2,001,000	31,755,870
MarketAxess Holdings Inc	20,000	3,246,000
TPG Inc rights (b)(c)	295,581	2,956
		35,004,826
Financial Services - 15.1%
Mastercard Inc Class A	167,000	95,707,700
TOTAL FINANCIALS		140,365,026
Health Care - 21.8%
Biotechnology - 6.8%
Apogee Therapeutics Inc (b)	236,819	31,755,060
Atrium Therapeutics Inc	15,000	170,250
Forte Biosciences Inc (b)	150,900	11,558,940
		43,484,250
Health Care Equipment & Supplies - 4.0%
Penumbra Inc (b)	80,000	25,695,200
Health Care Providers & Services - 0.6%
Talkspace Inc Class A (b)	677,108	3,534,504
Life Sciences Tools & Services - 4.2%
Bio-Techne Corp	375,537	27,072,462
Pharmaceuticals - 6.2%
Crinetics Pharmaceuticals Inc (b)	325,000	27,144,000
Organon & Co	879,457	11,916,642
Pfizer Inc rights (b)(c)	30,000	161,700
		39,222,342
TOTAL HEALTH CARE		139,008,758
Industrials - 6.0%
Commercial Services & Supplies - 1.6%
UniFirst Corp/MA	35,000	10,254,300
Ground Transportation - 4.2%
Norfolk Southern Corp	80,000	26,838,400
Trading Companies & Distributors - 0.2%
QXO Inc (b)	100,000	1,330,000
TOTAL INDUSTRIALS		38,422,700
Information Technology - 7.9%
Semiconductors & Semiconductor Equipment - 7.9%
NVIDIA Corp	250,000	50,187,500
TOTAL UNITED STATES		557,954,603
TOTAL COMMON STOCKS (Cost $536,831,427)		557,954,603

U.S. Treasury Obligations - 12.3%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/22/2026 (e)(f)	3.74	20,000,000	19,836,397
US Treasury Bills 0% 9/10/2026 (f)	3.64	6,000,000	5,977,010
US Treasury Bills 0% 9/17/2026 (f)	3.62 to 3.71	53,000,000	52,757,684
TOTAL U.S. TREASURY OBLIGATIONS (Cost $78,554,032)			78,571,091

Money Market Funds - 4.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $26,345,952)	3.69	26,343,317	26,348,586

Purchased Options - 0.2%
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Warner Bros Discovery Inc	Chicago Board Options Exchange	3,020	7,942,600	30	10/2026	48,320
Warner Bros Discovery Inc	Chicago Board Options Exchange	3,001	7,892,630	30	9/2026	36,012

						84,332
Put Options
Warner Bros Discovery Inc	Chicago Board Options Exchange	10,000	26,300,000	22	12/2026	1,110,000

						1,110,000
TOTAL PURCHASED OPTIONS (Cost $698,530)						1,194,332

TOTAL INVESTMENT IN SECURITIES - 104.2% (Cost $642,429,941)	664,068,612
NET OTHER ASSETS (LIABILITIES) - (4.2)%	(27,018,306)
NET ASSETS - 100.0%	637,050,306

Written Options
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Warner Bros Discovery Inc	Chicago Board Options Exchange	2,000	5,260,000	29.00	8/2026	(26,000)

						(26,000)
Put Options
Warner Bros Discovery Inc	Chicago Board Options Exchange	5,000	13,150,000	25.00	8/2026	(125,000)

						(125,000)
TOTAL WRITTEN OPTIONS (Premiums Received $(316,502))						(151,000)

Total Return Swaps

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives the total return on a portfolio of long and short positions and pays or receives the U.S. SOFR Index of 3.63% plus or minus a specified spread ranging from (0.15)% to 0.72% , which is denominated in U.S. dollars based on the local currencies of the positions within the swap	BNP Paribas SA	8/2026 - 6/2027	187,923,736	(6,674,287)	198,240	(6,476,047)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount (a)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
UNITED STATES -(7.1)%
Communication Services - (5.5)%
Entertainment - (5.5)%
Roku Inc Class A (1)				193,406	28,045,804	356,136
TOTAL COMMUNICATION SERVICES					28,045,804	356,136
Industrials - (1.6)%
Commercial Services & Supplies - (1.6)%
UniFirst Corp/MA				8,805	2,579,689	103,195
TOTAL INDUSTRIALS					2,579,689	103,195
TOTAL UNITED STATES					30,625,493	459,331
TOTAL COMMON STOCKS					30,625,493	459,331
TOTAL LONG					30,625,493	459,331

SHORT
Common Stocks
UNITED STATES -110.1%
Communication Services - 6.6%
Media - 6.6%
Fox Corp Class A				(211,702)	(12,327,407)	(427,449)
TOTAL COMMUNICATION SERVICES					(12,327,407)	(427,449)
Health Care - 4.1%
Health Care Equipment & Supplies - 4.1%
Boston Scientific Corp (1)				(73,455)	(3,432,552)	(266,525)
TOTAL HEALTH CARE					(3,432,552)	(266,525)
Financials - 97.7%
Financial Services - 97.7%
Mastercard Inc Class A				(167,000)	(95,707,700)	(6,327,630)
TOTAL FINANCIALS					(95,707,700)	(6,327,630)
Industrials - 3.0%
Commercial Services & Supplies - 0.6%
Cintas Corp				(33,814)	(6,919,359)	(41,931)
Ground Transportation - 2.4%
Union Pacific Corp				(41,204)	(12,036,925)	(155,339)
TOTAL INDUSTRIALS					(18,956,284)	(197,270)
Information Technology - (1.3)%
Semiconductors & Semiconductor Equipment - (1.3)%
Silicon Laboratories Inc (1)				(123,560)	(26,874,300)	85,256
TOTAL INFORMATION TECHNOLOGY					(26,874,300)	85,256
TOTAL UNITED STATES					(157,298,243)	(7,133,618)
TOTAL COMMON STOCKS					(157,298,243)	(7,133,618)
TOTAL SHORT					(157,298,243)	(7,133,618)

TOTAL SWAP COMPONENTS					(126,672,750)	(6,674,287)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives the total return on a portfolio of long and short positions and pays or receives the U.S. SOFR Index of 3.65% plus or minus a specified spread ranging from (0.65)% to 0.4% , which is denominated in U.S. dollars based on the local currencies of the positions within the swap	Goldman Sachs International	8/2030 - 6/2031	100,573,178	(694,755)	(8,004)	(702,759)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount (a)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
UNITED STATES -(55.6)%
Financials - (55.6)%
Banks - (55.6)%
Webster Financial Corp				622,675	48,082,964	390,405
TOTAL FINANCIALS					48,082,964	390,405
TOTAL UNITED STATES					48,082,964	390,405
TOTAL LONG					48,082,964	390,405

SHORT
Common Stocks
UNITED STATES -93.9%
Consumer Staples - 75.8%
Household Products - 75.8%
Kimberly-Clark Corp				(191,720)	(20,956,913)	(532,982)
TOTAL CONSUMER STAPLES					(20,956,913)	(532,982)
Industrials - 18.1%
Ground Transportation - 18.1%
Union Pacific Corp				(33,796)	(9,872,825)	(127,411)
TOTAL INDUSTRIALS					(9,872,825)	(127,411)
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Silicon Laboratories Inc (1)				(75)	(16,313)	52
TOTAL INFORMATION TECHNOLOGY					(16,313)	52
TOTAL UNITED STATES					(30,846,051)	(660,341)
SPAIN -60.5%
Financials - 60.5%
Banks - 60.5%
Banco Santander SA ADR				(1,535,047)	(21,644,163)	(424,819)
TOTAL FINANCIALS					(21,644,163)	(424,819)
TOTAL SPAIN					(21,644,163)	(424,819)
TOTAL COMMON STOCKS					(52,490,214)	(1,085,160)
TOTAL SHORT					(52,490,214)	(1,085,160)

TOTAL SWAP COMPONENTS					(4,407,250)	(694,755)

Underlying Reference	Counterparty	Maturity Date	Absolute Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)	Net Cash and Other Receivables/ (Payables) ($)	Value ($)
The Fund receives the total return on a portfolio of long and short positions and pays or receives the U.S. SOFR Index of 3.63% plus or minus a specified spread ranging from (0.15)% to 0.3%, which is denominated in U.S. dollars based on the local currencies of the positions within the swap	Bank of America Merrill Lynch International Ltd	11/2026 - 7/2027	47,550,220	(694,419)	(90,332)	(784,751)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end, and percentages shown are based on total swap value.

Reference Entity				Shares/Principal Amount (a)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG
Common Stocks
UNITED STATES -(23.7)%
Communication Services - (21.5)%
Entertainment - (21.5)%
Roku Inc Class A (1)				100,000	14,501,000	169,000
TOTAL COMMUNICATION SERVICES					14,501,000	169,000
Consumer Staples - (2.2)%
Personal Care Products - (2.2)%
Kenvue Inc				31,000	596,440	17,208
TOTAL CONSUMER STAPLES					596,440	17,208
TOTAL UNITED STATES					15,097,440	186,208
TOTAL COMMON STOCKS					15,097,440	186,208
TOTAL LONG					15,097,440	186,208

SHORT
Common Stocks
UNITED STATES -112.3%
Communication Services - 27.7%
Media - 27.7%
Fox Corp Class A				(96,930)	(5,644,234)	(217,123)
TOTAL COMMUNICATION SERVICES					(5,644,234)	(217,123)
Consumer Staples - 82.2%
Household Products - 82.2%
Kimberly-Clark Corp				(231,890)	(25,347,896)	(644,654)
TOTAL CONSUMER STAPLES					(25,347,896)	(644,654)
Industrials - 2.4%
Ground Transportation - 2.4%
Union Pacific Corp				(5,000)	(1,460,650)	(18,850)
TOTAL INDUSTRIALS					(1,460,650)	(18,850)
TOTAL UNITED STATES					(32,452,780)	(880,627)
TOTAL COMMON STOCKS					(32,452,780)	(880,627)
TOTAL SHORT					(32,452,780)	(880,627)

TOTAL SWAP COMPONENTS					(17,355,340)	(694,419)
(1) Non-income producing.

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
NVIDIA Corp	Pay	At Maturity	U.S. SOFR Index plus 49 basis points	At Maturity	Goldman Sachs International	8/2026	47,502,500	(2,679,537)	0	(2,679,537)
TOTAL RETURN SWAPS								(2,679,537)	0	(2,679,537)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $1,760,480.
(f)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $74,301,560.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	20,604,739	605,987,322	600,244,374	1,028,217	(1,735)	2,634	26,348,586	26,343,317
	20,604,739	605,987,322	600,244,374	1,028,217	(1,735)	2,634	26,348,586

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	118,552,750	118,552,750	-	-
Consumer Discretionary	14,131,250	14,131,250	-	-
Consumer Staples	57,286,619	57,286,619	-	-
Financials	140,365,026	140,362,070	-	2,956
Health Care	139,008,758	138,847,058	-	161,700
Industrials	38,422,700	38,422,700	-	-
Information Technology	50,187,500	50,187,500	-	-

U.S. Treasury Obligations	78,571,091	-	78,571,091	-

Money Market Funds	26,348,586	26,348,586	-	-

Purchased Options	1,194,332	1,194,332	-	-
Total Investments in Securities:	664,068,612	585,332,865	78,571,091	164,656
Derivative Instruments:

Liabilities
Swaps	(10,643,094)	-	(10,643,094)	-
Written Options	(151,000)	(151,000)	-	-
Total Liabilities	(10,794,094)	(151,000)	(10,643,094)	-
Total Derivative Instruments:	(10,794,094)	(151,000)	(10,643,094)	-
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$637,720,026
Investments in securities, at value - affiliated issuers	26,348,586
Segregated cash with brokers for derivative instruments	1,730,000
Cash	512,032
Receivable for investments sold	10,104
Dividends receivable	146,690
Distributions receivable from affiliated funds	97,920
Prepaid expenses	3,634
Total assets	666,568,992
Liabilities
Payable for investments purchased	18,104,394
Bi-lateral OTC swaps, at value	10,643,094
Accrued management fee	556,134
Written options, at value	151,000
Other payables and accrued expenses	64,064
Total liabilities	29,518,686
Net Assets	$637,050,306
Net assets consist of:
Paid in capital	625,908,584
Total accumulated earnings (loss)	11,141,722
Net Assets	$637,050,306

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($637,050,306/60,791,512 shares)	$10.48

Other Information
Unaffiliated issuers, cost	616,083,989
Affiliated issuers, cost	26,345,952
Written options premium received	316,502
Statement of Operations

Six months ended July 31, 2026 (Unaudited)

Investment Income
Dividends - unaffiliated issuers	$1,663,889
Dividends - affiliated issuers	1,028,217
Interest	1,009,151
Total investment income	3,701,257
Expenses
Management fee	2,914,471
Custodian fees and expenses	7,735
Independent trustees' fees and expenses	69,017
Registration fees	66,052
Audit	64,209
Legal	11,264
Interest	3,181
Commitment fee	126
Miscellaneous	7,315
Total expenses	3,143,370
Expense reimbursements and reductions	(91,822)
Total expenses after reductions	3,051,548
Net investment income (loss)	649,709
Net realized gain (loss)
Investments - unaffiliated issuers	9,049,234
Investments - affiliated issuers	(1,735)
Foreign currency transactions	7,422
Swaps	(7,997,404)
Written options	311,092
Net realized gain (loss)	1,368,609
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	18,720,708
Investments - affiliated issuers	2,634
Assets and liabilities in foreign currencies	2
Swaps	(9,675,491)
Written options	165,502
Total change in net unrealized appreciation (depreciation)	9,213,355
Net gain (loss)	10,581,964
Net increase (decrease) in net assets resulting from operations	$11,231,673

Statement of Changes in Net Assets
	Six months ended July 31, 2026 (Unaudited)	For the period June 17, 2025 (commencement of operations) through January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$649,709	$590,504
Net realized gain (loss)	1,368,609	5,697,017
Change in net unrealized appreciation (depreciation)	9,213,355	1,947,726
Net increase (decrease) in net assets resulting from operations	11,231,673	8,235,247
Distributions to shareholders
Distributions to shareholders	(4,877,387)	(3,447,811)
Total distributions	(4,877,387)	(3,447,811)
Net increase (decrease) in net assets resulting from share transactions	220,611,490	405,297,094
Total increase (decrease) in net assets	226,965,776	410,084,530
Net Assets
Beginning of period	410,084,530	-
End of period	$637,050,306	$410,084,530
Financial Highlights
Fidelity® SAI Merger Arbitrage Fund

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026 A
Selected Per Share Data
Net asset value, beginning of period	$10.36	$10.00
Income from Investment Operations
Net investment income (loss) B, C	.01	.03
Net realized and unrealized gain (loss)	.21	.45
Total from investment operations	.22	.48
Distributions
Distributions from net investment income	(.06)	(.10)
Distributions from net realized gain	(.04)	(.02)
Total distributions	(.10)	(.12)
Net asset value, end of period	$10.48	$10.36
Total Return D, E	2.14%	4.80%
Ratios and Supplemental Data C, F, G
Ratio of expenses to average net assets before reductions	1.13% H	1.18% H, I
Ratio of expenses to average net assets net of fee waivers, if any	1.10% H	1.10% H
Ratio of expenses to average net assets net of all reductions, if any	1.10% H	1.10% H
Ratio of net investment income (loss) to average net assets	.23% H	.49% H
Net assets, end of period	$637,050,306	$410,084,530
Portfolio turnover rate J	113% H	110% H

AFor the period June 17, 2025 (commencement of operations) through January 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2026

  1. Organization.
Fidelity® SAI Merger Arbitrage Fund (the Fund) is a non-diversified fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: futures contracts, swaps, market discount, constructive sales, conversion transactions and losses deferred due to wash sales and offsetting positions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® SAI Merger Arbitrage Fund	642,277,454	30,735,210	(19,738,146)	10,997,064

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund.

A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® SAI Merger Arbitrage Fund
Equity Risk
Purchased Options	1,194,332	-	(439,103)	506,973
Written Options	-	(151,000)	311,092	165,502
Swaps	-	(10,643,094)	(7,997,404)	(9,675,491)
Total Equity Risk	1,194,332	(10,794,094)	(8,125,415)	(9,003,016)

Totals	1,194,332	(10,794,094)	(8,125,415)	(9,003,016)

Value of Derivative Assets/Liabilities Legend
For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).

For purchased options, gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

For written options, gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Derivative Instruments by Counterparty Exposure. The table below summarizes derivatives inclusive of potential netting arrangements at period end. Collateral received and collateral pledged reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts. Net represents the receivable/(payable) that would be due from/(to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity.

Fidelity® SAI Merger Arbitrage Fund
Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received ($)	Collateral Pledged ($)	Net ($)
Goldman Sachs International	-	(3,382,296)	-	3,382,296	-
Bank of America Merrill Lynch International Ltd.	-	(784,751)	-	784,751	-
BNP Paribas SA	-	(6,476,047)	-	6,476,047	-
Total	$-	$(10,643,094)	$-	$10,643,094	$-

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® SAI Merger Arbitrage Fund
Purchased Options	33,503,705
Written Options	8,128,833
Swaps	194,659,879

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.  Exchange-traded options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

For bi-lateral swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency.

The Fund enters into total return basket swap contracts to obtain exposure to a portfolio of long and/or short positions in order to create and adjust the fund's investment exposure, to enhance total return, to hedge risks, to manage certain investment risk, and to manage volatility. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® SAI Merger Arbitrage Fund	813,752,127	255,538,610

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® SAI Merger Arbitrage Fund	1.05

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds.

At period end, there were no interfund loans outstanding.

Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate (%)	Interest expense ($)
Fidelity® SAI Merger Arbitrage Fund	Borrower	14,809,500	3.87	3,181

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® SAI Merger Arbitrage Fund	36,071,850	-	-

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable:  interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® SAI Merger Arbitrage Fund	1.10	May 31, 2027	83,145

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® SAI Merger Arbitrage Fund	8,677

  8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026
Fidelity® SAI Merger Arbitrage Fund
Fidelity® SAI Merger Arbitrage Fund (Commencement of sale of shares June 17, 2025)	4,877,387	3,447,811
Total	4,877,387	3,447,811

  9. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026	July 31, 2026	January 31, 2026

Fidelity® SAI Merger Arbitrage Fund (Commencement of sale of shares June 17, 2025)
Shares sold	21,236,430	39,252,589	221,000,000	401,849,448
Reinvestment of distributions	474,916	333,444	4,877,387	3,447,811
Shares redeemed	(505,850)	(17)	(5,265,897)	(165)
Net increase (decrease)	21,205,496	39,586,016	220,611,490	405,297,094

  10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Alternatives Fund
Fidelity ® SAI Merger Arbitrage Fund	99%
  11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9918587.101
FSM-SANN-0926

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Greenwood Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Greenwood Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Greenwood Street Trust

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	September 22, 2026